     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2018



                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 31                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 66                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: (980) 365-7100

                     Name and Address of Agent for Service:

                       NEW ENLGAND LIFE INSURANCE COMPANY

                           C/O C T CORPORATION SYSTEM
                         155 FEDERAL STREET - SUITE 700
                                 SUFFOLK COUNTY

                          BOSTON, MASSACHUSETTS 02116
                                 (617) 757-6400


                                    Copy To:


                                W. Thomas Conner
                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019


Approximate Date of Proposed Public Offering:


On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2017 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 27, 2017.


This registration statement incorporates by reference the prospectus dated May 1, 2016 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 28, 2016.

This registration statement incorporates by reference the prospectus dated May 1, 2015 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 28, 2015.

This registration statement incorporates by reference the prospectus dated April 28, 2014 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2014.

This registration statement incorporates by reference the prospectus dated April 29, 2013 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 23, 2013.

This registration statement incorporates by reference the prospectus dated April 30, 2012 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 25, 2012.

This registration statement incorporates by reference the prospectus dated May 1, 2011 and the Supplement dated May 1, 2011 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2011.

This registration statement incorporates by reference the prospectus dated May 1, 2010 and the Supplement dated May 1, 2010 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2010.

This registration statement incorporates by reference the prospectus dated May 1, 2009 and the supplements dated May 1, 2009 to the prospectuses date May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 21, 2009.

This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.

This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 20, 2007.

This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 033-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed On April 27, 2000.

                           AMERICAN GROWTH SERIES - I
                     Individual Variable Annuity Contracts


          Issued By
   New England Variable Annuity Separate Account of     Annuity Administrative Office
            New England Life Insurance Company                  P.O. Box 14594
                     One Financial Center                 Des Moines, IA 50306-3594
                       Boston, MA 02111
                         (800) 435-4117


                        SUPPLEMENT DATED APRIL 30, 2018

        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).


     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). The Contract is currently not available for new sales.


AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio

Harris Oakmark International Portfolio

Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
  Portfolio)

BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE(R) Index Portfolio
MetLife Russell 2000(R) Index Portfolio

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio



     You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2018, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, or telephoning 1-800-777-5897.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov. YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).


     ALLOCATION OF LOAN REPAYMENTS:

     Unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.



                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................           None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......            7%
                                                                                           declining annually--
                                                                                                see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                     CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)


                                                                  AMERICAN FUNDS
                                                                 BOND SUB-ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL           ALL OTHER
                                                         SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                        ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)...........   1.50%                                1.25%
      Administration Asset Charge....................   0.10%                                0.10%
                                                        ----                                 ----
       Total Variable Account Annual Expenses........   1.60%                                1.35%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.39%       1.22%



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%         0.25%      0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%         0.25%      0.04%
American Funds Growth Fund...............    0.33%         0.25%      0.02%
American Funds Growth-Income Fund........    0.26%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%           --          0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%           --          0.99%
American Funds Growth Fund...............   --          0.60%           --          0.60%
American Funds Growth-Income Fund........   --          0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%           --          1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%           --          1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%           --          1.02%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B.......................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................    0.50%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............    0.56%     0.25%          0.02%
Clarion Global Real Estate Portfolio --
 Class B....................................    0.61%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................    0.55%       --           0.03%
Harris Oakmark International
 Portfolio -- Class E.......................    0.77%     0.15%          0.04%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%     0.25%          0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%     0.25%          0.08%
MFS(R) Research International
 Portfolio -- Class B.......................    0.69%     0.25%          0.05%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%     0.25%          0.04%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.04%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.50%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.08%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.79%       --           0.06%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.18%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.69%       --           0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.04%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.09%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%          --
Brighthouse Asset Allocation 60
 Portfolio -- Class B.......................    0.05%     0.25%          --



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................... 0.67%         1.00%       --            1.00%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................   --          0.80%     0.07%           0.73%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............   --          0.83%     0.04%           0.79%
Clarion Global Real Estate Portfolio --
 Class B....................................   --          0.91%       --            0.91%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................   --          0.58%     0.02%           0.56%
Harris Oakmark International
 Portfolio -- Class E.......................   --          0.96%     0.02%           0.94%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.13%     0.02%           1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
MFS(R) Research International
 Portfolio -- Class B.......................   --          0.99%     0.10%           0.89%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.94%     0.02%           0.92%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.95%     0.10%           0.85%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.22%     0.01%           1.21%
PIMCO Total Return Portfolio -- Class B.....   --          0.81%     0.03%           0.78%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.20%         0.77%       --            0.77%
SSGA Growth ETF Portfolio -- Class B........ 0.21%         0.80%       --            0.80%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................   --          0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.85%     0.12%           0.73%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.51%       --            0.51%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%           0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.39%     0.03%           0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.57%         0.94%     0.02%           0.92%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.59%         0.90%       --            0.90%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................... 0.61%         0.91%       --            0.91%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 80
 Portfolio -- Class B.........................    0.05%     0.25%            0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................    0.82%       --             0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................    0.46%     0.25%            0.08%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........    0.70%       --             0.02%
Frontier Mid Cap Growth Portfolio --
 Class B......................................    0.71%     0.25%            0.04%
Jennison Growth Portfolio -- Class A..........    0.60%       --             0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.........................    0.90%       --             0.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................    0.90%     0.25%            0.07%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.04%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%            0.07%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%            0.02%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%            0.05%
MFS(R) Value Portfolio -- Class A.............    0.62%       --             0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.81%       --             0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%            0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%            0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.56%     0.25%            0.04%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 80
 Portfolio -- Class B......................... 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................   --          0.85%     0.05%             0.80%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................   --          0.79%       --              0.79%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B......................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A..........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A......................... 0.03%         1.00%     0.08%             0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................   --          1.22%     0.09%             1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.55%       --              0.55%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.63%       --              0.63%
MetLife Russell 2000(R) Index
 Portfolio -- Class B......................... 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E......   --          0.76%       --              0.76%
MFS(R) Value Portfolio -- Class A.............   --          0.64%     0.06%             0.58%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.87%     0.05%             0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................   --          0.85%     0.06%             0.79%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.49%     0.01%             0.48%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $989      $1,324      $1,686      $2,912
  (b).........     $904      $1,068      $1,257      $2,044


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $289        $824      $1,386      $2,912
  (b).........     $204        $568      $  957      $2,044


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:
(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.064% has been used. (See Note
      (1) to the Variable Account Accrual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").


                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, we were a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company is located at One Financial Center, Boston, Massachusetts 02111.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable

Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.



ELIGIBLE FUND                           INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ---------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                Seeks as high a level of current          Capital Research and Management
                                        income as is consistent with the          CompanySM
                                        preservation of capital.
American Funds Global Small             Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                              CompanySM
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  CompanySM
American Funds Growth-Income            Seeks long-term growth of capital         Capital Research and Management
 Fund                                   and income.                               CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate              Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   of income and growth of capital, with
                                        a greater emphasis on income.
Brighthouse Asset Allocation 100        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -------------------------------------------
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets             Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio      Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond           Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of           Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
PIMCO Total Return Portfolio             Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                         consistent with the preservation of       Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
SSGA Growth and Income ETF               Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio                Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value           Seeks high total return by investing      Brighthouse Investment Advisers, LLC
 Portfolio                               in equity securities of mid-sized         Subadviser: Victory Capital Management
                                         companies.                                Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ----------------------------------------   -----------------------------------------
BlackRock Bond Income Portfolio          Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                         primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                         fixed-income securities.
BlackRock Capital Appreciation           Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond          Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                         capital.
Brighthouse Asset Allocation 20          Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                               with growth of capital as a
                                         secondary objective.
Brighthouse Asset Allocation 40          Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                               income and growth of capital, with a
                                         greater emphasis on income.
Brighthouse Asset Allocation 60          Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                               level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
Brighthouse Asset Allocation 80          Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value        Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Artisan Partners Limited
                                                                                    Partnership
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                  Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                   Subadviser: Wellington Management
                                         secondarily, long-term capital             Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                      Brighthouse Investment Advisers, LLC
                                         appreciation.                              Subadviser: Frontier Capital Management
                                                                                    Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                   L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Loomis, Sayles & Company,
                                                                                    L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                     Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.                 LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.               LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of          Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors,
                                                                                    LLC

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
------------------------------------   ---------------------------------------   -------------------------------------------
MetLife Russell 2000(R) Index          Seeks to track the performance of         Brighthouse Investment Advisers, LLC
 Portfolio                             the Russell 2000(R) Index.                Subadviser: MetLife Investment Advisors,
                                                                                 LLC
MetLife Stock Index Portfolio          Seeks to track the performance of         Brighthouse Investment Advisers, LLC
                                       the Standard & Poor's 500(R)              Subadviser: MetLife Investment Advisors,
                                       Composite Stock Price Index.              LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return            Brighthouse Investment Advisers, LLC
                                       through investment in a diversified       Subadviser: Massachusetts Financial
                                       portfolio.                                Services Company
MFS(R) Value Portfolio                 Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                       principally of capital appreciation.      Subadviser: Neuberger Berman Investment
                                                                                 Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities          consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                             capital.                                  Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio             consistent with preservation of           Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.     Company

INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")


CERTAIN ELIGIBLE FUNDS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS THAT MAY BE MANAGED BY THE SAME SUB-ADVISER. THE PERFORMANCE OF THE ELIGIBLE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE OTHER FUNDS. WE MAKE NO REPRESENTATION THAT THE INVESTMENT RESULTS OF ANY OF THE ELIGIBLE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER FUND, EVEN IF THE OTHER FUND HAS THE SAME SUB-ADVISER.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.


                                 THE CONTRACTS


PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all Contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TRANSFER PRIVILEGE

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
-------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in those Monitored Funds:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the

Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


SURRENDERS

     How to Surrender.

     You may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

   o By fax (515) 457-4301.

   o For transfer or reallocation of future purchase payments, by Internet at http://www.brighthousefinancial.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.


     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a -delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your financial representative before submitting the form or request.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     CYBERSECURITY. -Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., -the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant -in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

     Cybersecurity -breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

     Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk -at all times.

                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

       The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS


     Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;


   o attributable to the taxpayer's death or disability on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs);



   o pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs);

   o to pay deductible medical expenses;

   o to pay IRS levies (and made after December 31, 1999);



   o in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000;


   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

     We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.


     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first

Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, telephoning 1-800-356-5015 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2017 for each Sub-Account of the New England Variable Annuity Separate Account. Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.




                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AGSI
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008520         7.014083              0
   01/01/2009 to 12/31/2009........     7.014083         8.949403             24
   01/01/2010 to 12/31/2010........     8.949403         9.903175             24
   01/01/2011 to 12/31/2011........     9.903175         9.562791              8
   01/01/2012 to 12/31/2012........     9.562791        10.710217             13
   01/01/2013 to 12/31/2013........    10.710217        12.524836             15
   01/01/2014 to 12/31/2014........    12.524836        13.104371              6
   01/01/2015 to 12/31/2015........    13.104371        12.837434              6
   01/01/2016 to 12/31/2016........    12.837434        13.654424              6
   01/01/2017 to 12/31/2017........    13.654424        15.742728              4
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998521         6.362008              0
   01/01/2009 to 12/31/2009........     6.362008         8.413264              6
   01/01/2010 to 12/31/2010........     8.413264         9.419662              6
   01/01/2011 to 12/31/2011........     9.419662         8.853752              6
   01/01/2012 to 12/31/2012........     8.853752        10.145787              6
   01/01/2013 to 12/31/2013........    10.145787        12.523027              5
   01/01/2014 to 12/31/2014........    12.523027        13.144312              0
   01/01/2015 to 12/31/2015........    13.144312        12.870045              0
   01/01/2016 to 12/31/2016........    12.870045        13.834988              0
   01/01/2017 to 12/31/2017........    13.834988        16.563726              0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018520         7.688026             28
   01/01/2009 to 12/31/2009........     7.688026         9.359536             28
   01/01/2010 to 12/31/2010........     9.359536        10.148870              8
   01/01/2011 to 12/31/2011........    10.148870        10.032209             16
   01/01/2012 to 12/31/2012........    10.032209        10.969741             18
   01/01/2013 to 12/31/2013........    10.969741        12.285930             13
   01/01/2014 to 12/31/2014........    12.285930        12.859911             13
   01/01/2015 to 12/31/2015........    12.859911        12.595355             13
   01/01/2016 to 12/31/2016........    12.595355        13.297937              6
   01/01/2017 to 12/31/2017........    13.297937        14.821083              6
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     2.043649         1.126487          4,153
   01/01/2009 to 12/31/2009........     1.126487         1.357765          3,487
   01/01/2010 to 12/31/2010........     1.357765         1.436166          2,800
   01/01/2011 to 12/31/2011........     1.436166         1.135377          2,289
   01/01/2012 to 12/31/2012........     1.135377         1.338697          1,977
   01/01/2013 to 12/31/2013........     1.338697         1.526017          1,715
   01/01/2014 to 12/31/2014........     1.526017         1.458820          1,543
   01/01/2015 to 12/31/2015........     1.458820         1.410903          1,411
   01/01/2016 to 12/31/2016........     1.410903         1.466842          1,224
   01/01/2017 to 12/31/2017........     1.466842         1.955927          1,144
BlackRock Bond Income Sub-Account
   01/01/2008 to 12/31/2008........     5.213355         4.966947          2,169
   01/01/2009 to 12/31/2009........     4.966947         5.364304          1,716
   01/01/2010 to 12/31/2010........     5.364304         5.733619          1,441
   01/01/2011 to 12/31/2011........     5.733619         6.028209          1,038
   01/01/2012 to 12/31/2012........     6.028209         6.395700            899
   01/01/2013 to 12/31/2013........     6.395700         6.261581            771
   01/01/2014 to 12/31/2014........     6.261581         6.615280            666
   01/01/2015 to 12/31/2015........     6.615280         6.565311            606
   01/01/2016 to 12/31/2016........     6.565311         6.679516            509
   01/01/2017 to 12/31/2017........     6.679516         6.860644            400

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     3.317618         2.078102          6,871
   01/01/2009 to 12/31/2009........     2.078102         2.804512          5,743
   01/01/2010 to 12/31/2010........     2.804512         3.315327          4,619
   01/01/2011 to 12/31/2011........     3.315327         2.978336          3,848
   01/01/2012 to 12/31/2012........     2.978336         3.360490          3,297
   01/01/2013 to 12/31/2013........     3.360490         4.449957          2,879
   01/01/2014 to 12/31/2014........     4.449957         4.780924          2,474
   01/01/2015 to 12/31/2015........     4.780924         5.012983          2,188
   01/01/2016 to 12/31/2016........     5.012983         4.949977          1,997
   01/01/2017 to 12/31/2017........     4.949977         6.540862          1,873
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2008 to 12/31/2008........    17.783641         9.658126              0
   01/01/2009 to 05/01/2009........     9.658126        10.080816              0
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market
Sub-Account)
   01/01/2008 to 12/31/2008........     2.539147         2.576484          3,471
   01/01/2009 to 12/31/2009........     2.576484         2.552625          2,071
   01/01/2010 to 12/31/2010........     2.552625         2.518663          1,614
   01/01/2011 to 12/31/2011........     2.518663         2.484979            829
   01/01/2012 to 12/31/2012........     2.484979         2.451474            580
   01/01/2013 to 12/31/2013........     2.451474         2.418600            674
   01/01/2014 to 12/31/2014........     2.418600         2.386167            542
   01/01/2015 to 12/31/2015........     2.386167         2.354245            489
   01/01/2016 to 12/31/2016........     2.354245         2.330777            442
   01/01/2017 to 12/31/2017........     2.330777         2.320012            410
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife Aggressive
Allocation Sub-Account)
   01/01/2008 to 12/31/2008........    12.967316         7.618288              2
   01/01/2009 to 12/31/2009........     7.618288         9.882922              7
   01/01/2010 to 12/31/2010........     9.882922        11.280368              7
   01/01/2011 to 04/29/2011........    11.280368        12.233901              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
   05/02/2011 to 12/31/2011........    12.197355        10.449544              5
   01/01/2012 to 12/31/2012........    10.449544        12.034607              5
   01/01/2013 to 12/31/2013........    12.034607        15.376710              5
   01/01/2014 to 12/31/2014........    15.376710        15.942485              0
   01/01/2015 to 12/31/2015........    15.942485        15.412840              0
   01/01/2016 to 12/31/2016........    15.412840        16.571411              6
   01/01/2017 to 12/31/2017........    16.571411        20.099537              6
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.316619         9.558154              5
   01/01/2009 to 12/31/2009........     9.558154        11.365529             14
   01/01/2010 to 12/31/2010........    11.365529        12.340288             26
   01/01/2011 to 12/31/2011........    12.340288        12.571143             26
   01/01/2012 to 12/31/2012........    12.571143        13.540123             19
   01/01/2013 to 12/31/2013........    13.540123        13.931117             25
   01/01/2014 to 12/31/2014........    13.931117        14.358933             18
   01/01/2015 to 12/31/2015........    14.358933        14.083434             17
   01/01/2016 to 12/31/2016........    14.083434        14.524017             16
   01/01/2017 to 12/31/2017........    14.524017        15.323166             17
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.744566         9.084384             10
   01/01/2009 to 12/31/2009........     9.084384        11.084639             18
   01/01/2010 to 12/31/2010........    11.084639        12.196578             23
   01/01/2011 to 12/31/2011........    12.196578        12.159587             21
   01/01/2012 to 12/31/2012........    12.159587        13.370615             20
   01/01/2013 to 12/31/2013........    13.370615        14.632471             35
   01/01/2014 to 12/31/2014........    14.632471        15.147446             33
   01/01/2015 to 12/31/2015........    15.147446        14.783924             32
   01/01/2016 to 12/31/2016........    14.783924        15.473622             15
   01/01/2017 to 12/31/2017........    15.473622        16.891409             10
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.212966         8.598781             92
   01/01/2009 to 12/31/2009........     8.598781        10.734178             55
   01/01/2010 to 12/31/2010........    10.734178        11.985154             75
   01/01/2011 to 12/31/2011........    11.985154        11.662905             66
   01/01/2012 to 12/31/2012........    11.662905        13.029216             56
   01/01/2013 to 12/31/2013........    13.029216        15.166317             58
   01/01/2014 to 12/31/2014........    15.166317        15.718641             52
   01/01/2015 to 12/31/2015........    15.718641        15.311249             49
   01/01/2016 to 12/31/2016........    15.311249        16.179248             49
   01/01/2017 to 12/31/2017........    16.179248        18.314433             40

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that Met/Franklin
Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521         7.036062              0
   01/01/2009 to 12/31/2009........     7.036062         8.923673              2
   01/01/2010 to 12/31/2010........     8.923673         9.688484              2
   01/01/2011 to 12/31/2011........     9.688484         9.390555              0
   01/01/2012 to 12/31/2012........     9.390555        10.757716              1
   01/01/2013 to 04/26/2013........    10.757716        11.583096              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife Growth
Strategy Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.658203        13.293643              0
   01/01/2014 to 04/25/2014........    13.293643        13.242017              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.674050         8.112797             36
   01/01/2009 to 12/31/2009........     8.112797        10.332691             51
   01/01/2010 to 12/31/2010........    10.332691        11.692655             76
   01/01/2011 to 12/31/2011........    11.692655        11.101034             68
   01/01/2012 to 12/31/2012........    11.101034        12.636476             57
   01/01/2013 to 12/31/2013........    12.636476        15.497971             55
   01/01/2014 to 12/31/2014........    15.497971        16.089416             49
   01/01/2015 to 12/31/2015........    16.089416        15.604420             49
   01/01/2016 to 12/31/2016........    15.604420        16.648450             49
   01/01/2017 to 12/31/2017........    16.648450        19.573240             45
Brighthouse/Artisan Mid Cap Value Sub-Account (previously Met/Artisan Mid Cap Value
Sub-Account)
   01/01/2008 to 12/31/2008........     3.775411         2.011046          3,461
   01/01/2009 to 12/31/2009........     2.011046         2.808727          2,728
   01/01/2010 to 12/31/2010........     2.808727         3.187943          2,098
   01/01/2011 to 12/31/2011........     3.187943         3.357827          1,677
   01/01/2012 to 12/31/2012........     3.357827         3.705570          1,414
   01/01/2013 to 12/31/2013........     3.705570         5.003290          1,237
   01/01/2014 to 12/31/2014........     5.003290         5.031330          1,058
   01/01/2015 to 12/31/2015........     5.031330         4.495167            908
   01/01/2016 to 12/31/2016........     4.495167         5.453384            767
   01/01/2017 to 12/31/2017........     5.453384         6.070150            663
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
   05/02/2011 to 12/31/2011........     9.988151         9.770311              0
   01/01/2012 to 12/31/2012........     9.770311        10.062522              1
   01/01/2013 to 12/31/2013........    10.062522        10.042820              3
   01/01/2014 to 12/31/2014........    10.042820        10.012955              4
   01/01/2015 to 12/31/2015........    10.012955         9.817193              3
   01/01/2016 to 12/31/2016........     9.817193         9.989036              3
   01/01/2017 to 12/31/2017........     9.989036         9.986689              4
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    44.233819        32.744483              1
   01/01/2009 to 12/31/2009........    32.744483        37.797645              1
   01/01/2010 to 12/31/2010........    37.797645        40.764419              0
   01/01/2011 to 12/31/2011........    40.764419        41.662360              0
   01/01/2012 to 12/31/2012........    41.662360        46.077383              0
   01/01/2013 to 12/31/2013........    46.077383        54.677267              0
   01/01/2014 to 12/31/2014........    54.677267        59.489725              1
   01/01/2015 to 12/31/2015........    59.489725        60.038781              1
   01/01/2016 to 12/31/2016........    60.038781        63.226687              1
   01/01/2017 to 12/31/2017........    63.226687        71.646228              1
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class A))
   01/01/2008 to 12/31/2008........     4.018597         2.404504          8,996
   01/01/2009 to 12/31/2009........     2.404504         3.131078          7,105
   01/01/2010 to 12/31/2010........     3.131078         3.459797          5,661
   01/01/2011 to 12/31/2011........     3.459797         3.275792          4,470
   01/01/2012 to 12/31/2012........     3.275792         3.647302          3,841
   01/01/2013 to 12/31/2013........     3.647302         4.811084          3,296
   01/01/2014 to 12/31/2014........     4.811084         5.251368          2,807
   01/01/2015 to 12/31/2015........     5.251368         5.305078          2,387
   01/01/2016 to 12/31/2016........     5.305078         5.618369          2,031
   01/01/2017 to 12/31/2017........     5.618369         6.600267          1,817

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
   01/01/2008 to 12/31/2008........     7.974359         4.932059             13
   01/01/2009 to 12/31/2009........     4.932059         5.800016             31
   01/01/2010 to 12/31/2010........     5.800016         6.434971             22
   01/01/2011 to 12/31/2011........     6.434971         6.365065              5
   01/01/2012 to 12/31/2012........     6.365065         7.121518              4
   01/01/2013 to 12/31/2013........     7.121518         9.434750              4
   01/01/2014 to 12/31/2014........     9.434750        10.565327             10
   01/01/2015 to 12/31/2015........    10.565327        10.892097             12
   01/01/2016 to 12/31/2016........    10.892097        11.635551              8
   01/01/2017 to 12/31/2017........    11.635551        13.998607              8
Clarion Global Real Estate Sub-Account
   01/01/2008 to 12/31/2008........    16.331587         9.397489             62
   01/01/2009 to 12/31/2009........     9.397489        12.491898             58
   01/01/2010 to 12/31/2010........    12.491898        14.309516             45
   01/01/2011 to 12/31/2011........    14.309516        13.329326             29
   01/01/2012 to 12/31/2012........    13.329326        16.567278             27
   01/01/2013 to 12/31/2013........    16.567278        16.924657             24
   01/01/2014 to 12/31/2014........    16.924657        18.913054             22
   01/01/2015 to 12/31/2015........    18.913054        18.397919             19
   01/01/2016 to 12/31/2016........    18.397919        18.309834             14
   01/01/2017 to 12/31/2017........    18.309834        20.006097              9
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........     0.860176         0.781458            516
   01/01/2012 to 12/31/2012........     0.781458         0.915968            419
   01/01/2013 to 12/31/2013........     0.915968         1.318534            360
   01/01/2014 to 12/31/2014........     1.318534         1.549570            449
   01/01/2015 to 12/31/2015........     1.549570         1.470551            397
   01/01/2016 to 12/31/2016........     1.470551         1.494131            368
   01/01/2017 to 12/31/2017........     1.494131         1.749812            335
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   01/01/2008 to 12/31/2008........   181.223032       103.701265              2
   01/01/2009 to 12/31/2009........   103.701265       146.155544              2
   01/01/2010 to 12/31/2010........   146.155544       157.746823              2
   01/01/2011 to 12/31/2011........   157.746823       143.892918              2
   01/01/2012 to 12/31/2012........   143.892918       173.915384              2
   01/01/2013 to 12/31/2013........   173.915384       220.975256              2
   01/01/2014 to 04/25/2014........   220.975256       230.139239              0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2008 to 12/31/2008........     0.953585         0.428705          1,048
   01/01/2009 to 12/31/2009........     0.428705         0.582779            903
   01/01/2010 to 12/31/2010........     0.582779         0.620100            780
   01/01/2011 to 04/29/2011........     0.620100         0.659650              0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2008 to 12/31/2008........     0.794818         0.477910            155
   01/01/2009 to 12/31/2009........     0.477910         0.626916             75
   01/01/2010 to 12/31/2010........     0.626916         0.765639             63
   01/01/2011 to 04/29/2011........     0.765639         0.860271              0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    50.946160        27.221237              1
   01/01/2009 to 12/31/2009........    27.221237        40.032187              1
   01/01/2010 to 12/31/2010........    40.032187        45.417642              1
   01/01/2011 to 12/31/2011........    45.417642        43.355948              1
   01/01/2012 to 12/31/2012........    43.355948        47.344933              0
   01/01/2013 to 12/31/2013........    47.344933        61.860279              0
   01/01/2014 to 12/31/2014........    61.860279        67.668434              0
   01/01/2015 to 12/31/2015........    67.668434        68.499629              0
   01/01/2016 to 12/31/2016........    68.499629        71.066691              0
   01/01/2017 to 12/31/2017........    71.066691        87.600063              0
Harris Oakmark International Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     1.967374         1.148507          1,110
   01/01/2009 to 12/31/2009........     1.148507         1.759340            837
   01/01/2010 to 12/31/2010........     1.759340         2.022260            717
   01/01/2011 to 12/31/2011........     2.022260         1.713473            505
   01/01/2012 to 12/31/2012........     1.713473         2.185192            476
   01/01/2013 to 12/31/2013........     2.185192         2.816631            412
   01/01/2014 to 12/31/2014........     2.816631         2.621422            354
   01/01/2015 to 12/31/2015........     2.621422         2.471077            337
   01/01/2016 to 12/31/2016........     2.471077         2.640533            285
   01/01/2017 to 12/31/2017........     2.640533         3.400446            268

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Small Cap Growth Sub-account
   01/01/2008 to 12/31/2008........     1.608185         0.972100             38
   01/01/2009 to 12/31/2009........     0.972100         1.283419             29
   01/01/2010 to 12/31/2010........     1.283419         1.597753             20
   01/01/2011 to 12/31/2011........     1.597753         1.559329              5
   01/01/2012 to 12/31/2012........     1.559329         1.818762             14
   01/01/2013 to 12/31/2013........     1.818762         2.515291             13
   01/01/2014 to 12/31/2014........     2.515291         2.677875             13
   01/01/2015 to 12/31/2015........     2.677875         2.596795             12
   01/01/2016 to 12/31/2016........     2.596795         2.854926             13
   01/01/2017 to 12/31/2017........     2.854926         3.530292             13
Jennison Growth Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     0.553005         0.346832            519
   01/01/2009 to 12/31/2009........     0.346832         0.479017            384
   01/01/2010 to 12/31/2010........     0.479017         0.527548            373
   01/01/2011 to 12/31/2011........     0.527548         0.523164            331
   01/01/2012 to 12/31/2012........     0.523164         0.597583            408
   01/01/2013 to 12/31/2013........     0.597583         0.807726            239
   01/01/2014 to 12/31/2014........     0.807726         0.869062            223
   01/01/2015 to 12/31/2015........     0.869062         0.949875            308
   01/01/2016 to 12/31/2016........     0.949875         0.938734            197
   01/01/2017 to 12/31/2017........     0.938734         1.271891            150
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2008 to 12/31/2008........    10.356153         5.523222             13
   01/01/2009 to 12/31/2009........     5.523222         7.830580             21
   01/01/2010 to 12/31/2010........     7.830580         8.451565             16
   01/01/2011 to 12/31/2011........     8.451565         8.223342              8
   01/01/2012 to 04/27/2012........     8.223342         9.252734              0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.053934        14.351545              3
   01/01/2014 to 12/31/2014........    14.351545        14.650017              4
   01/01/2015 to 12/31/2015........    14.650017        14.631016              4
   01/01/2016 to 12/31/2016........    14.631016        15.124392              3
   01/01/2017 to 12/31/2017........    15.124392        18.349613              4
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521         7.989129              0
   01/01/2009 to 12/31/2009........     7.989129        10.075432              2
   01/01/2010 to 12/31/2010........    10.075432        11.115352              4
   01/01/2011 to 12/31/2011........    11.115352        11.200656              9
   01/01/2012 to 12/31/2012........    11.200656        12.430131              5
   01/01/2013 to 04/26/2013........    12.430131        12.977080              0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2008 to 12/31/2008........     3.656787         2.312600          4,838
   01/01/2009 to 12/31/2009........     2.312600         2.971739          3,935
   01/01/2010 to 12/31/2010........     2.971739         3.738969          3,136
   01/01/2011 to 12/31/2011........     3.738969         3.710745          2,558
   01/01/2012 to 12/31/2012........     3.710745         4.193525          2,159
   01/01/2013 to 12/31/2013........     4.193525         5.835211          1,876
   01/01/2014 to 12/31/2014........     5.835211         5.973349          1,630
   01/01/2015 to 12/31/2015........     5.973349         5.805094          1,399
   01/01/2016 to 12/31/2016........     5.805094         6.830978          1,202
   01/01/2017 to 12/31/2017........     6.830978         7.767017          1,106
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     1.121357         0.649277            282
   01/01/2009 to 12/31/2009........     0.649277         0.830666            237
   01/01/2010 to 12/31/2010........     0.830666         1.076434            159
   01/01/2011 to 12/31/2011........     1.076434         1.091184            164
   01/01/2012 to 12/31/2012........     1.091184         1.193750            147
   01/01/2013 to 12/31/2013........     1.193750         1.747539            128
   01/01/2014 to 12/31/2014........     1.747539         1.740219            125
   01/01/2015 to 12/31/2015........     1.740219         1.741387            111
   01/01/2016 to 12/31/2016........     1.741387         1.821929            105
   01/01/2017 to 12/31/2017........     1.821929         2.277203             66

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
   01/01/2008 to 12/31/2008........   1.387871         1.446308             757
   01/01/2009 to 12/31/2009........   1.446308         1.497970             720
   01/01/2010 to 12/31/2010........   1.497970         1.562025             348
   01/01/2011 to 12/31/2011........   1.562025         1.653373             282
   01/01/2012 to 12/31/2012........   1.653373         1.690212             236
   01/01/2013 to 12/31/2013........   1.690212         1.625331             168
   01/01/2014 to 12/31/2014........   1.625331         1.691381             164
   01/01/2015 to 12/31/2015........   1.691381         1.670194             152
   01/01/2016 to 12/31/2016........   1.670194         1.683063             165
   01/01/2017 to 12/31/2017........   1.683063         1.709777             119
MetLife Mid Cap Stock Index Sub-Account
   01/01/2008 to 12/31/2008........   1.661625         1.042930             366
   01/01/2009 to 12/31/2009........   1.042930         1.407348             258
   01/01/2010 to 12/31/2010........   1.407348         1.749425             213
   01/01/2011 to 12/31/2011........   1.749425         1.688259             159
   01/01/2012 to 12/31/2012........   1.688259         1.954128             142
   01/01/2013 to 12/31/2013........   1.954128         2.560871             141
   01/01/2014 to 12/31/2014........   2.560871         2.759613             138
   01/01/2015 to 12/31/2015........   2.759613         2.651236             115
   01/01/2016 to 12/31/2016........   2.651236         3.142447              77
   01/01/2017 to 12/31/2017........   3.142447         3.584972              73
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........   1.677449         0.956529             297
   01/01/2009 to 12/31/2009........   0.956529         1.210659             238
   01/01/2010 to 12/31/2010........   1.210659         1.288947             203
   01/01/2011 to 12/31/2011........   1.288947         1.110837             117
   01/01/2012 to 12/31/2012........   1.110837         1.293389             100
   01/01/2013 to 12/31/2013........   1.293389         1.550662              84
   01/01/2014 to 12/31/2014........   1.550662         1.433981              73
   01/01/2015 to 12/31/2015........   1.433981         1.396645              85
   01/01/2016 to 12/31/2016........   1.396645         1.391697              71
   01/01/2017 to 12/31/2017........   1.391697         1.710949              73
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........   1.790916         1.171912             300
   01/01/2009 to 12/31/2009........   1.171912         1.452886             211
   01/01/2010 to 12/31/2010........   1.452886         1.814392             175
   01/01/2011 to 12/31/2011........   1.814392         1.713368             140
   01/01/2012 to 12/31/2012........   1.713368         1.961596              86
   01/01/2013 to 12/31/2013........   1.961596         2.674238              90
   01/01/2014 to 12/31/2014........   2.674238         2.764531              85
   01/01/2015 to 12/31/2015........   2.764531         2.604950              67
   01/01/2016 to 12/31/2016........   2.604950         3.108757              52
   01/01/2017 to 12/31/2017........   3.108757         3.508576              50
MetLife Stock Index Sub-Account
   01/01/2008 to 12/31/2008........   4.486461         2.776952             212
   01/01/2009 to 12/31/2009........   2.776952         3.449865             180
   01/01/2010 to 12/31/2010........   3.449865         3.896822             166
   01/01/2011 to 12/31/2011........   3.896822         3.907545             142
   01/01/2012 to 12/31/2012........   3.907545         4.449638             116
   01/01/2013 to 12/31/2013........   4.449638         5.781548             100
   01/01/2014 to 12/31/2014........   5.781548         6.451175              82
   01/01/2015 to 12/31/2015........   6.451175         6.422798              72
   01/01/2016 to 12/31/2016........   6.422798         7.057947              60
   01/01/2017 to 12/31/2017........   7.057947         8.442066              30
MFS(R) Research International Sub-Account
   01/01/2008 to 12/31/2008........   1.818114         1.033771             546
   01/01/2009 to 12/31/2009........   1.033771         1.341854             344
   01/01/2010 to 12/31/2010........   1.341854         1.474851             271
   01/01/2011 to 12/31/2011........   1.474851         1.299209             198
   01/01/2012 to 12/31/2012........   1.299209         1.495845             181
   01/01/2013 to 12/31/2013........   1.495845         1.759986             154
   01/01/2014 to 12/31/2014........   1.759986         1.615714             132
   01/01/2015 to 12/31/2015........   1.615714         1.565772             149
   01/01/2016 to 12/31/2016........   1.565772         1.531254             143
   01/01/2017 to 12/31/2017........   1.531254         1.936134             133

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Total Return Sub-Account (Class E)
   01/01/2008 to 12/31/2008........   47.897748         36.731880            215
   01/01/2009 to 12/31/2009........   36.731880         42.914039            177
   01/01/2010 to 12/31/2010........   42.914039         46.538129            147
   01/01/2011 to 12/31/2011........   46.538129         46.950508            126
   01/01/2012 to 12/31/2012........   46.950508         51.606905            107
   01/01/2013 to 12/31/2013........   51.606905         60.494994             90
   01/01/2014 to 12/31/2014........   60.494994         64.743797             79
   01/01/2015 to 12/31/2015........   64.743797         63.680021             71
   01/01/2016 to 12/31/2016........   63.680021         68.500949             63
   01/01/2017 to 12/31/2017........   68.500949         75.886537             60
MFS(R) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large Cap Value
Sub-Account (Class E))
   01/01/2008 to 12/31/2008........    1.479249          0.948016            127
   01/01/2009 to 12/31/2009........    0.948016          1.039840            104
   01/01/2010 to 12/31/2010........    1.039840          1.118261            103
   01/01/2011 to 12/31/2011........    1.118261          1.126767             73
   01/01/2012 to 12/31/2012........    1.126767          1.268737             57
   01/01/2013 to 12/31/2013........    1.268737          1.650853             49
   01/01/2014 to 12/31/2014........    1.650853          1.788166             48
   01/01/2015 to 12/31/2015........    1.788166          1.657155             49
   01/01/2016 to 12/31/2016........    1.657155          1.931509             71
   01/01/2017 to 12/31/2017........    1.931509          2.048876             37
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........    3.191840          3.737850          1,618
   01/01/2014 to 12/31/2014........    3.737850          4.086321          1,371
   01/01/2015 to 12/31/2015........    4.086321          4.025433          1,206
   01/01/2016 to 12/31/2016........    4.025433          4.542983          1,140
   01/01/2017 to 12/31/2017........    4.542983          5.289123          1,072
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class
A))
   01/01/2008 to 12/31/2008........    3.320480          1.999940          4,115
   01/01/2009 to 12/31/2009........    1.999940          2.404152          3,374
   01/01/2010 to 12/31/2010........    2.404152          2.717356          2,757
   01/01/2011 to 12/31/2011........    2.717356          2.516118          2,199
   01/01/2012 to 12/31/2012........    2.516118          2.873558          1,831
   01/01/2013 to 04/26/2013........    2.873558          3.166688              0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........    9.998521          6.602417              0
   01/01/2009 to 12/31/2009........    6.602417          8.134815              0
   01/01/2010 to 12/31/2010........    8.134815          8.910472              0
   01/01/2011 to 12/31/2011........    8.910472          8.743155              0
   01/01/2012 to 12/31/2012........    8.743155          9.825638              0
   01/01/2013 to 04/26/2013........    9.825638         10.764812              0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2008 to 12/31/2008........    1.415429          0.927051            181
   01/01/2009 to 12/31/2009........    0.927051          1.103678            209
   01/01/2010 to 12/31/2010........    1.103678          1.211421            156
   01/01/2011 to 12/31/2011........    1.211421          1.204841            135
   01/01/2012 to 12/31/2012........    1.204841          1.383459            131
   01/01/2013 to 04/26/2013........    1.383459          1.569158              0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........    1.295933          1.505614            159
   01/01/2011 to 12/31/2011........    1.505614          1.382641            117
   01/01/2012 to 12/31/2012........    1.382641          1.490612            110
   01/01/2013 to 12/31/2013........    1.490612          2.044522             94
   01/01/2014 to 12/31/2014........    2.044522          2.037563             71
   01/01/2015 to 12/31/2015........    2.037563          1.909271             73
   01/01/2016 to 12/31/2016........    1.909271          1.724304             56
   01/01/2017 to 12/31/2017........    1.724304          2.380255             32
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2008 to 12/31/2008........    2.046087          0.899628            183
   01/01/2009 to 12/31/2009........    0.899628          1.185187            181
   01/01/2010 to 04/30/2010........    1.185187          1.282944              0
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2008 to 12/31/2008........    2.066181          1.255554          1,372
   01/01/2009 to 12/31/2009........    1.255554          1.401636          1,011
   01/01/2010 to 12/31/2010........    1.401636          1.681238            682
   01/01/2011 to 12/31/2011........    1.681238          1.754969            524
   01/01/2012 to 12/31/2012........    1.754969          1.904907            398
   01/01/2013 to 12/31/2013........    1.904907          2.603370            368
   01/01/2014 to 12/31/2014........    2.603370          2.568732            317
   01/01/2015 to 12/31/2015........    2.568732          2.549010            277
   01/01/2016 to 12/31/2016........    2.549010          2.984724            209
   01/01/2017 to 12/31/2017........    2.984724          3.408668            176

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2008 to 12/31/2008........     1.573190         0.957591             95
   01/01/2009 to 12/31/2009........     0.957591         1.292055             73
   01/01/2010 to 12/31/2010........     1.292055         1.566132             66
   01/01/2011 to 12/31/2011........     1.566132         1.463649             59
   01/01/2012 to 12/31/2012........     1.463649         1.520243             53
   01/01/2013 to 04/26/2013........     1.520243         1.648624              0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    20.336532        11.925807             16
   01/01/2009 to 12/31/2009........    11.925807        16.448883             16
   01/01/2010 to 12/31/2010........    16.448883        18.813115             13
   01/01/2011 to 12/31/2011........    18.813115        17.001195             13
   01/01/2012 to 12/31/2012........    17.001195        20.323634             11
   01/01/2013 to 12/31/2013........    20.323634        25.487685              6
   01/01/2014 to 12/31/2014........    25.487685        25.684603              5
   01/01/2015 to 12/31/2015........    25.684603        26.337470              5
   01/01/2016 to 12/31/2016........    26.337470        26.044328              4
   01/01/2017 to 12/31/2017........    26.044328        35.135443              4
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521         6.571545              1
   01/01/2009 to 12/31/2009........     6.571545         8.598370              4
   01/01/2010 to 12/31/2010........     8.598370         9.132809              4
   01/01/2011 to 12/31/2011........     9.132809         8.389136              0
   01/01/2012 to 12/31/2012........     8.389136        10.114581              0
   01/01/2013 to 04/26/2013........    10.114581        10.754565              0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2008 to 12/31/2008........    12.158272        11.168440             48
   01/01/2009 to 12/31/2009........    11.168440        13.007420             49
   01/01/2010 to 12/31/2010........    13.007420        13.829007             43
   01/01/2011 to 12/31/2011........    13.829007        15.164120             54
   01/01/2012 to 12/31/2012........    15.164120        16.325806             51
   01/01/2013 to 12/31/2013........    16.325806        14.612945             32
   01/01/2014 to 12/31/2014........    14.612945        14.834096             28
   01/01/2015 to 12/31/2015........    14.834096        14.180026             13
   01/01/2016 to 12/31/2016........    14.180026        14.687122             12
   01/01/2017 to 12/31/2017........    14.687122        14.993200             12
PIMCO Total Return Sub-Account
   01/01/2008 to 12/31/2008........     1.337485         1.324909          2,470
   01/01/2009 to 12/31/2009........     1.324909         1.542806          2,274
   01/01/2010 to 12/31/2010........     1.542806         1.646486          1,866
   01/01/2011 to 12/31/2011........     1.646486         1.675954          1,601
   01/01/2012 to 12/31/2012........     1.675954         1.806648          1,516
   01/01/2013 to 12/31/2013........     1.806648         1.748282          1,197
   01/01/2014 to 12/31/2014........     1.748282         1.797141            887
   01/01/2015 to 12/31/2015........     1.797141         1.773131            820
   01/01/2016 to 12/31/2016........     1.773131         1.795007            822
   01/01/2017 to 12/31/2017........     1.795007         1.850708            765
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.612201         8.585165              0
   01/01/2009 to 12/31/2009........     8.585165        10.578000             37
   01/01/2010 to 12/31/2010........    10.578000        11.713478             37
   01/01/2011 to 12/31/2011........    11.713478        11.679350             37
   01/01/2012 to 12/31/2012........    11.679350        13.001985             51
   01/01/2013 to 12/31/2013........    13.001985        14.486441             17
   01/01/2014 to 12/31/2014........    14.486441        15.122826              2
   01/01/2015 to 12/31/2015........    15.122826        14.627128              2
   01/01/2016 to 12/31/2016........    14.627128        15.265682              3
   01/01/2017 to 12/31/2017........    15.265682        17.450240              3
SSGA Growth ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.902093         7.870891              0
   01/01/2009 to 12/31/2009........     7.870891        10.024997              4
   01/01/2010 to 12/31/2010........    10.024997        11.290529             12
   01/01/2011 to 12/31/2011........    11.290529        10.902269              9
   01/01/2012 to 12/31/2012........    10.902269        12.372127             10
   01/01/2013 to 12/31/2013........    12.372127        14.412193             10
   01/01/2014 to 12/31/2014........    14.412193        14.983765              1
   01/01/2015 to 12/31/2015........    14.983765        14.441202              1
   01/01/2016 to 12/31/2016........    14.441202        15.227706              1
   01/01/2017 to 12/31/2017........    15.227706        17.974239              1

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.527073         0.873753              412
   01/01/2009 to 12/31/2009........   0.873753         1.233030              407
   01/01/2010 to 12/31/2010........   1.233030         1.420190              350
   01/01/2011 to 12/31/2011........   1.420190         1.382477              293
   01/01/2012 to 12/31/2012........   1.382477         1.618537              276
   01/01/2013 to 12/31/2013........   1.618537         2.215908              308
   01/01/2014 to 12/31/2014........   2.215908         2.379145              339
   01/01/2015 to 12/31/2015........   2.379145         2.593998              344
   01/01/2016 to 12/31/2016........   2.593998         2.598415              326
   01/01/2017 to 12/31/2017........   2.598415         3.421894              313
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........   0.642392         0.352036              219
   01/01/2009 to 12/31/2009........   0.352036         0.552146              151
   01/01/2010 to 12/31/2010........   0.552146         0.695587              241
   01/01/2011 to 12/31/2011........   0.695587         0.618370              173
   01/01/2012 to 12/31/2012........   0.618370         0.683961              155
   01/01/2013 to 04/26/2013........   0.683961         0.715346                0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   0.980220         0.582646            1,241
   01/01/2009 to 12/31/2009........   0.582646         0.836223              901
   01/01/2010 to 12/31/2010........   0.836223         1.053407              688
   01/01/2011 to 12/31/2011........   1.053407         1.022186              590
   01/01/2012 to 12/31/2012........   1.022186         1.146390              554
   01/01/2013 to 12/31/2013........   1.146390         1.544735              459
   01/01/2014 to 12/31/2014........   1.544735         1.718709              524
   01/01/2015 to 12/31/2015........   1.718709         1.808823              505
   01/01/2016 to 12/31/2016........   1.808823         1.895491              409
   01/01/2017 to 12/31/2017........   1.895491         2.332881              383
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   1.599275         1.004753               88
   01/01/2009 to 12/31/2009........   1.004753         1.374260               82
   01/01/2010 to 12/31/2010........   1.374260         1.825815               97
   01/01/2011 to 12/31/2011........   1.825815         1.827451               89
   01/01/2012 to 12/31/2012........   1.827451         2.089630               97
   01/01/2013 to 12/31/2013........   2.089630         2.972263               82
   01/01/2014 to 12/31/2014........   2.972263         3.127307               85
   01/01/2015 to 12/31/2015........   3.127307         3.161388               84
   01/01/2016 to 12/31/2016........   3.161388         3.477137               67
   01/01/2017 to 12/31/2017........   3.477137         4.203721               67
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2008 to 12/31/2008........   2.678582         1.387940              706
   01/01/2009 to 12/31/2009........   1.387940         2.023069              584
   01/01/2010 to 12/31/2010........   2.023069         2.515893              351
   01/01/2011 to 12/31/2011........   2.515893         2.316558              253
   01/01/2012 to 04/27/2012........   2.316558         2.562188                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012........   2.549695         2.621960              195
   01/01/2013 to 12/31/2013........   2.621960         3.370744              181
   01/01/2014 to 12/31/2014........   3.370744         3.646234              145
   01/01/2015 to 12/31/2015........   3.646234         3.274251              128
   01/01/2016 to 12/31/2016........   3.274251         3.731185              105
   01/01/2017 to 12/31/2017........   3.731185         4.030088               79
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   2.194786         1.840216            4,403
   01/01/2009 to 12/31/2009........   1.840216         2.400522            3,530
   01/01/2010 to 12/31/2010........   2.400522         2.669730            2,815
   01/01/2011 to 12/31/2011........   2.669730         2.795757            2,266
   01/01/2012 to 12/31/2012........   2.795757         3.075143            1,965
   01/01/2013 to 12/31/2013........   3.075143         3.067073            1,680
   01/01/2014 to 12/31/2014........   3.067073         3.191466            1,406
   01/01/2015 to 12/31/2015........   3.191466         3.094606            1,230
   01/01/2016 to 12/31/2016........   3.094606         3.314310            1,059
   01/01/2017 to 12/31/2017........   3.314310         3.539008              923

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2008 to 12/31/2008........     1.917566         1.539848            489
   01/01/2009 to 12/31/2009........     1.539848         2.077856            406
   01/01/2010 to 12/31/2010........     2.077856         2.315798            327
   01/01/2011 to 12/31/2011........     2.315798         2.386691            274
   01/01/2012 to 12/31/2012........     2.386691         2.659369            249
   01/01/2013 to 12/31/2013........     2.659369         2.833054            222
   01/01/2014 to 12/31/2014........     2.833054         2.930038            226
   01/01/2015 to 12/31/2015........     2.930038         2.827890            218
   01/01/2016 to 04/29/2016........     2.827890         2.914318              0
Western Asset Management U.S. Government Sub-Account
   01/01/2008 to 12/31/2008........     1.724243         1.694937          2,337
   01/01/2009 to 12/31/2009........     1.694937         1.744654          2,037
   01/01/2010 to 12/31/2010........     1.744654         1.821281          1,571
   01/01/2011 to 12/31/2011........     1.821281         1.895913          1,370
   01/01/2012 to 12/31/2012........     1.895913         1.933390          1,240
   01/01/2013 to 12/31/2013........     1.933390         1.893384          1,055
   01/01/2014 to 12/31/2014........     1.893384         1.920495            987
   01/01/2015 to 12/31/2015........     1.920495         1.905574            917
   01/01/2016 to 12/31/2016........     1.905574         1.904152            847
   01/01/2017 to 12/31/2017........     1.904152         1.915030            424
American Funds Bond Sub-Account
   01/01/2008 to 12/31/2008........    15.520310        13.845478             33
   01/01/2009 to 12/31/2009........    13.845478        15.343360             38
   01/01/2010 to 12/31/2010........    15.343360        16.072959             25
   01/01/2011 to 12/31/2011........    16.072959        16.783999             19
   01/01/2012 to 12/31/2012........    16.783999        17.403721             18
   01/01/2013 to 12/31/2013........    17.403721        16.757799              9
   01/01/2014 to 12/31/2014........    16.757799        17.362262              6
   01/01/2015 to 12/31/2015........    17.362262        17.133526              7
   01/01/2016 to 12/31/2016........    17.133526        17.358019              6
   01/01/2017 to 12/31/2017........    17.358019        17.709312              6
American Funds Global Small Capitalization Sub-Account
   01/01/2008 to 12/31/2008........     3.466071         1.585284            620
   01/01/2009 to 12/31/2009........     1.585284         2.516436            538
   01/01/2010 to 12/31/2010........     2.516436         3.031619            430
   01/01/2011 to 12/31/2011........     3.031619         2.412378            321
   01/01/2012 to 12/31/2012........     2.412378         2.805424            246
   01/01/2013 to 12/31/2013........     2.805424         3.541667            224
   01/01/2014 to 12/31/2014........     3.541667         3.559431            189
   01/01/2015 to 12/31/2015........     3.559431         3.512234            159
   01/01/2016 to 12/31/2016........     3.512234         3.529014             99
   01/01/2017 to 12/31/2017........     3.529014         4.372522             89
American Funds Growth Sub-Account
   01/01/2008 to 12/31/2008........    16.835174         9.282170            370
   01/01/2009 to 12/31/2009........     9.282170        12.735065            304
   01/01/2010 to 12/31/2010........    12.735065        14.874351            201
   01/01/2011 to 12/31/2011........    14.874351        14.012637            143
   01/01/2012 to 12/31/2012........    14.012637        16.256137            125
   01/01/2013 to 12/31/2013........    16.256137        20.814004            105
   01/01/2014 to 12/31/2014........    20.814004        22.226580             87
   01/01/2015 to 12/31/2015........    22.226580        23.373902             78
   01/01/2016 to 12/31/2016........    23.373902        25.185386             61
   01/01/2017 to 12/31/2017........    25.185386        31.799544             51
American Funds Growth-Income Sub-Account
   01/01/2008 to 12/31/2008........    11.442093         6.998060            462
   01/01/2009 to 12/31/2009........     6.998060         9.038552            299
   01/01/2010 to 12/31/2010........     9.038552         9.911591            199
   01/01/2011 to 12/31/2011........     9.911591         9.576075            158
   01/01/2012 to 12/31/2012........     9.576075        11.070735            139
   01/01/2013 to 12/31/2013........    11.070735        14.544951            137
   01/01/2014 to 12/31/2014........    14.544951        15.836328            121
   01/01/2015 to 12/31/2015........    15.836328        15.811666            104
   01/01/2016 to 12/31/2016........    15.811666        17.353479             70
   01/01/2017 to 12/31/2017........    17.353479        20.901544             66



DISCONTINUED ELIGIBLE FUNDS

Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.

Effective as of May 1, 2016:

Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).


Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117

                                 APRIL 30, 2018

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund


BRIGHTHOUSE FUNDS TRUST I

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
  Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio
MetLife Russell 2000(R) Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio


     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2018. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-71 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                 APRIL 30, 2018

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                                      PAGE
                                                                                     -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...................................   A-5
HIGHLIGHTS..........................................................................   A-6
EXPENSE TABLE.......................................................................   A-9
THE COMPANY.........................................................................  A-14
THE VARIABLE ACCOUNT................................................................  A-14
   Certain Payments We Receive with Regard to the Eligible Funds....................  A-14
   Investments of the Variable Account..............................................  A-15
   Share Classes of the Eligible Funds..............................................  A-19
   Substitution of Investments......................................................  A-19
GUARANTEED OPTION...................................................................  A-19
THE CONTRACTS.......................................................................  A-19
   Purchase Payments................................................................  A-20
   Ten-Day Right to Review..........................................................  A-20
   Employee Version.................................................................  A-21
   Allocation of Purchase Payments..................................................  A-21
   State Variations.................................................................  A-21
   Contract Value and Accumulation Unit Value.......................................  A-21
   Payment on Death Prior to Annuitization..........................................  A-22
      Beneficiary Continuation......................................................  A-23
      Special Options for Spouses...................................................  A-24
   Transfer Privilege...............................................................  A-24
   Dollar Cost Averaging............................................................  A-27
   Asset Rebalancing................................................................  A-28
   Surrenders.......................................................................  A-28
   Systematic Withdrawals...........................................................  A-30
   Loan Provision for Certain Tax Benefited Retirement Plans........................  A-30
   Suspension of Payments...........................................................  A-31
   Ownership Rights.................................................................  A-31
   Requests and Elections...........................................................  A-32
   Confirming Transactions..........................................................  A-34
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUCTIONS.......  A-34
   Administration Contract Charge...................................................  A-34
   Administration Asset Charge......................................................  A-35
   Mortality and Expense Risk Charge................................................  A-35
   Contingent Deferred Sales Charge.................................................  A-35
   Premium and Other Tax Charge.....................................................  A-37
   Other Expenses...................................................................  A-38
ANNUITY PAYMENTS....................................................................  A-38
   Election of Annuity..............................................................  A-38
   Annuity Options..................................................................  A-39
   Amount of Variable Annuity Payments..............................................  A-41
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS......................................  A-41
FEDERAL INCOME TAX CONSIDERATIONS...................................................  A-42
   Taxation of Non-Qualified Contracts..............................................  A-42
   Taxation of Qualified Contracts..................................................  A-45
   Possible Tax Law Changes.........................................................  A-49
VOTING RIGHTS.......................................................................  A-49

                                                                      PAGE
                                                                     -----
DISTRIBUTION OF THE CONTRACTS.......................................  A-49
THE FIXED ACCOUNT...................................................  A-50
   Contract Value and Fixed Account Transactions....................  A-51
INVESTMENT PERFORMANCE INFORMATION..................................  A-51
   Yields...........................................................  A-51
   Standard Return..................................................  A-52
   Non-Standard Return..............................................  A-52
   Other Performance................................................  A-52
LEGAL PROCEEDINGS...................................................  A-53
FINANCIAL STATEMENTS................................................  A-53
ACCUMULATION UNIT VALUES (Condensed Financial Information)..........  A-54
APPENDIX A: Consumer Tips...........................................  A-65
APPENDIX B: Contingent Deferred Sales Charge........................  A-66
APPENDIX C: Premium Tax.............................................  A-67
APPENDIX D: Exchanged Contracts.....................................  A-68
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........  A-70

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.


PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     Any Code reference to "spouse" includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED
                                    ----
ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states

   o mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

   o administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

   o annual contract administration charge equal to the lesser of $30 and 2% of contract value

   o a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information). The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full surrender.


SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.


REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................          None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......           7%
                                                                                           declining annually
                                                                                               see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                  CHARGE
------------------------------   -------
      0.......................   7%
      1.......................   6%
      2.......................   5%
      3.......................   4%
      4.......................   3%
      5.......................   2%
      6.......................   1%
      7 and thereafter........   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUB-ACCOUNTS)


                                                                 AMERICAN FUNDS
                                                                BOND SUB-ACCOUNT,
                                                              AMERICAN FUNDS GROWTH
                                                           SUB-ACCOUNT, AMERICAN FUNDS
                                                          GROWTH-INCOME SUB-ACCOUNT AND
                                                              AMERICAN FUNDS GLOBAL           ALL OTHER
                                                        SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                       ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)..........   1.55%                                1.30%
      Administration Asset Charge...................   0.10%                                0.10%
                                                       ----                                 ----
      Total Variable Account Annual Expenses........   1.65%                                1.40%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2)   We are waiving the following amounts of the Mortality and Expense Risk
   Charge: 0.08% for the Subaccount investing in Brighthouse/ Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio (Class B).

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.39%       1.22%

ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%     0.25%          0.04%
American Funds Growth Fund...............    0.33%     0.25%          0.02%
American Funds Growth-Income Fund........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%     0.55%            --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............    0.50%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........    0.56%     0.25%          0.02%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.61%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................    0.55%       --           0.03%
Harris Oakmark International
 Portfolio -- Class E....................    0.77%     0.15%          0.04%
Invesco Small Cap Growth Portfolio --
 Class B.................................    0.85%     0.25%          0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B....................    0.70%     0.25%          0.08%
MFS(R) Research International
 Portfolio -- Class B....................    0.69%     0.25%          0.05%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --              0.99%
American Funds Growth Fund...............   --          0.60%       --              0.60%
American Funds Growth-Income Fund........   --          0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --              1.02%
Brighthouse Asset Allocation 100
 Portfolio -- Class B.................... 0.67%         1.00%       --              1.00%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............   --          0.80%     0.07%             0.73%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........   --          0.83%     0.04%             0.79%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.91%       --              0.91%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................   --          0.58%     0.02%             0.56%
Harris Oakmark International
 Portfolio -- Class E....................   --          0.96%     0.02%             0.94%
Invesco Small Cap Growth Portfolio --
 Class B.................................   --          1.13%     0.02%             1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B....................   --          1.03%       --              1.03%
MFS(R) Research International
 Portfolio -- Class B....................   --          0.99%     0.10%             0.89%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.65%     0.25%          0.04%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.04%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.50%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.08%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.79%       --           0.06%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.18%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.69%       --           0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.04%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.09%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%            --
Brighthouse Asset Allocation 60
 Portfolio -- Class B.......................    0.05%     0.25%            --
Brighthouse Asset Allocation 80
 Portfolio -- Class B.......................    0.05%     0.25%          0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................    0.82%       --           0.03%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................    0.46%     0.25%          0.08%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........    0.70%       --           0.02%
Frontier Mid Cap Growth Portfolio --
 Class B....................................    0.71%     0.25%          0.04%
Jennison Growth Portfolio -- Class A........    0.60%       --           0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.......................    0.90%       --           0.07%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................    0.90%     0.25%          0.07%
MetLife Aggregate Bond Index
 Portfolio -- Class B.......................    0.25%     0.25%          0.03%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.94%     0.02%             0.92%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.95%     0.10%             0.85%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.22%     0.01%             1.21%
PIMCO Total Return Portfolio -- Class B.....   --          0.81%     0.03%             0.78%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.20%         0.77%       --              0.77%
SSGA Growth ETF Portfolio -- Class B........ 0.21%         0.80%       --              0.80%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................   --          0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.85%     0.12%             0.73%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.51%       --              0.51%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%             0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.39%     0.03%             0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.57%         0.94%     0.02%             0.92%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.59%         0.90%       --              0.90%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................... 0.61%         0.91%       --              0.91%
Brighthouse Asset Allocation 80
 Portfolio -- Class B....................... 0.64%         0.95%       --              0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................   --          0.85%     0.05%             0.80%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................   --          0.79%       --              0.79%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B....................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................... 0.03%         1.00%     0.08%             0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................   --          1.22%     0.09%             1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B.......................   --          0.53%     0.01%             0.52%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.04%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%            0.07%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%            0.02%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%            0.05%
MFS(R) Value Portfolio -- Class A.............    0.62%       --             0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.81%       --             0.04%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%            0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%            0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.56%     0.25%            0.04%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.55%       --              0.55%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.63%       --              0.63%
MetLife Russell 2000(R) Index
 Portfolio -- Class B......................... 0.01%         0.57%       --              0.57%
MetLife Stock Index Portfolio --
 Class B...................................... --            0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E...... --            0.76%       --              0.76%
MFS(R) Value Portfolio -- Class A............. --            0.64%     0.06%             0.58%
Neuberger Berman Genesis Portfolio --
 Class A...................................... --            0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B......................... --            0.87%     0.05%             0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B......................... --            0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B...................................... --            0.85%     0.06%             0.79%
Western Asset Management
 U.S. Government Portfolio -- Class A......... --            0.49%     0.01%             0.48%

     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.

     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $994      $1,339      $1,711      $2,961
  (b).........     $909      $1,083      $1,282      $2,097

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $294        $839      $1,411      $2,961
  (b).........     $209        $583      $  982      $2,097

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:
(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.092% has been used. See Note
      (1) to the Variable Account Annual Expenses table.

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See "ACCUMULATION UNIT VALUES (Condensed Financial Information)").

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all states, and the District of Columbia. We are a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, we were a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company is located at One Financial Center, Boston, Massachusetts 02111.


                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus before investing. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          CompanySM
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               CompanySM
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   CompanySM
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced               Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets             Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------   -------------------------------------------
MFS(R) Research International           Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                 Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,                Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of        Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
SSGA Growth and Income ETF              Seeks growth of capital and income.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value          Seeks high total return by investing       Brighthouse Investment Advisers, LLC
 Portfolio                              in equity securities of mid-sized          Subadviser: Victory Capital Management
                                        companies.                                 Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
BlackRock Bond Income Portfolio         Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                        primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse Asset Allocation 20         Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              with growth of capital as a
                                        secondary objective.
Brighthouse Asset Allocation 40         Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                              income and growth of capital, with a
                                        greater emphasis on income.
Brighthouse Asset Allocation 60         Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                              level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
Brighthouse Asset Allocation 80         Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------   --------------------------------------   -------------------------------------------
Brighthouse/Artisan Mid Cap Value        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Artisan Partners Limited
                                                                                  Partnership
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                Subadviser: Wellington Management
                                                                                  Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                 Subadviser: Wellington Management
                                         secondarily, long-term capital           Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                    Brighthouse Investment Advisers, LLC
                                         appreciation.                            Subadviser: Frontier Capital Management
                                                                                  Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                 L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Loomis, Sayles & Company,
                                                                                  L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                   Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.               LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)      Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                  Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.               Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Stock Index Portfolio            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)             Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MFS(R) Total Return Portfolio            Seeks a favorable total return           Brighthouse Investment Advisers, LLC
                                         through investment in a diversified      Subadviser: Massachusetts Financial
                                         portfolio.                               Services Company
MFS(R) Value Portfolio                   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis Portfolio       Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.     Subadviser: Neuberger Berman Investment
                                                                                  Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.

ELIGIBLE FUND                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------   ---------------------------------------   -------------------------------------
Western Asset Management          Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities     consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                        capital.                                  Company
Western Asset Management          Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio        consistent with preservation of           Subadviser: Western Asset Management
                                  capital and maintenance of liquidity.     Company

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.


                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     IN ADDITION, NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A SUBSEQUENT PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN-DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your

Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.


EMPLOYEE VERSION

     We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).

     The Contract's Death Proceeds at any time will be the greater of:

       (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

       (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

       (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

       (2) the Contract Value on the date of recalculation.

     The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each  contract anniversary.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is
              $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
              Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of
              5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].
              Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

--------------------------------------------------------------------------------

     OPTIONS FOR DEATH PROCEEDS. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

     Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of gender.


TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."
--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase. We currently do not charge a
     ----------------------------------------
 transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your
     -----------------------------------
 transfers to one per Contract Year. Currently, we do not impose this limit.
 The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series
     during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of
     Additional  Information.
--------------------------------------------------------------------------------

     We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments").

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently, we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in those Monitored Funds:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     GUARANTEED ACCOUNT. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

   o Certain rules and limitations may apply to the purchase payments you can allocate.

   o Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     We will also terminate the program when we receive notice of your death.

     Contact your agent for more information.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

   o any applicable Contingent Deferred Sales Charge;

   o a pro rata portion of the Administration Contract Charge (on a full surrender only);

   o a premium tax charge (in certain states only); and

   o any outstanding loan plus accrued interest (on a full surrender only).

     See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     RESTRICTIONS. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

You must submit a request to our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death; provided, however,
                                                          ------------------
that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     AMOUNT OF SURRENDER. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.


LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS"--Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.


     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.


     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (see also, "Abandoned Property Requirements" below)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your financial representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

   o By fax (515) 457-4301

   o For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

     Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

     Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Administration Contract Charge

   o Administration Asset Charge

   o Mortality and Expense Risk Charge

   o Contingent Deferred Sales Charge

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in
                                          --
net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.


MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.


CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                  CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                             10% OF
                                                                          BEGINNING OF   MAXIMUM FREE
                        AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                      OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                     ------------------ --------------- --------------- --------------- -------------
 Situation 1........       $12,500          $14,000          $4,000          $1,250         $4,000
 Situation 2........       $11,000          $10,000          $    0          $1,100         $1,100

--------------------------------------------------------------------------------

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
              $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                                  10% OF
                                                                                               BEGINNING OF   MAXIMUM FREE
                                             AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                           OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                          ------------------ --------------- --------------- --------------- -------------
 Situation 1: $7,000 partial surrender on
  12/1/12................................       $22,000          $25,000          $5,000          $2,200         $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                                        10% OF
                                                                                                     BEGINNING OF   MAXIMUM FREE
                                                   AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                                 OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                                ------------------ --------------- --------------- --------------- -------------
 Situation 2: $25,000 surrender on 1/1/14......       $30,000          $33,000         $13,000          $3,000        $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.
--------------------------------------------------------------------------------

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE. No Contingent Deferred Sales Charge will apply:

   o After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

   o On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

   o If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


PREMIUM AND OTHER TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's death or disability on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs);

   o pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs);

   o to pay deductible medical expenses;

   o to pay IRS levies (and made after December 31, 1999);

   o in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2017, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered

U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

     We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.



CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).


     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.


YIELDS

     The current yield of the BlackRock Ultra-Short Term Bond Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the BlackRock Ultra-Short Term Bond Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2017 for each Sub-Account of the New England Variable Annuity Separate Account. -Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.


                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
AGSII
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008465         7.011667             29
   01/01/2009 to 12/31/2009........     7.011667         8.941853             86
   01/01/2010 to 12/31/2010........     8.941853         9.889880             79
   01/01/2011 to 12/31/2011........     9.889880         9.545193             71
   01/01/2012 to 12/31/2012........     9.545193        10.685140             62
   01/01/2013 to 12/31/2013........    10.685140        12.489271             66
   01/01/2014 to 12/31/2014........    12.489271        13.060633             62
   01/01/2015 to 12/31/2015........    13.060633        12.788193             59
   01/01/2016 to 12/31/2016........    12.788193        13.595256             22
   01/01/2017 to 12/31/2017........    13.595256        15.666705             36
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998466         6.359814              8
   01/01/2009 to 12/31/2009........     6.359814         8.406163              7
   01/01/2010 to 12/31/2010........     8.406163         9.407014              7
   01/01/2011 to 12/31/2011........     9.407014         8.837455              8
   01/01/2012 to 12/31/2012........     8.837455        10.122028             17
   01/01/2013 to 12/31/2013........    10.122028        12.487463             18
   01/01/2014 to 12/31/2014........    12.487463        13.100436              7
   01/01/2015 to 12/31/2015........    13.100436        12.820674              5
   01/01/2016 to 12/31/2016........    12.820674        13.775033              6
   01/01/2017 to 12/31/2017........    13.775033        16.483735              6
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018465         7.685380             24
   01/01/2009 to 12/31/2009........     7.685380         9.351642             45
   01/01/2010 to 12/31/2010........     9.351642        10.135248             86
   01/01/2011 to 12/31/2011........    10.135248        10.013751             50
   01/01/2012 to 12/31/2012........    10.013751        10.944060             41
   01/01/2013 to 12/31/2013........    10.944060        12.251046             40
   01/01/2014 to 12/31/2014........    12.251046        12.816991             26
   01/01/2015 to 12/31/2015........    12.816991        12.547047             25
   01/01/2016 to 12/31/2016........    12.547047        13.240317             19
   01/01/2017 to 12/31/2017........    13.240317        14.749515             19
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     2.026673         1.116569          8,685
   01/01/2009 to 12/31/2009........     1.116569         1.345138          6,866
   01/01/2010 to 12/31/2010........     1.345138         1.422100          5,890
   01/01/2011 to 12/31/2011........     1.422100         1.123696          4,692
   01/01/2012 to 12/31/2012........     1.123696         1.324259          4,001
   01/01/2013 to 12/31/2013........     1.324259         1.508805          3,475
   01/01/2014 to 12/31/2014........     1.508805         1.441645          3,035
   01/01/2015 to 12/31/2015........     1.441645         1.393596          2,735
   01/01/2016 to 12/31/2016........     1.393596         1.448124          2,392
   01/01/2017 to 12/31/2017........     1.448124         1.930007          2,132
BlackRock Bond Income Sub-Account
   01/01/2008 to 12/31/2008........     5.150240         4.904357          4,352
   01/01/2009 to 12/31/2009........     4.904357         5.294063          3,281
   01/01/2010 to 12/31/2010........     5.294063         5.655715          2,710
   01/01/2011 to 12/31/2011........     5.655715         5.943342          2,157
   01/01/2012 to 12/31/2012........     5.943342         6.302492          1,868
   01/01/2013 to 12/31/2013........     6.302492         6.167246          1,553
   01/01/2014 to 12/31/2014........     6.167246         6.512361          1,341
   01/01/2015 to 12/31/2015........     6.512361         6.459941          1,180
   01/01/2016 to 12/31/2016........     6.459941         6.569029          1,001
   01/01/2017 to 12/31/2017........     6.569029         6.743801            899

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     3.295834         2.063421         14,251
   01/01/2009 to 12/31/2009........     2.063421         2.783308         11,689
   01/01/2010 to 12/31/2010........     2.783308         3.288619         10,022
   01/01/2011 to 12/31/2011........     3.288619         2.952869          8,354
   01/01/2012 to 12/31/2012........     2.952869         3.330083          7,031
   01/01/2013 to 12/31/2013........     3.330083         4.407490          6,061
   01/01/2014 to 12/31/2014........     4.407490         4.732933          4,886
   01/01/2015 to 12/31/2015........     4.732933         4.960183          4,182
   01/01/2016 to 12/31/2016........     4.960183         4.895394          3,797
   01/01/2017 to 12/31/2017........     4.895394         6.465517          3,446
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy
Large Cap Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2008 to 12/31/2008........    17.683059         9.598675              2
   01/01/2009 to 05/01/2009........     9.598675        10.017096              0
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market
Sub-Account)
   01/01/2008 to 12/31/2008........     2.508405         2.544015          7,147
   01/01/2009 to 12/31/2009........     2.544015         2.519198          4,698
   01/01/2010 to 12/31/2010........     2.519198         2.484438          3,301
   01/01/2011 to 12/31/2011........     2.484438         2.449991          2,411
   01/01/2012 to 12/31/2012........     2.449991         2.415744          1,944
   01/01/2013 to 12/31/2013........     2.415744         2.382158          1,551
   01/01/2014 to 12/31/2014........     2.382158         2.349039          1,224
   01/01/2015 to 12/31/2015........     2.349039         2.316456            922
   01/01/2016 to 12/31/2016........     2.316456         2.292219            798
   01/01/2017 to 12/31/2017........     2.292219         2.280496            802
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Asset
Allocation 100 Sub-Account (Class A) and before that MetLife Aggressive
Allocation Sub-Account)
   01/01/2008 to 12/31/2008........    12.949992         7.604288             28
   01/01/2009 to 12/31/2009........     7.604288         9.859832             38
   01/01/2010 to 12/31/2010........     9.859832        11.248397             23
   01/01/2011 to 04/29/2011........    11.248397        12.197241              0
Brighthouse Asset Allocation 100 Sub-Account (Class B) (previously MetLife Asset
Allocation 100 Sub-Account (Class B))
   05/02/2011 to 12/31/2011........    12.160754        10.414730             23
   01/01/2012 to 12/31/2012........    10.414730        11.988490             27
   01/01/2013 to 12/31/2013........    11.988490        15.310139             26
   01/01/2014 to 12/31/2014........    15.310139        15.865534             22
   01/01/2015 to 12/31/2015........    15.865534        15.330779             20
   01/01/2016 to 12/31/2016........    15.330779        16.474950             19
   01/01/2017 to 12/31/2017........    16.474950        19.972591             18
Brighthouse Asset Allocation 20 Sub-Account (Class B) (previously MetLife Asset
Allocation 20 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.301500         9.540600            103
   01/01/2009 to 12/31/2009........     9.540600        11.338992            101
   01/01/2010 to 12/31/2010........    11.338992        12.305328             65
   01/01/2011 to 12/31/2011........    12.305328        12.529284             71
   01/01/2012 to 12/31/2012........    12.529284        13.488260            102
   01/01/2013 to 12/31/2013........    13.488260        13.870825             66
   01/01/2014 to 12/31/2014........    13.870825        14.289647             57
   01/01/2015 to 12/31/2015........    14.289647        14.008475             47
   01/01/2016 to 12/31/2016........    14.008475        14.439497             32
   01/01/2017 to 12/31/2017........    14.439497        15.226408             22
Brighthouse Asset Allocation 40 Sub-Account (Class B) (previously MetLife Asset
Allocation 40 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    11.728876         9.067698            193
   01/01/2009 to 12/31/2009........     9.067698        11.058754            173
   01/01/2010 to 12/31/2010........    11.058754        12.162022            172
   01/01/2011 to 12/31/2011........    12.162022        12.119093            143
   01/01/2012 to 12/31/2012........    12.119093        13.319397            125
   01/01/2013 to 12/31/2013........    13.319397        14.569140            132
   01/01/2014 to 12/31/2014........    14.569140        15.074351             97
   01/01/2015 to 12/31/2015........    15.074351        14.705231             86
   01/01/2016 to 12/31/2016........    14.705231        15.383571             71
   01/01/2017 to 12/31/2017........    15.383571        16.784744             66
Brighthouse Asset Allocation 60 Sub-Account (Class B) (previously MetLife Asset
Allocation 60 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.196651         8.582985            400
   01/01/2009 to 12/31/2009........     8.582985        10.709108            340
   01/01/2010 to 12/31/2010........    10.709108        11.951194            340
   01/01/2011 to 12/31/2011........    11.951194        11.624061            293
   01/01/2012 to 12/31/2012........    11.624061        12.979301            246
   01/01/2013 to 12/31/2013........    12.979301        15.100670            246
   01/01/2014 to 12/31/2014........    15.100670        15.642785            173
   01/01/2015 to 12/31/2015........    15.642785        15.229745            162
   01/01/2016 to 12/31/2016........    15.229745        16.085085            151
   01/01/2017 to 12/31/2017........    16.085085        18.198777            149

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that Met/Franklin
Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466         7.033638              8
   01/01/2009 to 12/31/2009........     7.033638         8.916144              5
   01/01/2010 to 12/31/2010........     8.916144         9.675478              0
   01/01/2011 to 12/31/2011........     9.675478         9.373272              0
   01/01/2012 to 12/31/2012........     9.373272        10.732527              3
   01/01/2013 to 04/26/2013........    10.732527        11.554139              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B) and before that MetLife Growth
Strategy Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.629011        13.255895             17
   01/01/2014 to 04/25/2014........    13.255895        13.202335              0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Asset
Allocation 80 Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    12.657119         8.097891            371
   01/01/2009 to 12/31/2009........     8.097891        10.308554            297
   01/01/2010 to 12/31/2010........    10.308554        11.659519            218
   01/01/2011 to 12/31/2011........    11.659519        11.064055            185
   01/01/2012 to 12/31/2012........    11.064055        12.588059            154
   01/01/2013 to 12/31/2013........    12.588059        15.430882            157
   01/01/2014 to 12/31/2014........    15.430882        16.011763            148
   01/01/2015 to 12/31/2015........    16.011763        15.521347            129
   01/01/2016 to 12/31/2016........    15.521347        16.551548            112
   01/01/2017 to 12/31/2017........    16.551548        19.449626            105
Brighthouse/Artisan Mid Cap Value Sub-Account (previously Met/Artisan Mid Cap Value
Sub-Account)
   01/01/2008 to 12/31/2008........     3.747804         1.995337          8,451
   01/01/2009 to 12/31/2009........     1.995337         2.785395          6,349
   01/01/2010 to 12/31/2010........     2.785395         3.159883          5,212
   01/01/2011 to 12/31/2011........     3.159883         3.326612          4,153
   01/01/2012 to 12/31/2012........     3.326612         3.669279          3,421
   01/01/2013 to 12/31/2013........     3.669279         4.951817          2,984
   01/01/2014 to 12/31/2014........     4.951817         4.977079          2,484
   01/01/2015 to 12/31/2015........     4.977079         4.444476          2,140
   01/01/2016 to 12/31/2016........     4.444476         5.389194          1,845
   01/01/2017 to 12/31/2017........     5.389194         5.995713          1,620
Brighthouse/Franklin Low Duration Total Return Sub-Account (previously Met/Franklin
Low Duration Total Return Sub-Account)
   05/02/2011 to 12/31/2011........     9.988083         9.767007              0
   01/01/2012 to 12/31/2012........     9.767007        10.054067              1
   01/01/2013 to 12/31/2013........    10.054067        10.029369            158
   01/01/2014 to 12/31/2014........    10.029369         9.994549              5
   01/01/2015 to 12/31/2015........     9.994549         9.794250              4
   01/01/2016 to 12/31/2016........     9.794250         9.960714            105
   01/01/2017 to 12/31/2017........     9.960714         9.953412            103
Brighthouse/Wellington Balanced Sub-Account (Class B) (previously Met/Wellington
Balanced Sub-Account (Class B))
   01/01/2008 to 12/31/2008........    43.761019        32.378238              5
   01/01/2009 to 12/31/2009........    32.378238        37.356213              3
   01/01/2010 to 12/31/2010........    37.356213        40.268226              2
   01/01/2011 to 12/31/2011........    40.268226        41.134728              1
   01/01/2012 to 12/31/2012........    41.134728        45.470996              1
   01/01/2013 to 12/31/2013........    45.470996        53.930762              1
   01/01/2014 to 12/31/2014........    53.930762        58.648207              1
   01/01/2015 to 12/31/2015........    58.648207        59.159926              1
   01/01/2016 to 12/31/2016........    59.159926        62.270051              1
   01/01/2017 to 12/31/2017........    62.270051        70.527066              1
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A) (previously
Met/Wellington Core Equity Opportunities Sub-Account (Class A))
   01/01/2008 to 12/31/2008........     3.992217         2.387519         18,335
   01/01/2009 to 12/31/2009........     2.387519         3.107408         14,381
   01/01/2010 to 12/31/2010........     3.107408         3.431928         11,930
   01/01/2011 to 12/31/2011........     3.431928         3.247785          9,671
   01/01/2012 to 12/31/2012........     3.247785         3.614302          8,021
   01/01/2013 to 12/31/2013........     3.614302         4.765175          6,859
   01/01/2014 to 12/31/2014........     4.765175         5.198660          5,663
   01/01/2015 to 12/31/2015........     5.198660         5.249208          4,917
   01/01/2016 to 12/31/2016........     5.249208         5.556422          4,379
   01/01/2017 to 12/31/2017........     5.556422         6.524245          3,920

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Brighthouse/Wellington Large Cap Research Sub-Account (Class B) (previously
Met/Wellington Large Cap Research (Class B))
   01/01/2008 to 12/31/2008........     7.947782         4.913150             96
   01/01/2009 to 12/31/2009........     4.913150         5.774892             89
   01/01/2010 to 12/31/2010........     5.774892         6.403896             77
   01/01/2011 to 12/31/2011........     6.403896         6.331166             61
   01/01/2012 to 12/31/2012........     6.331166         7.080032             50
   01/01/2013 to 12/31/2013........     7.080032         9.375102             46
   01/01/2014 to 12/31/2014........     9.375102        10.493284             40
   01/01/2015 to 12/31/2015........    10.493284        10.812418             32
   01/01/2016 to 12/31/2016........    10.812418        11.544661             24
   01/01/2017 to 12/31/2017........    11.544661        13.882338             22
Clarion Global Real Estate Sub-Account
   01/01/2008 to 12/31/2008........    16.301648         9.375546            177
   01/01/2009 to 12/31/2009........     9.375546        12.456502            136
   01/01/2010 to 12/31/2010........    12.456502        14.261852            113
   01/01/2011 to 12/31/2011........    14.261852        13.278301             92
   01/01/2012 to 12/31/2012........    13.278301        16.495575             93
   01/01/2013 to 12/31/2013........    16.495575        16.842986             64
   01/01/2014 to 12/31/2014........    16.842986        18.812389             53
   01/01/2015 to 12/31/2015........    18.812389        18.290851             45
   01/01/2016 to 12/31/2016........    18.290851        18.194191             40
   01/01/2017 to 12/31/2017........    18.194191        19.869840             37
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........     0.855881         0.777297          4,217
   01/01/2012 to 12/31/2012........     0.777297         0.910634          3,541
   01/01/2013 to 12/31/2013........     0.910634         1.310201          2,985
   01/01/2014 to 12/31/2014........     1.310201         1.539009          3,555
   01/01/2015 to 12/31/2015........     1.539009         1.459798          3,038
   01/01/2016 to 12/31/2016........     1.459798         1.482465          1,949
   01/01/2017 to 12/31/2017........     1.482465         1.735285          1,756
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge
Aggressive Growth Sub-Account II (Class B))
   01/01/2008 to 12/31/2008........   178.900463       102.320777              7
   01/01/2009 to 12/31/2009........   102.320777       144.137883              7
   01/01/2010 to 12/31/2010........   144.137883       155.491489              6
   01/01/2011 to 12/31/2011........   155.491489       141.764919              6
   01/01/2012 to 12/31/2012........   141.764919       171.257403              5
   01/01/2013 to 12/31/2013........   171.257403       217.489397              4
   01/01/2014 to 04/25/2014........   217.489397       226.473177              0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2008 to 12/31/2008........     0.949456         0.426633          9,152
   01/01/2009 to 12/31/2009........     0.426633         0.579674          7,574
   01/01/2010 to 12/31/2010........     0.579674         0.616487          5,960
   01/01/2011 to 04/29/2011........     0.616487         0.655701              0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason
ClearBridge Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2008 to 12/31/2008........     0.792170         0.476078          1,035
   01/01/2009 to 12/31/2009........     0.476078         0.624201            653
   01/01/2010 to 12/31/2010........     0.624201         0.761942            564
   01/01/2011 to 04/29/2011........     0.761942         0.855979              0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    50.447102        26.941035              7
   01/01/2009 to 12/31/2009........    26.941035        39.600328              7
   01/01/2010 to 12/31/2010........    39.600328        44.905265              5
   01/01/2011 to 12/31/2011........    44.905265        42.845450              5
   01/01/2012 to 12/31/2012........    42.845450        46.763970              4
   01/01/2013 to 12/31/2013........    46.763970        61.070696              3
   01/01/2014 to 12/31/2014........    61.070696        66.771339              3
   01/01/2015 to 12/31/2015........    66.771339        67.557744              3
   01/01/2016 to 12/31/2016........    67.557744        70.054495              2
   01/01/2017 to 12/31/2017........    70.054495        86.309397              2
Harris Oakmark International Sub-Account (Class E)
   01/01/2008 to 12/31/2008........     1.961255         1.144360          3,327
   01/01/2009 to 12/31/2009........     1.144360         1.752111          2,519
   01/01/2010 to 12/31/2010........     1.752111         2.012946          2,104
   01/01/2011 to 12/31/2011........     2.012946         1.704730          1,731
   01/01/2012 to 12/31/2012........     1.704730         2.172950          1,698
   01/01/2013 to 12/31/2013........     2.172950         2.799454          1,882
   01/01/2014 to 12/31/2014........     2.799454         2.604133          1,751
   01/01/2015 to 12/31/2015........     2.604133         2.453553          1,642
   01/01/2016 to 12/31/2016........     2.453553         2.620498          1,524
   01/01/2017 to 12/31/2017........     2.620498         3.372965          1,426

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Invesco Small Cap Growth Sub-account
   01/01/2008 to 12/31/2008........     1.603183         0.968590            167
   01/01/2009 to 12/31/2009........     0.968590         1.278146            149
   01/01/2010 to 12/31/2010........     1.278146         1.590394            120
   01/01/2011 to 12/31/2011........     1.590394         1.551373             90
   01/01/2012 to 12/31/2012........     1.551373         1.808574             92
   01/01/2013 to 12/31/2013........     1.808574         2.499952             81
   01/01/2014 to 12/31/2014........     2.499952         2.660215             53
   01/01/2015 to 12/31/2015........     2.660215         2.578381             51
   01/01/2016 to 12/31/2016........     2.578381         2.833265             44
   01/01/2017 to 12/31/2017........     2.833265         3.501763             36
Jennison Growth Sub-Account (Class A)
   01/01/2008 to 12/31/2008........     0.550886         0.345330          5,606
   01/01/2009 to 12/31/2009........     0.345330         0.476704          4,336
   01/01/2010 to 12/31/2010........     0.476704         0.524739          3,563
   01/01/2011 to 12/31/2011........     0.524739         0.520119          2,845
   01/01/2012 to 12/31/2012........     0.520119         0.593806          3,269
   01/01/2013 to 12/31/2013........     0.593806         0.802220          2,194
   01/01/2014 to 12/31/2014........     0.802220         0.862707          1,808
   01/01/2015 to 12/31/2015........     0.862707         0.942457          1,627
   01/01/2016 to 12/31/2016........     0.942457         0.930938          1,432
   01/01/2017 to 12/31/2017........     0.930938         1.260701          1,271
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2008 to 12/31/2008........    10.320556         5.501470             34
   01/01/2009 to 12/31/2009........     5.501470         7.795846             24
   01/01/2010 to 12/31/2010........     7.795846         8.409877             14
   01/01/2011 to 12/31/2011........     8.409877         8.178700             14
   01/01/2012 to 04/27/2012........     8.178700         9.201007              0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.021257        14.310803             14
   01/01/2014 to 12/31/2014........    14.310803        14.601130             11
   01/01/2015 to 12/31/2015........    14.601130        14.574906             11
   01/01/2016 to 12/31/2016........    14.574906        15.058864             10
   01/01/2017 to 12/31/2017........    15.058864        18.261017              9
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466         7.986381             10
   01/01/2009 to 12/31/2009........     7.986381        10.066938             19
   01/01/2010 to 12/31/2010........    10.066938        11.100437             15
   01/01/2011 to 12/31/2011........    11.100437        11.180051              9
   01/01/2012 to 12/31/2012........    11.180051        12.401036             12
   01/01/2013 to 04/26/2013........    12.401036        12.944649              0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2008 to 12/31/2008........     3.631869         2.295687          8,124
   01/01/2009 to 12/31/2009........     2.295687         2.948533          6,391
   01/01/2010 to 12/31/2010........     2.948533         3.707921          5,417
   01/01/2011 to 12/31/2011........     3.707921         3.678095          4,405
   01/01/2012 to 12/31/2012........     3.678095         4.154541          3,714
   01/01/2013 to 12/31/2013........     4.154541         5.778080          3,236
   01/01/2014 to 12/31/2014........     5.778080         5.911910          2,612
   01/01/2015 to 12/31/2015........     5.911910         5.742515          2,330
   01/01/2016 to 12/31/2016........     5.742515         6.753966          2,108
   01/01/2017 to 12/31/2017........     6.753966         7.675626          1,899
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........     1.117621         0.646788          1,444
   01/01/2009 to 12/31/2009........     0.646788         0.827069          1,133
   01/01/2010 to 12/31/2010........     0.827069         1.071239            965
   01/01/2011 to 12/31/2011........     1.071239         1.085376            846
   01/01/2012 to 12/31/2012........     1.085376         1.186799            750
   01/01/2013 to 12/31/2013........     1.186799         1.736497            641
   01/01/2014 to 12/31/2014........     1.736497         1.728359            527
   01/01/2015 to 12/31/2015........     1.728359         1.728654            457
   01/01/2016 to 12/31/2016........     1.728654         1.807704            317
   01/01/2017 to 12/31/2017........     1.807704         2.258300            265

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate
Bond Index Sub-Account (Class B))
   01/01/2008 to 12/31/2008........   1.381538         1.438987            3,549
   01/01/2009 to 12/31/2009........   1.438987         1.489643            2,799
   01/01/2010 to 12/31/2010........   1.489643         1.552567            2,211
   01/01/2011 to 12/31/2011........   1.552567         1.642543            1,842
   01/01/2012 to 12/31/2012........   1.642543         1.678297            1,578
   01/01/2013 to 12/31/2013........   1.678297         1.613067            1,312
   01/01/2014 to 12/31/2014........   1.613067         1.677780            1,011
   01/01/2015 to 12/31/2015........   1.677780         1.655936              883
   01/01/2016 to 12/31/2016........   1.655936         1.667861              772
   01/01/2017 to 12/31/2017........   1.667861         1.693490              657
MetLife Mid Cap Stock Index Sub-Account
   01/01/2008 to 12/31/2008........   1.655410         1.038507            1,769
   01/01/2009 to 12/31/2009........   1.038507         1.400680            1,372
   01/01/2010 to 12/31/2010........   1.400680         1.740267            1,024
   01/01/2011 to 12/31/2011........   1.740267         1.678584              798
   01/01/2012 to 12/31/2012........   1.678584         1.941954              700
   01/01/2013 to 12/31/2013........   1.941954         2.543646              626
   01/01/2014 to 12/31/2014........   2.543646         2.739682              522
   01/01/2015 to 12/31/2015........   2.739682         2.630773              455
   01/01/2016 to 12/31/2016........   2.630773         3.116635              399
   01/01/2017 to 12/31/2017........   3.116635         3.553755              339
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........   1.669792         0.951685            2,762
   01/01/2009 to 12/31/2009........   0.951685         1.203926            2,292
   01/01/2010 to 12/31/2010........   1.203926         1.281139            2,027
   01/01/2011 to 12/31/2011........   1.281139         1.103556            1,654
   01/01/2012 to 12/31/2012........   1.103556         1.284268            1,311
   01/01/2013 to 12/31/2013........   1.284268         1.538958              927
   01/01/2014 to 12/31/2014........   1.538958         1.422445              728
   01/01/2015 to 12/31/2015........   1.422445         1.384717              660
   01/01/2016 to 12/31/2016........   1.384717         1.379122              595
   01/01/2017 to 12/31/2017........   1.379122         1.694646              538
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index
Sub-Account)
   01/01/2008 to 12/31/2008........   1.782741         1.165977            1,976
   01/01/2009 to 12/31/2009........   1.165977         1.444805            1,648
   01/01/2010 to 12/31/2010........   1.444805         1.803400            1,303
   01/01/2011 to 12/31/2011........   1.803400         1.702138            1,053
   01/01/2012 to 12/31/2012........   1.702138         1.947762              882
   01/01/2013 to 12/31/2013........   1.947762         2.654053              762
   01/01/2014 to 12/31/2014........   2.654053         2.742293              636
   01/01/2015 to 12/31/2015........   2.742293         2.582705              580
   01/01/2016 to 12/31/2016........   2.582705         3.080670              513
   01/01/2017 to 12/31/2017........   3.080670         3.475145              439
MetLife Stock Index Sub-Account
   01/01/2008 to 12/31/2008........   4.446986         2.751136            1,363
   01/01/2009 to 12/31/2009........   2.751136         3.416085            1,467
   01/01/2010 to 12/31/2010........   3.416085         3.856741            1,337
   01/01/2011 to 12/31/2011........   3.856741         3.865424              744
   01/01/2012 to 12/31/2012........   3.865424         4.399465              655
   01/01/2013 to 12/31/2013........   4.399465         5.713503              579
   01/01/2014 to 12/31/2014........   5.713503         6.372065              518
   01/01/2015 to 12/31/2015........   6.372065         6.340866              436
   01/01/2016 to 12/31/2016........   6.340866         6.964433              403
   01/01/2017 to 12/31/2017........   6.964433         8.326066              362
MFS(R) Research International Sub-Account
   01/01/2008 to 12/31/2008........   1.811865         1.029700            2,232
   01/01/2009 to 12/31/2009........   1.029700         1.335902            2,100
   01/01/2010 to 12/31/2010........   1.335902         1.467576            1,788
   01/01/2011 to 12/31/2011........   1.467576         1.292156            1,544
   01/01/2012 to 12/31/2012........   1.292156         1.486977            1,402
   01/01/2013 to 12/31/2013........   1.486977         1.748679              928
   01/01/2014 to 12/31/2014........   1.748679         1.604531              781
   01/01/2015 to 12/31/2015........   1.604531         1.554158              632
   01/01/2016 to 12/31/2016........   1.554158         1.519136              556
   01/01/2017 to 12/31/2017........   1.519136         1.919856              504

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
MFS(R) Total Return Sub-Account (Class E)
   01/01/2008 to 12/31/2008........    47.405000        36.335764            325
   01/01/2009 to 12/31/2009........    36.335764        42.430054            255
   01/01/2010 to 12/31/2010........    42.430054        45.990299            231
   01/01/2011 to 12/31/2011........    45.990299        46.374701            182
   01/01/2012 to 12/31/2012........    46.374701        50.948398            161
   01/01/2013 to 12/31/2013........    50.948398        59.693253            142
   01/01/2014 to 12/31/2014........    59.693253        63.853834            118
   01/01/2015 to 12/31/2015........    63.853834        62.773303            106
   01/01/2016 to 12/31/2016........    62.773303        67.491863             95
   01/01/2017 to 12/31/2017........    67.491863        74.731422             88
MFS(R) Value Portfolio II Sub-Account (Class E) (previously BlackRock Large Cap Value
Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     1.475061         0.944857            850
   01/01/2009 to 12/31/2009........     0.944857         1.035857            712
   01/01/2010 to 12/31/2010........     1.035857         1.113422            614
   01/01/2011 to 12/31/2011........     1.113422         1.121332            533
   01/01/2012 to 12/31/2012........     1.121332         1.261983            429
   01/01/2013 to 12/31/2013........     1.261983         1.641245            368
   01/01/2014 to 12/31/2014........     1.641245         1.776871            299
   01/01/2015 to 12/31/2015........     1.776871         1.645864            290
   01/01/2016 to 12/31/2016........     1.645864         1.917391            204
   01/01/2017 to 12/31/2017........     1.917391         2.032887            173
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........    10.823141        12.670330            879
   01/01/2014 to 12/31/2014........    12.670330        13.844638            691
   01/01/2015 to 12/31/2015........    13.844638        13.631534            596
   01/01/2016 to 12/31/2016........    13.631534        15.376457            536
   01/01/2017 to 12/31/2017........    15.376457        17.892973            493
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class
A))
   01/01/2008 to 12/31/2008........     3.296202         1.984320          6,867
   01/01/2009 to 12/31/2009........     1.984320         2.384182          5,253
   01/01/2010 to 12/31/2010........     2.384182         2.693440          4,469
   01/01/2011 to 12/31/2011........     2.693440         2.492729          3,770
   01/01/2012 to 12/31/2012........     2.492729         2.845417          3,231
   01/01/2013 to 04/26/2013........     2.845417         3.135178              0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........     9.998466         6.600141              2
   01/01/2009 to 12/31/2009........     6.600141         8.127948              0
   01/01/2010 to 12/31/2010........     8.127948         8.898507              2
   01/01/2011 to 12/31/2011........     8.898507         8.727061              2
   01/01/2012 to 12/31/2012........     8.727061         9.802627              1
   01/01/2013 to 04/26/2013........     9.802627        10.737897              0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2008 to 12/31/2008........     1.408970         0.922356          1,457
   01/01/2009 to 12/31/2009........     0.922356         1.097541          1,318
   01/01/2010 to 12/31/2010........     1.097541         1.204083          1,208
   01/01/2011 to 12/31/2011........     1.204083         1.196946            814
   01/01/2012 to 12/31/2012........     1.196946         1.373704            742
   01/01/2013 to 04/26/2013........     1.373704         1.557846              0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........     1.287418         1.495226            902
   01/01/2011 to 12/31/2011........     1.495226         1.372418            690
   01/01/2012 to 12/31/2012........     1.372418         1.478846            600
   01/01/2013 to 12/31/2013........     1.478846         2.027373            508
   01/01/2014 to 12/31/2014........     2.027373         2.019462            415
   01/01/2015 to 12/31/2015........     2.019462         1.891363            388
   01/01/2016 to 12/31/2016........     1.891363         1.707278            362
   01/01/2017 to 12/31/2017........     1.707278         2.355580            329
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2008 to 12/31/2008........     2.035026         0.894315          1,534
   01/01/2009 to 12/31/2009........     0.894315         1.177598          1,196
   01/01/2010 to 04/30/2010........     1.177598         1.274520              0
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2008 to 12/31/2008........     2.058454         1.250230          7,181
   01/01/2009 to 12/31/2009........     1.250230         1.394995          5,551
   01/01/2010 to 12/31/2010........     1.394995         1.672437          4,498
   01/01/2011 to 12/31/2011........     1.672437         1.744912          3,676
   01/01/2012 to 12/31/2012........     1.744912         1.893040          3,092
   01/01/2013 to 12/31/2013........     1.893040         2.585861          2,789
   01/01/2014 to 12/31/2014........     2.585861         2.550180          2,286
   01/01/2015 to 12/31/2015........     2.550180         2.529336          1,980
   01/01/2016 to 12/31/2016........     2.529336         2.960209          1,674
   01/01/2017 to 12/31/2017........     2.960209         3.378987          1,437

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account
(Class B))
   01/01/2008 to 12/31/2008........     1.568297         0.954133            644
   01/01/2009 to 12/31/2009........     0.954133         1.286747            454
   01/01/2010 to 12/31/2010........     1.286747         1.558919            360
   01/01/2011 to 12/31/2011........     1.558919         1.456182            233
   01/01/2012 to 12/31/2012........     1.456182         1.511727            227
   01/01/2013 to 04/26/2013........     1.511727         1.639128              0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    20.226655        11.855415             41
   01/01/2009 to 12/31/2009........    11.855415        16.343625             33
   01/01/2010 to 12/31/2010........    16.343625        18.683400             32
   01/01/2011 to 12/31/2011........    18.683400        16.875548             23
   01/01/2012 to 12/31/2012........    16.875548        20.163307             15
   01/01/2013 to 12/31/2013........    20.163307        25.273996             15
   01/01/2014 to 12/31/2014........    25.273996        25.456537             10
   01/01/2015 to 12/31/2015........    25.456537        26.090558              8
   01/01/2016 to 12/31/2016........    26.090558        25.787264              7
   01/01/2017 to 12/31/2017........    25.787264        34.771331              6
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466         6.569280              0
   01/01/2009 to 12/31/2009........     6.569280         8.591113              0
   01/01/2010 to 12/31/2010........     8.591113         9.120547              1
   01/01/2011 to 12/31/2011........     9.120547         8.373692              1
   01/01/2012 to 12/31/2012........     8.373692        10.090892              2
   01/01/2013 to 04/26/2013........    10.090892        10.727673              0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2008 to 12/31/2008........    12.129906        11.136801            160
   01/01/2009 to 12/31/2009........    11.136801        12.964097            165
   01/01/2010 to 12/31/2010........    12.964097        13.776064            159
   01/01/2011 to 12/31/2011........    13.776064        15.098543            134
   01/01/2012 to 12/31/2012........    15.098543        16.247045            124
   01/01/2013 to 12/31/2013........    16.247045        14.535178             83
   01/01/2014 to 12/31/2014........    14.535178        14.747781             64
   01/01/2015 to 12/31/2015........    14.747781        14.090471             52
   01/01/2016 to 12/31/2016........    14.090471        14.587074             42
   01/01/2017 to 12/31/2017........    14.587074        14.883649             34
PIMCO Total Return Sub-Account
   01/01/2008 to 12/31/2008........     1.332890         1.319696         11,574
   01/01/2009 to 12/31/2009........     1.319696         1.535969          9,603
   01/01/2010 to 12/31/2010........     1.535969         1.638371          7,812
   01/01/2011 to 12/31/2011........     1.638371         1.666863          6,129
   01/01/2012 to 12/31/2012........     1.666863         1.795946          5,329
   01/01/2013 to 12/31/2013........     1.795946         1.737057          4,289
   01/01/2014 to 12/31/2014........     1.737057         1.784710          3,462
   01/01/2015 to 12/31/2015........     1.784710         1.759987          3,004
   01/01/2016 to 12/31/2016........     1.759987         1.780811          2,666
   01/01/2017 to 12/31/2017........     1.780811         1.835156          2,351
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.599133         8.571201              1
   01/01/2009 to 12/31/2009........     8.571201        10.555519             53
   01/01/2010 to 12/31/2010........    10.555519        11.682751             34
   01/01/2011 to 12/31/2011........    11.682751        11.642906             44
   01/01/2012 to 12/31/2012........    11.642906        12.954905             35
   01/01/2013 to 12/31/2013........    12.954905        14.426778             11
   01/01/2014 to 12/31/2014........    14.426778        15.053018             13
   01/01/2015 to 12/31/2015........    15.053018        14.552333             10
   01/01/2016 to 12/31/2016........    14.552333        15.180036              7
   01/01/2017 to 12/31/2017........    15.180036        17.343698              7
SSGA Growth ETF Sub-Account (Class B)
   01/01/2008 to 12/31/2008........    11.888698         7.858087              0
   01/01/2009 to 12/31/2009........     7.858087        10.003688             21
   01/01/2010 to 12/31/2010........    10.003688        11.260907             41
   01/01/2011 to 12/31/2011........    11.260907        10.868245             43
   01/01/2012 to 12/31/2012........    10.868245        12.327324             26
   01/01/2013 to 12/31/2013........    12.327324        14.352831             37
   01/01/2014 to 12/31/2014........    14.352831        14.914593             30
   01/01/2015 to 12/31/2015........    14.914593        14.367352             17
   01/01/2016 to 12/31/2016........    14.367352        15.142268             15
   01/01/2017 to 12/31/2017........    15.142268        17.864493             13

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   1.520102         0.869328            1,154
   01/01/2009 to 12/31/2009........   0.869328         1.226173            1,075
   01/01/2010 to 12/31/2010........   1.226173         1.411587              961
   01/01/2011 to 12/31/2011........   1.411587         1.373417              630
   01/01/2012 to 12/31/2012........   1.373417         1.607123              532
   01/01/2013 to 12/31/2013........   1.607123         2.199183              835
   01/01/2014 to 12/31/2014........   2.199183         2.360009              758
   01/01/2015 to 12/31/2015........   2.360009         2.571849              671
   01/01/2016 to 12/31/2016........   2.571849         2.574940              554
   01/01/2017 to 12/31/2017........   2.574940         3.389293              487
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
Sub-Account (Class B))
   01/01/2008 to 12/31/2008........   0.640182         0.350649            1,862
   01/01/2009 to 12/31/2009........   0.350649         0.549696            1,588
   01/01/2010 to 12/31/2010........   0.549696         0.692155            1,316
   01/01/2011 to 12/31/2011........   0.692155         0.615012            1,115
   01/01/2012 to 12/31/2012........   0.615012         0.679905            1,426
   01/01/2013 to 04/26/2013........   0.679905         0.710991                0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   0.976849         0.580351            3,835
   01/01/2009 to 12/31/2009........   0.580351         0.832512            2,945
   01/01/2010 to 12/31/2010........   0.832512         1.048210            2,300
   01/01/2011 to 12/31/2011........   1.048210         1.016636            1,891
   01/01/2012 to 12/31/2012........   1.016636         1.139593            1,624
   01/01/2013 to 12/31/2013........   1.139593         1.534810            1,478
   01/01/2014 to 12/31/2014........   1.534810         1.706812            2,490
   01/01/2015 to 12/31/2015........   1.706812         1.795405            2,363
   01/01/2016 to 12/31/2016........   1.795405         1.880491            2,179
   01/01/2017 to 12/31/2017........   1.880491         2.313267            2,061
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2008 to 12/31/2008........   1.590630         0.998819              503
   01/01/2009 to 12/31/2009........   0.998819         1.365463              502
   01/01/2010 to 12/31/2010........   1.365463         1.813222              480
   01/01/2011 to 12/31/2011........   1.813222         1.813941              586
   01/01/2012 to 12/31/2012........   1.813941         2.073141              603
   01/01/2013 to 12/31/2013........   2.073141         2.947338              590
   01/01/2014 to 12/31/2014........   2.947338         3.099532              144
   01/01/2015 to 12/31/2015........   3.099532         3.131745              139
   01/01/2016 to 12/31/2016........   3.131745         3.442813              127
   01/01/2017 to 12/31/2017........   3.442813         4.160152              120
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2008 to 12/31/2008........   2.666358         1.380911            2,331
   01/01/2009 to 12/31/2009........   1.380911         2.011819            1,883
   01/01/2010 to 12/31/2010........   2.011819         2.500653            1,574
   01/01/2011 to 12/31/2011........   2.500653         2.301378            1,269
   01/01/2012 to 04/27/2012........   2.301378         2.544983                0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap
Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012........   2.532564         2.603470            1,026
   01/01/2013 to 12/31/2013........   2.603470         3.345303              803
   01/01/2014 to 12/31/2014........   3.345303         3.616906              689
   01/01/2015 to 12/31/2015........   3.616906         3.246291              629
   01/01/2016 to 12/31/2016........   3.246291         3.697475              522
   01/01/2017 to 12/31/2017........   3.697475         3.991689              465
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2008 to 12/31/2008........   2.180377         1.827218            6,079
   01/01/2009 to 12/31/2009........   1.827218         2.382378            4,444
   01/01/2010 to 12/31/2010........   2.382378         2.648228            3,847
   01/01/2011 to 12/31/2011........   2.648228         2.771859            3,052
   01/01/2012 to 12/31/2012........   2.771859         3.047326            2,605
   01/01/2013 to 12/31/2013........   3.047326         3.037810            2,175
   01/01/2014 to 12/31/2014........   3.037810         3.159438            1,798
   01/01/2015 to 12/31/2015........   3.159438         3.062019            1,543
   01/01/2016 to 12/31/2016........   3.062019         3.277772            1,389
   01/01/2017 to 12/31/2017........   3.277772         3.498249            1,225

                                        AUV AT
                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                    -------------- ------------------ --------------
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
(previously Lord Abbett Bond Debenture Sub-Account)
   01/01/2008 to 12/31/2008........     1.906408         1.530120          2,927
   01/01/2009 to 12/31/2009........     1.530120         2.063699          2,248
   01/01/2010 to 12/31/2010........     2.063699         2.298871          1,846
   01/01/2011 to 12/31/2011........     2.298871         2.368066          1,480
   01/01/2012 to 12/31/2012........     2.368066         2.637291          1,123
   01/01/2013 to 12/31/2013........     2.637291         2.808131            935
   01/01/2014 to 12/31/2014........     2.808131         2.902811            704
   01/01/2015 to 12/31/2015........     2.902811         2.800212            606
   01/01/2016 to 04/29/2016........     2.800212         2.885320              0
Western Asset Management U.S. Government Sub-Account
   01/01/2008 to 12/31/2008........     1.712922         1.682965          6,650
   01/01/2009 to 12/31/2009........     1.682965         1.731466          5,149
   01/01/2010 to 12/31/2010........     1.731466         1.806611          4,142
   01/01/2011 to 12/31/2011........     1.806611         1.879705          3,364
   01/01/2012 to 12/31/2012........     1.879705         1.915899          2,944
   01/01/2013 to 12/31/2013........     1.915899         1.875317          2,466
   01/01/2014 to 12/31/2014........     1.875317         1.901219          2,092
   01/01/2015 to 12/31/2015........     1.901219         1.885506          1,849
   01/01/2016 to 12/31/2016........     1.885506         1.883158          1,550
   01/01/2017 to 12/31/2017........     1.883158         1.892973          1,443
American Funds Bond Sub-Account
   01/01/2008 to 12/31/2008........    15.437741        13.764914            109
   01/01/2009 to 12/31/2009........    13.764914        15.246457             81
   01/01/2010 to 12/31/2010........    15.246457        15.963466             62
   01/01/2011 to 12/31/2011........    15.963466        16.661353             56
   01/01/2012 to 12/31/2012........    16.661353        17.267865             33
   01/01/2013 to 12/31/2013........    17.267865        16.618671             26
   01/01/2014 to 12/31/2014........    16.618671        17.209508             29
   01/01/2015 to 12/31/2015........    17.209508        16.974294             30
   01/01/2016 to 12/31/2016........    16.974294        17.188104             28
   01/01/2017 to 12/31/2017........    17.188104        17.527217             27
American Funds Global Small Capitalization Sub-Account
   01/01/2008 to 12/31/2008........     3.449341         1.576838          2,756
   01/01/2009 to 12/31/2009........     1.576838         2.501779          2,194
   01/01/2010 to 12/31/2010........     2.501779         3.012456          1,774
   01/01/2011 to 12/31/2011........     3.012456         2.395932          1,448
   01/01/2012 to 12/31/2012........     2.395932         2.784899          1,206
   01/01/2013 to 12/31/2013........     2.784899         3.514000            977
   01/01/2014 to 12/31/2014........     3.514000         3.529859            796
   01/01/2015 to 12/31/2015........     3.529859         3.481311            715
   01/01/2016 to 12/31/2016........     3.481311         3.496194            602
   01/01/2017 to 12/31/2017........     3.496194         4.329700            535
American Funds Growth Sub-Account
   01/01/2008 to 12/31/2008........    16.635251         9.167329          1,544
   01/01/2009 to 12/31/2009........     9.167329        12.571217          1,218
   01/01/2010 to 12/31/2010........    12.571217        14.675647          1,006
   01/01/2011 to 12/31/2011........    14.675647        13.818546            797
   01/01/2012 to 12/31/2012........    13.818546        16.022917            629
   01/01/2013 to 12/31/2013........    16.022917        20.505144            532
   01/01/2014 to 12/31/2014........    20.505144        21.885813            442
   01/01/2015 to 12/31/2015........    21.885813        23.004037            387
   01/01/2016 to 12/31/2016........    23.004037        24.774469            329
   01/01/2017 to 12/31/2017........    24.774469        31.265131            288
American Funds Growth-Income Sub-Account
   01/01/2008 to 12/31/2008........    11.306237         6.911494          1,649
   01/01/2009 to 12/31/2009........     6.911494         8.922283          1,332
   01/01/2010 to 12/31/2010........     8.922283         9.779204          1,061
   01/01/2011 to 12/31/2011........     9.779204         9.443455            867
   01/01/2012 to 12/31/2012........     9.443455        10.911931            711
   01/01/2013 to 12/31/2013........    10.911931        14.329149            623
   01/01/2014 to 12/31/2014........    14.329149        15.593567            496
   01/01/2015 to 12/31/2015........    15.593567        15.561498            420
   01/01/2016 to 12/31/2016........    15.561498        17.070382            364
   01/01/2017 to 12/31/2017........    17.070382        20.550322            323

DISCONTINUED ELIGIBLE FUNDS

Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.

Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301



   Internet Communications:   --   Fund transfers and future allocations can be made at
                                   www.brighthousefinancial.com

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

----------
1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                      ASSET-BASED
                                                     (MORTALITY &
                                                      EXPENSE AND
                                                     ADMIN. ASSET      ADMINISTRATION
                                 CDSC                   CHARGE)       CONTRACT CHARGE             OTHER
                   ------------------------------- ---------------- ------------------- ------------------------
 American Growth   7% of purchase payments;             1.40%       $30 (or 2% of       premium tax charge
  Series (AGS)     declining to 0% after 7 years     (1.65% for     total Contract      on purchase payments
                                                       certain      Value if less)      in South Dakota is paid
                                                    Sub-accounts)   --waiver may        by us and recovered
                                                                    apply               later
 Fund I            --none on exchange                   .95%        3% of first $46     premium tax charge
                   --subsequent purchase                            2% of excess        taken from purchase
                   payments will have AGS's                         (amounts will be    payments in South
                   CDSC                                             lower for single    Dakota
                                                                    purchase            --Sales Charge
                                                                    payment             --maximum 6%
                                                                    contracts)
 Preference        --none on exchange                   1.25%       $30                 premium tax charge
                   --subsequent purchase           (mortality and   --no waiver         taken from purchase
                   payments will have AGS's         expense only;                       payments in South
                   CDSC                                  no                             Dakota
                                                   Administration
                                                    Asset Charge)
 Zenith            --none on exchange                   1.35%       $30                 premium tax charge
  Accumulator      --will apply on subsequent        (1.60% for                         taken from purchase
                   withdrawal from AGS using           certain                          payments in South
                   the time table for Zenith        Sub-accounts)                       Dakota
                   Accumulator
                   --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                   --subsequent purchase
                   payments will have AGS's
                   CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277


     [ ] American Growth Series--New England Variable Annuity Separate Account
     [ ] Brighthouse Funds Trust I
     [ ] Brighthouse Funds Trust II
     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                             AMERICAN GROWTH SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                 APRIL 30, 2018


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 30, 2018 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

                               TABLE OF CONTENTS





                                                                        PAGE
                                                                      ------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
CUSTODIAN..........................................................   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-7
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   7-Day Yield.....................................................   II-9
   Other Subaccount Yields.........................................   II-10
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...............   II-13
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................   II-13
THE FIXED ACCOUNT..................................................   II-14
TAX STATUS OF THE CONTRACTS........................................   II-15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-15
INDEPENDENT AUDITORS...............................................   II-16
LEGAL MATTERS......................................................   II-16
FINANCIAL STATEMENTS...............................................   II-17

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.


     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states, and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to The Commonwealth of Massachusetts. The Company currently is a subsidiary of, and controlled by, Brighthouse Holdings, LLC, an intermediate holding company which is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (Brighthouse), a publicly traded company. (Prior to August, 4, 2017, the Company was a subsidiary of, and controlled by, MetLife, Inc.) Brighthouse, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products. The Company is located at One Financial Center, Boston, Massachusetts 02111.

     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund ("Metropolitan Fund")), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC ("MetLife Advisers")) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series

(formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II (Class B) merged into ClearBridge Aggressive Growth Portfolio (Class A).

     Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.

     Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I ("BHFT I") and Brighthouse Funds Trust II ("BHFT II") respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse".

     On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS(Reg. TM) Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS(Reg. TM) Value Portfolio effective April 30, 2018.

     On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).



                         DISTRIBUTION OF THE CONTRACTS

     Currently the Contracts are not available for new sales.

     Brighthouse Securities, LLC ("Distributor") serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

     The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:




                                      AGGREGATE AMOUNT
                                       OF COMMISSIONS
                                         RETAINED BY
                                      DISTRIBUTOR AFTER
                   AGGREGATE AMOUNT      PAYMENTS TO
                    OF COMMISSIONS     ITS REGISTERED
                        PAID TO          PERSONS AND
FISCAL YEAR          DISTRIBUTOR*       SELLING FIRMS
----------------- ------------------ ------------------
   2017+..........$3,820,766         $0
   2016...........$5,988,639         $0
   2015...........$2,491,724         $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.


+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.


     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Brighthouse Funds Trust II and Brighthouse Funds Trust I have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Subaccount in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


7-DAY YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then
(3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:
                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain subaccounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     Unless you request otherwise, we will allocate loan repayment amounts to the Fixed Account and the subaccounts of the Variable Account according to the allocation instructions we have on file from you. The rate of interest for each loan repayment applied to the Fixed Account will be the interest rate set by us in advance for that date. [If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.]


     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              INDEPENDENT AUDITORS

     The statutory-basis financial statements of New England Life Insurance Company included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are included herein.

     The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                    AMERICAN FUNDS
                                              AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                   BOND             CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value..............  $        26,078,004   $        95,255,330   $      307,153,812   $       190,452,248
   Due from New England Life Insurance
     Company..............................                   --                    --                   --                    --
                                            -------------------   -------------------   ------------------   -------------------
       Total Assets.......................           26,078,004            95,255,330          307,153,812           190,452,248
                                            -------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  139                   199                  154                   178
   Due to New England Life Insurance
     Company..............................                    5                     2                   10                     3
                                            -------------------   -------------------   ------------------   -------------------
       Total Liabilities..................                  144                   201                  164                   181
                                            -------------------   -------------------   ------------------   -------------------

NET ASSETS................................  $        26,077,860   $        95,255,129   $      307,153,648   $       190,452,067
                                            ===================   ===================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        26,069,699   $        94,917,803   $      306,490,750   $       189,899,746
   Net assets from contracts in payout....                8,161               337,326              662,898               552,321
                                            -------------------   -------------------   ------------------   -------------------
       Total Net Assets...................  $        26,077,860   $        95,255,129   $      307,153,648   $       190,452,067
                                            ===================   ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                   BHFTI ALLIANZ            BHFTI
                                                                 GLOBAL INVESTORS      AMERICAN FUNDS            BHFTI
                                            BHFTI AB GLOBAL           DYNAMIC             BALANCED          AMERICAN FUNDS
                                          DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION        GROWTH ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,107,285  $           363,142  $        155,421,033  $       355,336,901
   Due from New England Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            4,107,285              363,142           155,421,033          355,336,901
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   61                   21                    80                   84
   Due to New England Life Insurance
     Company............................                    2                    3                     2                    6
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   63                   24                    82                   90
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         4,107,222  $           363,118  $        155,420,951  $       355,336,811
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,107,222  $           363,118  $        155,306,737  $       355,314,457
   Net assets from contracts in payout..                   --                   --               114,214               22,354
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         4,107,222  $           363,118  $        155,420,951  $       355,336,811
                                          ===================  ===================  ====================  ===================


                                                                                                                  BHFTI
                                                  BHFTI              BHFTI AQR              BHFTI              BRIGHTHOUSE
                                             AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL            ASSET
                                           MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES     ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        114,437,803  $         6,661,565  $         7,020,568  $        24,373,248
   Due from New England Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           114,437,803            6,661,565            7,020,568           24,373,248
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                  108                  133                  143
   Due to New England Life Insurance
     Company............................                     1                    2                    7                    8
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    59                  110                  140                  151
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        114,437,744  $         6,661,455  $         7,020,428  $        24,373,097
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        114,437,744  $         6,660,499  $         6,983,972  $        24,373,097
   Net assets from contracts in payout..                    --                  956               36,456                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        114,437,744  $         6,661,455  $         7,020,428  $        24,373,097
                                          ====================  ===================  ===================  ===================

                                                                      BHFTI
                                                                  BRIGHTHOUSE/
                                                  BHFTI           FRANKLIN LOW
                                               BRIGHTHOUSE          DURATION
                                              BALANCED PLUS       TOTAL RETURN
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        22,736,483  $         8,488,146
   Due from New England Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           22,736,483            8,488,146
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   60                   88
   Due to New England Life Insurance
     Company............................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   61                   89
                                          -------------------  -------------------

NET ASSETS..............................  $        22,736,422  $         8,488,057
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        22,710,683  $         8,484,789
   Net assets from contracts in payout..               25,739                3,268
                                          -------------------  -------------------
       Total Net Assets.................  $        22,736,422  $         8,488,057
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                              BRIGHTHOUSE/                                  BHFTI
                                               WELLINGTON          BHFTI CLARION         CLEARBRIDGE             BHFTI
                                                LARGE CAP             GLOBAL             AGGRESSIVE         HARRIS OAKMARK
                                                RESEARCH            REAL ESTATE            GROWTH            INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,291,673  $         46,788,336  $        62,680,117  $       111,546,705
   Due from New England Life Insurance
     Company............................                   --                    --                   --                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           15,291,673            46,788,336           62,680,117          111,546,712
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  149                   140                  245                  189
   Due to New England Life Insurance
     Company............................                   11                     4                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  160                   144                  252                  189
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        15,291,513  $         46,788,192  $        62,679,865  $       111,546,523
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,246,945  $         46,787,630  $        62,369,530  $       111,053,033
   Net assets from contracts in payout..               44,568                   562              310,335              493,490
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        15,291,513  $         46,788,192  $        62,679,865  $       111,546,523
                                          ===================  ====================  ===================  ===================


                                                                                            BHFTI
                                             BHFTI INVESCO         BHFTI INVESCO          JPMORGAN                BHFTI
                                             BALANCED-RISK           SMALL CAP          GLOBAL ACTIVE         LOOMIS SAYLES
                                              ALLOCATION              GROWTH             ALLOCATION          GLOBAL MARKETS
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,174,271  $         9,585,823  $          5,162,342  $         7,240,514
   Due from New England Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            5,174,271            9,585,823             5,162,342            7,240,514
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                  178                    91                   96
   Due to New England Life Insurance
     Company............................                    5                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   86                  178                    95                   98
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         5,174,185  $         9,585,645  $          5,162,247  $         7,240,416
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,174,185  $         9,566,682  $          5,162,247  $         7,195,311
   Net assets from contracts in payout..                   --               18,963                    --               45,105
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         5,174,185  $         9,585,645  $          5,162,247  $         7,240,416
                                          ===================  ===================  ====================  ===================


                                                  BHFTI
                                                 METLIFE             BHFTI MFS
                                               MULTI-INDEX           RESEARCH
                                              TARGETED RISK        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,494,869  $         47,795,604
   Due from New England Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................            4,494,869            47,795,604
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   56                   177
   Due to New England Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
       Total Liabilities................                   57                   177
                                          -------------------  --------------------

NET ASSETS..............................  $         4,494,812  $         47,795,427
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,494,812  $         47,712,886
   Net assets from contracts in payout..                   --                82,541
                                          -------------------  --------------------
       Total Net Assets.................  $         4,494,812  $         47,795,427
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                              BHFTI
                                                    BHFTI                BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY         OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,077,021  $        25,873,987  $         1,549,039  $        39,175,691
   Due from New England Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,077,022           25,873,987            1,549,039           39,175,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  169                  125                   38                  133
   Due to New England Life Insurance
     Company..............................                   --                    4                    1                    5
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  169                  129                   39                  138
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,076,853  $        25,873,858  $         1,549,000  $        39,175,553
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,057,766  $        25,872,264  $         1,549,000  $        39,149,274
   Net assets from contracts in payout....               19,087                1,594                   --               26,279
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,076,853  $        25,873,858  $         1,549,000  $        39,175,553
                                            ===================  ===================  ===================  ===================

                                                                        BHFTI                BHFTI               BHFTI
                                                   BHFTI               PYRAMIS             SCHRODERS           SCHRODERS
                                                   PIMCO             GOVERNMENT             GLOBAL              GLOBAL
                                               TOTAL RETURN            INCOME           MULTI-ASSET II        MULTI-ASSET
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $       162,346,476  $         1,800,005  $        2,095,678  $        2,961,160
   Due from New England Life Insurance
     Company..............................                   --                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Assets.......................          162,346,476            1,800,005           2,095,678           2,961,160
                                            -------------------  -------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  283                   87                  50                  71
   Due to New England Life Insurance
     Company..............................                    2                    1                  --                   3
                                            -------------------  -------------------  ------------------  ------------------
       Total Liabilities..................                  285                   88                  50                  74
                                            -------------------  -------------------  ------------------  ------------------

NET ASSETS................................  $       162,346,191  $         1,799,917  $        2,095,628  $        2,961,086
                                            ===================  ===================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       161,981,619  $         1,799,917  $        2,095,628  $        2,961,086
   Net assets from contracts in payout....              364,572                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Net Assets...................  $       162,346,191  $         1,799,917  $        2,095,628  $        2,961,086
                                            ===================  ===================  ==================  ==================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        54,619,801  $        47,420,645
   Due from New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           54,619,801           47,420,645
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   93                  122
   Due to New England Life Insurance
     Company..............................                    4                    9
                                            -------------------  -------------------
       Total Liabilities..................                   97                  131
                                            -------------------  -------------------

NET ASSETS................................  $        54,619,704  $        47,420,514
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        54,619,704  $        47,374,966
   Net assets from contracts in payout....                   --               45,548
                                            -------------------  -------------------
       Total Net Assets...................  $        54,619,704  $        47,420,514
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                        BHFTI            BHFTII BAILLIE
                                              BHFTI T. ROWE            VICTORY               GIFFORD             BHFTII
                                              PRICE MID CAP           SYCAMORE            INTERNATIONAL         BLACKROCK
                                                 GROWTH             MID CAP VALUE             STOCK            BOND INCOME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         77,080,487  $         49,292,674  $        38,604,588  $        76,114,710
   Due from New England Life Insurance
     Company............................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            77,080,487            49,292,674           38,604,588           76,114,710
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   168                   243                  370                  231
   Due to New England Life Insurance
     Company............................                     9                     1                    1                    6
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   177                   244                  371                  237
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         77,080,310  $         49,292,430  $        38,604,217  $        76,114,473
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         76,894,589  $         48,780,729  $        38,351,071  $        75,099,129
   Net assets from contracts in payout..               185,721               511,701              253,146            1,015,344
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         77,080,310  $         49,292,430  $        38,604,217  $        76,114,473
                                          ====================  ====================  ===================  ===================

                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                                BLACKROCK            BLACKROCK           BRIGHTHOUSE           BRIGHTHOUSE
                                                 CAPITAL            ULTRA-SHORT             ASSET                 ASSET
                                              APPRECIATION           TERM BOND          ALLOCATION 20         ALLOCATION 40
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         70,625,209  $        29,175,642  $        51,733,722  $        105,938,585
   Due from New England Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            70,625,209           29,175,642           51,733,722           105,938,585
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   336                  191                   96                    67
   Due to New England Life Insurance
     Company............................                    15                    2                    3                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   351                  193                   99                    69
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         70,624,858  $        29,175,449  $        51,733,623  $        105,938,516
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         69,108,730  $        28,807,504  $        51,733,623  $        105,914,103
   Net assets from contracts in payout..             1,516,128              367,945                   --                24,413
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         70,624,858  $        29,175,449  $        51,733,623  $        105,938,516
                                          ====================  ===================  ===================  ====================

                                                 BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE
                                                  ASSET                 ASSET
                                              ALLOCATION 60         ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        419,376,645  $        634,108,486
   Due from New England Life Insurance
     Company............................                    --                     6
                                          --------------------  --------------------
        Total Assets....................           419,376,645           634,108,492
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    33                    33
   Due to New England Life Insurance
     Company............................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                    39                    33
                                          --------------------  --------------------

NET ASSETS..............................  $        419,376,606  $        634,108,459
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        419,376,606  $        634,108,459
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        419,376,606  $        634,108,459
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTII
                                                 BHFTII              BHFTII            BRIGHTHOUSE/
                                              BRIGHTHOUSE/        BRIGHTHOUSE/          WELLINGTON              BHFTII
                                                 ARTISAN           WELLINGTON           CORE EQUITY            FRONTIER
                                              MID CAP VALUE         BALANCED           OPPORTUNITIES        MID CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        98,369,811  $        11,778,485  $       221,061,544  $        11,004,557
   Due from New England Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           98,369,811           11,778,485          221,061,544           11,004,557
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  310                  146                  192                  118
   Due to New England Life Insurance
     Company............................                    2                    5                   17                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  312                  151                  209                  124
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        98,369,499  $        11,778,334  $       221,061,335  $        11,004,433
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        97,337,150  $        11,776,896  $       218,525,278  $        11,004,433
   Net assets from contracts in payout..            1,032,349                1,438            2,536,057                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        98,369,499  $        11,778,334  $       221,061,335  $        11,004,433
                                          ===================  ===================  ===================  ===================


                                                                                           BHFTII                BHFTII
                                                                      BHFTII            LOOMIS SAYLES            METLIFE
                                                 BHFTII            LOOMIS SAYLES          SMALL CAP             AGGREGATE
                                             JENNISON GROWTH      SMALL CAP CORE           GROWTH              BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        20,268,252  $         76,150,670  $        21,108,378  $        43,753,158
   Due from New England Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           20,268,252            76,150,670           21,108,378           43,753,158
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  357                   281                  221                  190
   Due to New England Life Insurance
     Company............................                   15                     2                    2                    5
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  372                   283                  223                  195
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        20,267,880  $         76,150,387  $        21,108,155  $        43,752,963
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,159,036  $         74,964,246  $        21,008,499  $        43,481,137
   Net assets from contracts in payout..              108,844             1,186,141               99,656              271,826
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        20,267,880  $         76,150,387  $        21,108,155  $        43,752,963
                                          ===================  ====================  ===================  ===================




                                             BHFTII METLIFE        BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         44,436,015  $        36,722,474
   Due from New England Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            44,436,015           36,722,474
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   195                  189
   Due to New England Life Insurance
     Company............................                    12                   --
                                          --------------------  -------------------
       Total Liabilities................                   207                  189
                                          --------------------  -------------------

NET ASSETS..............................  $         44,435,808  $        36,722,285
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,221,333  $        36,523,931
   Net assets from contracts in payout..               214,475              198,354
                                          --------------------  -------------------
       Total Net Assets.................  $         44,435,808  $        36,722,285
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017




                                             BHFTII METLIFE       BHFTII METLIFE            BHFTII               BHFTII
                                           RUSSELL 2000 INDEX       STOCK INDEX        MFS TOTAL RETURN       MFS VALUE II
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         40,555,343  $        71,647,388  $        41,329,213  $         33,030,340
   Due from New England Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            40,555,343           71,647,388           41,329,213            33,030,340
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   206                  171                  242                   239
   Due to New England Life Insurance
     Company............................                     1                    5                    8                    10
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   207                  176                  250                   249
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         40,555,136  $        71,647,212  $        41,328,963  $         33,030,091
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         40,017,047  $        71,319,129  $        40,854,867  $         32,734,674
   Net assets from contracts in payout..               538,089              328,083              474,096               295,417
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         40,555,136  $        71,647,212  $        41,328,963  $         33,030,091
                                          ====================  ===================  ===================  ====================


                                                                                            BHFTII              BHFTII
                                                 BHFTII          BHFTII NEUBERGER        T. ROWE PRICE       T. ROWE PRICE
                                                MFS VALUE         BERMAN GENESIS       LARGE CAP GROWTH    SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,664,481  $        83,410,914  $        68,538,095  $        29,964,480
   Due from New England Life Insurance
     Company............................                     5                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,664,486           83,410,914           68,538,095           29,964,480
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   341                  269                  136                  127
   Due to New England Life Insurance
     Company............................                    --                    1                    3                    4
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   341                  270                  139                  131
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,664,145  $        83,410,644  $        68,537,956  $        29,964,349
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         85,910,792  $        82,894,353  $        68,136,747  $        29,944,216
   Net assets from contracts in payout..             1,753,353              516,291              401,209               20,133
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,664,145  $        83,410,644  $        68,537,956  $        29,964,349
                                          ====================  ===================  ===================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT      BHFTII WESTERN
                                             STRATEGIC BOND      ASSET MANAGEMENT
                                              OPPORTUNITIES       U.S. GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       126,827,484  $         43,922,140
   Due from New England Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          126,827,484            43,922,140
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  332                   282
   Due to New England Life Insurance
     Company............................                    8                     4
                                          -------------------  --------------------
       Total Liabilities................                  340                   286
                                          -------------------  --------------------

NET ASSETS..............................  $       126,827,144  $         43,921,854
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       125,876,624  $         43,137,489
   Net assets from contracts in payout..              950,520               784,365
                                          -------------------  --------------------
       Total Net Assets.................  $       126,827,144  $         43,921,854
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                     AMERICAN FUNDS
                                               AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS
                                                    BOND             CAPITALIZATION           GROWTH             GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           512,923  $            404,185  $         1,468,591  $          2,532,241
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              419,223             1,422,269            4,544,451             2,856,712
      Administrative charges...............                  588                 2,857               10,623                 7,992
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              419,811             1,425,126            4,555,074             2,864,704
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               93,112           (1,020,941)          (3,086,483)             (332,463)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              412,174                    --           28,960,873            12,140,633
      Realized gains (losses) on sale of
        investments........................             (58,808)             1,301,947           12,995,822             6,660,560
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              353,366             1,301,947           41,956,695            18,801,193
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              136,416            19,960,927           31,710,833            16,725,759
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              489,782            21,262,874           73,667,528            35,526,952
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           582,894  $         20,241,933  $        70,581,045  $         35,194,489
                                             ===================  ====================  ===================  ====================

                                                                       BHFTI ALLIANZ            BHFTI
                                                                     GLOBAL INVESTORS      AMERICAN FUNDS             BHFTI
                                                BHFTI AB GLOBAL           DYNAMIC             BALANCED           AMERICAN FUNDS
                                              DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION         GROWTH ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             61,215  $              4,416  $         2,349,523  $          4,240,953
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                52,395                 3,742            1,953,799             4,217,033
      Administrative charges...............                    --                    --                  591                    88
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................                52,395                 3,742            1,954,390             4,217,121
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 8,820                   674              395,133                23,832
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --            7,891,988            21,713,679
      Realized gains (losses) on sale of
        investments........................                51,044                 3,567            3,422,886             4,297,861
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                51,044                 3,567           11,314,874            26,011,540
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               423,492                35,954           10,841,907            35,344,348
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               474,536                39,521           22,156,781            61,355,888
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            483,356  $             40,195  $        22,551,914  $         61,379,720
                                             ====================  ====================  ===================  ====================


                                                     BHFTI               BHFTI AQR
                                                AMERICAN FUNDS          GLOBAL RISK
                                              MODERATE ALLOCATION        BALANCED
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,054,720   $            114,067
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,427,804                 84,685
      Administrative charges...............                  352                     --
                                             --------------------  --------------------
        Total expenses.....................            1,428,156                 84,685
                                             --------------------  --------------------
           Net investment income (loss)....              626,564                 29,382
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,035,194                319,528
      Realized gains (losses) on sale of
        investments........................            1,594,235              (297,741)
                                             --------------------  --------------------
           Net realized gains (losses).....            6,629,429                 21,787
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,445,316                513,664
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,074,745                535,451
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,701,309   $            564,833
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                        BHFTI
                                                                            BHFTI                                   BRIGHTHOUSE/
                                                      BHFTI              BRIGHTHOUSE              BHFTI             FRANKLIN LOW
                                                BLACKROCK GLOBAL            ASSET              BRIGHTHOUSE            DURATION
                                               TACTICAL STRATEGIES     ALLOCATION 100         BALANCED PLUS         TOTAL RETURN
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             48,725  $            285,051  $            318,872  $            129,043
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                89,730               287,153               276,949               113,171
      Administrative charges................                    --                   449                    --                 1,073
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                89,730               287,602               276,949               114,244
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (41,005)               (2,551)                41,923                14,799
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                87,705             1,267,492             1,014,432                    --
      Realized gains (losses) on sale of
        investments.........................               (3,263)               320,873                70,880              (39,470)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                84,442             1,588,365             1,085,312              (39,470)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               764,994             2,909,560             2,135,027                31,948
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               849,436             4,497,925             3,220,339               (7,522)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            808,431  $          4,495,374  $          3,262,262  $              7,277
                                              ====================  ====================  ====================  ====================

                                                      BHFTI
                                                  BRIGHTHOUSE/                                  BHFTI
                                                   WELLINGTON          BHFTI CLARION         CLEARBRIDGE              BHFTI
                                                    LARGE CAP             GLOBAL             AGGRESSIVE          HARRIS OAKMARK
                                                    RESEARCH            REAL ESTATE            GROWTH             INTERNATIONAL
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            134,388  $         1,635,211  $           481,995  $         1,786,877
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               179,515              595,127              811,120            1,365,502
      Administrative charges................                   423                  971                3,832                5,445
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................               179,938              596,098              814,952            1,370,947
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....              (45,550)            1,039,113            (332,957)              415,930
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               574,484                   --                   --                   --
      Realized gains (losses) on sale of
        investments.........................               872,001            (358,527)            3,413,869            1,361,463
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......             1,446,485            (358,527)            3,413,869            1,361,463
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,409,598            3,559,094            7,082,546           25,635,743
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,856,083            3,200,567           10,496,415           26,997,206
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,810,533  $         4,239,680  $        10,163,458  $        27,413,136
                                              ====================  ===================  ===================  ===================



                                                  BHFTI INVESCO         BHFTI INVESCO
                                                  BALANCED-RISK           SMALL CAP
                                                   ALLOCATION              GROWTH
                                                   SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           192,573  $                 --
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               65,841               118,024
      Administrative charges................                   --                   158
                                              -------------------  --------------------
        Total expenses......................               65,841               118,182
                                              -------------------  --------------------
           Net investment income (loss).....              126,732             (118,182)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              266,943             1,002,159
      Realized gains (losses) on sale of
        investments.........................               11,298             (106,546)
                                              -------------------  --------------------
           Net realized gains (losses)......              278,241               895,613
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               41,672             1,213,437
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              319,913             2,109,050
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           446,645  $          1,990,868
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI                                      BHFTI
                                                   JPMORGAN               BHFTI                METLIFE             BHFTI MFS
                                                 GLOBAL ACTIVE        LOOMIS SAYLES          MULTI-INDEX           RESEARCH
                                                  ALLOCATION         GLOBAL MARKETS         TARGETED RISK        INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            122,142  $           102,195  $            62,104  $            821,639
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                61,060               96,178               54,269               588,857
      Administrative charges...............                    --                  261                   --                 1,183
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                61,060               96,439               54,269               590,040
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                61,082                5,756                7,835               231,599
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --               31,991              113,094                    --
      Realized gains (losses) on sale of
        investments........................                53,463              330,322               36,430               389,820
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                53,463              362,313              149,524               389,820
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               574,362            1,073,985              393,623            10,485,703
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               627,825            1,436,298              543,147            10,875,523
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            688,907  $         1,442,054  $           550,982  $         11,107,122
                                             ====================  ===================  ===================  ====================

                                                                                                BHFTI
                                                     BHFTI                BHFTI               PANAGORA               BHFTI
                                                MORGAN STANLEY         OPPENHEIMER             GLOBAL           PIMCO INFLATION
                                                MID CAP GROWTH        GLOBAL EQUITY       DIVERSIFIED RISK      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             19,401  $           228,818  $                --  $            638,197
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               163,483              316,790               22,021               518,871
      Administrative charges...............                   815                  319                   --                   745
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               164,298              317,109               22,021               519,616
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (144,897)             (88,291)             (22,021)               118,581
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,138,466            1,978,164              (4,215)             (626,220)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,138,466            1,978,164              (4,215)             (626,220)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             3,105,657            5,764,378              215,515             1,388,039
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,244,123            7,742,542              211,300               761,819
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,099,226  $         7,654,251  $           189,279  $            880,400
                                             ====================  ===================  ===================  ====================

                                                                          BHFTI
                                                     BHFTI               PYRAMIS
                                                     PIMCO             GOVERNMENT
                                                 TOTAL RETURN            INCOME
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,926,229  $            44,335
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,104,281               25,335
      Administrative charges...............                6,143                   --
                                             -------------------  -------------------
        Total expenses.....................            2,110,424               25,335
                                             -------------------  -------------------
           Net investment income (loss)....              815,805               19,000
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              833,975                   --
      Realized gains (losses) on sale of
        investments........................            (351,667)             (16,102)
                                             -------------------  -------------------
           Net realized gains (losses).....              482,308             (16,102)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,001,221               25,118
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,483,529                9,016
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,299,334  $            28,016
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI                BHFTI
                                                   SCHRODERS            SCHRODERS            BHFTI SSGA
                                                    GLOBAL               GLOBAL              GROWTH AND           BHFTI SSGA
                                                MULTI-ASSET II         MULTI-ASSET           INCOME ETF           GROWTH ETF
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             23,342  $            24,124  $         1,389,268  $            980,052
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                26,855               38,115              692,163               563,745
      Administrative charges...............                    --                   --                  168                   302
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                26,855               38,115              692,331               564,047
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               (3,513)             (13,991)              696,937               416,005
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   188               57,848              174,264               493,915
      Realized gains (losses) on sale of
        investments........................                55,038               68,543              643,915               382,555
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                55,226              126,391              818,179               876,470
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               254,244              266,667            6,075,653             6,449,479
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               309,470              393,058            6,893,832             7,325,949
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            305,957  $           379,067  $         7,590,769  $          7,741,954
                                             ====================  ===================  ===================  ====================

                                                                          BHFTI            BHFTII BAILLIE
                                                 BHFTI T. ROWE           VICTORY               GIFFORD              BHFTII
                                                 PRICE MID CAP          SYCAMORE            INTERNATIONAL          BLACKROCK
                                                    GROWTH            MID CAP VALUE             STOCK             BOND INCOME
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           457,073  $            410,119  $         2,304,956
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               965,587              628,879               472,001              986,437
      Administrative charges...............                 5,473                2,223                 6,084               10,199
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               971,060              631,102               478,085              996,636
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (971,060)            (174,029)              (67,966)            1,308,320
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,684,778                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................             1,966,796              867,432               876,410            (169,867)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             8,651,574              867,432               876,410            (169,867)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             8,211,726            3,173,759             9,991,245              838,014
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            16,863,300            4,041,191            10,867,655              668,147
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         15,892,240  $         3,867,162  $         10,799,689  $         1,976,467
                                             ====================  ===================  ====================  ===================

                                                    BHFTII               BHFTII
                                                   BLACKROCK            BLACKROCK
                                                    CAPITAL            ULTRA-SHORT
                                                 APPRECIATION           TERM BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            35,047  $             29,556
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              860,784               389,587
      Administrative charges...............               33,415                 2,853
                                             -------------------  --------------------
        Total expenses.....................              894,199               392,440
                                             -------------------  --------------------
           Net investment income (loss)....            (859,152)             (362,884)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,586,408                   600
      Realized gains (losses) on sale of
        investments........................            3,495,028                30,525
                                             -------------------  --------------------
           Net realized gains (losses).....            5,081,436                31,125
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           14,389,408               138,588
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,470,844               169,713
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,611,692  $          (193,171)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                   BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                                      ASSET                 ASSET                 ASSET                 ASSET
                                                  ALLOCATION 20         ALLOCATION 40         ALLOCATION 60         ALLOCATION 80
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,102,433  $          2,225,429  $          7,271,005  $          9,686,530
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               679,673             1,413,981             5,347,119             7,832,543
      Administrative charges................                   623                 1,292                 3,234                 2,821
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               680,296             1,415,273             5,350,353             7,835,364
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               422,137               810,156             1,920,652             1,851,166
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               854,750             3,486,187            16,696,381            34,306,461
      Realized gains (losses) on sale of
        investments.........................             (132,238)               921,278             5,525,580            11,377,874
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               722,512             4,407,465            22,221,961            45,684,335
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,772,316             4,675,891            28,679,701            54,224,846
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,494,828             9,083,356            50,901,662            99,909,181
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,916,965  $          9,893,512  $         52,822,314  $        101,760,347
                                              ====================  ====================  ====================  ====================

                                                                                               BHFTII
                                                    BHFTII               BHFTII             BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/           WELLINGTON              BHFTII
                                                    ARTISAN            WELLINGTON            CORE EQUITY            FRONTIER
                                                 MID CAP VALUE          BALANCED            OPPORTUNITIES        MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           559,779  $           191,203  $          3,090,672  $                 --
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,244,968              142,687             2,761,879               139,464
      Administrative charges................               14,705                  167                38,737                   191
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            1,259,673              142,854             2,800,616               139,655
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....            (699,894)               48,349               290,056             (139,655)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              273,638             8,159,946               284,798
      Realized gains (losses) on sale of
        investments.........................            1,761,460              183,224             1,946,673               529,512
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            1,761,460              456,862            10,106,619               814,310
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            9,380,817              910,623            24,740,646             1,650,433
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           11,142,277            1,367,485            34,847,265             2,464,743
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        10,442,383  $         1,415,834  $         35,137,321  $          2,325,088
                                              ===================  ===================  ====================  ====================



                                                                           BHFTII
                                                     BHFTII             LOOMIS SAYLES
                                                 JENNISON GROWTH       SMALL CAP CORE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             25,585  $            123,934
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               255,828               958,430
      Administrative charges................                 1,755                23,490
                                              --------------------  --------------------
        Total expenses......................               257,583               981,920
                                              --------------------  --------------------
           Net investment income (loss).....             (231,998)             (857,986)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,429,701             5,037,259
      Realized gains (losses) on sale of
        investments.........................               796,994             2,045,952
                                              --------------------  --------------------
           Net realized gains (losses)......             2,226,695             7,083,211
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             4,003,491             3,464,996
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,230,186            10,548,207
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          5,998,188  $          9,690,221
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES            METLIFE
                                                  SMALL CAP             AGGREGATE         BHFTII METLIFE       BHFTII METLIFE
                                                   GROWTH              BOND INDEX       MID CAP STOCK INDEX    MSCI EAFE INDEX
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,228,682  $            514,289  $           910,148
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              261,205              579,312               551,239              445,749
      Administrative charges...............                  781                1,604                 1,593                1,165
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              261,986              580,916               552,832              446,914
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (261,986)              647,766              (38,543)              463,234
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,008,751                   --             2,805,010                   --
      Realized gains (losses) on sale of
        investments........................              856,636             (28,670)             1,974,520              634,362
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            1,865,387             (28,670)             4,779,530              634,362
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,105,443              146,356             1,123,699            6,337,773
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,970,830              117,686             5,903,229            6,972,135
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,708,844  $           765,452  $          5,864,686  $         7,435,369
                                             ===================  ===================  ====================  ===================



                                                BHFTII METLIFE       BHFTII METLIFE           BHFTII                BHFTII
                                              RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN        MFS VALUE II
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            408,772  $         1,095,750  $           979,203  $           803,780
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               505,165              869,839              531,914              416,119
      Administrative charges...............                 1,947                3,516               11,365                  492
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               507,112              873,355              543,279              416,611
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (98,340)              222,395              435,924              387,169
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,633,150            2,008,158            2,197,751                   --
      Realized gains (losses) on sale of
        investments........................             2,080,763            3,933,279              923,149            (522,508)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             3,713,913            5,941,437            3,120,900            (522,508)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,278,907            6,351,147              697,320            2,094,170
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,992,820           12,292,584            3,818,220            1,571,662
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,894,480  $        12,514,979  $         4,254,144  $         1,958,831
                                             ====================  ===================  ===================  ===================



                                                    BHFTII          BHFTII NEUBERGER
                                                   MFS VALUE         BERMAN GENESIS
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,617,573  $            201,230
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,081,192             1,033,322
      Administrative charges...............               15,153                 5,776
                                             -------------------  --------------------
        Total expenses.....................            1,096,345             1,039,098
                                             -------------------  --------------------
          Net investment income (loss).....              521,228             (837,868)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,202,933             6,732,770
      Realized gains (losses) on sale of
        investments........................              659,259             3,863,212
                                             -------------------  --------------------
          Net realized gains (losses)......            5,862,192            10,595,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,506,028             1,122,858
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,368,220            11,718,840
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,889,448  $         10,880,972
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                           BHFTII WESTERN
                                                   BHFTII                BHFTII           ASSET MANAGEMENT      BHFTII WESTERN
                                                T. ROWE PRICE         T. ROWE PRICE        STRATEGIC BOND      ASSET MANAGEMENT
                                              LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES       U.S. GOVERNMENT
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            57,331  $             21,029  $         4,923,767  $          1,151,879
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              849,050               366,093            1,661,922               588,034
      Administrative charges...............                2,562                   737               10,604                 4,164
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              851,612               366,830            1,672,526               592,198
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (794,281)             (345,801)            3,251,241               559,681
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,067,606             1,820,336                   --                    --
      Realized gains (losses) on sale of
        investments........................            3,131,644             1,026,448            1,403,063             (241,900)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,199,250             2,846,784            1,403,063             (241,900)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           12,086,025             3,047,046            3,747,038              (95,548)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,285,275             5,893,830            5,150,101             (337,448)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,490,994  $          5,548,029  $         8,401,342  $            222,233
                                             ===================  ====================  ===================  ====================



 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   AMERICAN FUNDS
                                             AMERICAN FUNDS BOND             GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         93,112  $        29,079   $   (1,020,941)  $    (1,193,722)
   Net realized gains (losses)......           353,366           75,707         1,301,947        17,356,233
   Change in unrealized gains
     (losses) on investments........           136,416          368,135        19,960,927      (15,810,219)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           582,894          472,921        20,241,933           352,292
                                      ----------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           196,194          175,396           627,996         1,097,506
   Net transfers (including fixed
     account).......................         1,872,122          346,126       (3,126,179)         (801,391)
   Contract charges.................         (203,487)        (217,726)         (515,257)         (543,600)
   Transfers for contract benefits
     and terminations...............       (4,272,871)      (4,110,813)      (12,505,404)       (9,867,178)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,408,042)      (3,807,017)      (15,518,844)      (10,114,663)
                                      ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,825,148)      (3,334,096)         4,723,089       (9,762,371)
NET ASSETS:
   Beginning of year................        27,903,008       31,237,104        90,532,040       100,294,411
                                      ----------------  ---------------   ---------------  ----------------
   End of year......................  $     26,077,860  $    27,903,008   $    95,255,129  $     90,532,040
                                      ================  ===============   ===============  ================



                                            AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017             2016             2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (3,086,483)  $   (2,191,734)  $     (332,463)  $      (150,098)
   Net realized gains (losses)......       41,956,695       33,137,081       18,801,193        24,054,263
   Change in unrealized gains
     (losses) on investments........       31,710,833      (9,622,958)       16,725,759       (7,107,948)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       70,581,045       21,322,389       35,194,489        16,796,217
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,012,043        3,103,001        1,283,431         2,031,533
   Net transfers (including fixed
     account).......................     (15,713,716)      (9,050,516)      (1,809,869)       (2,327,028)
   Contract charges.................      (1,562,489)      (1,604,772)        (947,260)         (920,392)
   Transfers for contract benefits
     and terminations...............     (35,903,719)     (33,520,223)     (26,250,803)      (21,636,639)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (51,167,881)     (41,072,510)     (27,724,501)      (22,852,526)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       19,413,164     (19,750,121)        7,469,988       (6,056,309)
NET ASSETS:
   Beginning of year................      287,740,484      307,490,605      182,982,079       189,038,388
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   307,153,648  $   287,740,484  $   190,452,067  $    182,982,079
                                      ===============  ===============  ===============  ================


                                               BHFTI AB GLOBAL            BHFTI ALLIANZ GLOBAL INVESTORS
                                             DYNAMIC ALLOCATION              DYNAMIC MULTI-ASSET PLUS
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         8,820  $         13,250  $           674  $        (4,038)
   Net realized gains (losses)......           51,044            49,547            3,567           (1,522)
   Change in unrealized gains
     (losses) on investments........          423,492            34,999           35,954             9,819
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          483,356            97,796           40,195             4,259
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            6,984            41,171               --                --
   Net transfers (including fixed
     account).......................        (244,451)          (51,963)           76,707            11,688
   Contract charges.................         (37,642)          (38,933)          (3,533)           (2,823)
   Transfers for contract benefits
     and terminations...............        (356,254)         (235,640)         (52,299)          (24,905)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (631,363)         (285,365)           20,875          (16,040)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (148,007)         (187,569)           61,070          (11,781)
NET ASSETS:
   Beginning of year................        4,255,229         4,442,798          302,048           313,829
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $     4,107,222  $      4,255,229  $       363,118  $        302,048
                                      ===============  ================  ===============  ================


                                            BHFTI AMERICAN FUNDS
                                             BALANCED ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       395,133   $       559,294
   Net realized gains (losses)......       11,314,874        14,938,055
   Change in unrealized gains
     (losses) on investments........       10,841,907       (5,770,619)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,551,914         9,726,730
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          461,447           854,473
   Net transfers (including fixed
     account).......................          790,197         2,316,902
   Contract charges.................      (1,570,406)       (1,632,073)
   Transfers for contract benefits
     and terminations...............     (23,031,098)      (14,175,682)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,349,860)      (12,636,380)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (797,946)       (2,909,650)
NET ASSETS:
   Beginning of year................      156,218,897       159,128,547
                                      ---------------   ---------------
   End of year......................  $   155,420,951   $   156,218,897
                                      ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI AMERICAN FUNDS               BHFTI AMERICAN FUNDS
                                              GROWTH ALLOCATION                 MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        23,832  $        210,954  $       626,564  $       805,281
   Net realized gains (losses)......       26,011,540        34,227,986        6,629,429        8,867,754
   Change in unrealized gains
     (losses) on investments........       35,344,348      (11,529,526)        5,445,316      (3,121,735)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       61,379,720        22,909,414       12,701,309        6,551,300
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,160,364         4,105,551          348,423        2,291,814
   Net transfers (including fixed
     account).......................        5,905,882       (2,358,813)          533,689      (1,831,227)
   Contract charges.................      (3,563,224)       (3,511,135)      (1,085,620)      (1,106,919)
   Transfers for contract benefits
     and terminations...............     (29,244,276)      (22,067,731)     (14,282,035)     (12,340,943)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (23,741,254)      (23,832,128)     (14,485,543)     (12,987,275)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       37,638,466         (922,714)      (1,784,234)      (6,435,975)
NET ASSETS:
   Beginning of year................      317,698,345       318,621,059      116,221,978      122,657,953
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   355,336,811  $    317,698,345  $   114,437,744  $   116,221,978
                                      ===============  ================  ===============  ===============


                                                                                BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017             2016
                                      ----------------  ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         29,382  $      (96,130)   $      (41,005)   $        14,139
   Net realized gains (losses)......            21,787        (435,810)            84,442           559,361
   Change in unrealized gains
     (losses) on investments........           513,664        1,107,517           764,994         (333,371)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           564,833          575,577           808,431           240,129
                                      ----------------  ---------------   ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            11,659           28,540            14,397            21,444
   Net transfers (including fixed
     account).......................         (786,926)        (274,857)            37,113         (331,619)
   Contract charges.................          (61,799)         (77,517)          (63,567)          (62,911)
   Transfers for contract benefits
     and terminations...............         (650,983)        (681,070)       (1,120,777)         (470,958)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,488,049)      (1,004,904)       (1,132,834)         (844,044)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (923,216)        (429,327)         (324,403)         (603,915)
NET ASSETS:
   Beginning of year................         7,584,671        8,013,998         7,344,831         7,948,746
                                      ----------------  ---------------   ---------------   ---------------
   End of year......................  $      6,661,455  $     7,584,671   $     7,020,428   $     7,344,831
                                      ================  ===============   ===============   ===============


                                               BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                             ASSET ALLOCATION 100                   BALANCED PLUS
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,551)  $       253,854  $         41,923  $       263,162
   Net realized gains (losses)......         1,588,365        3,313,286         1,085,312           28,242
   Change in unrealized gains
     (losses) on investments........         2,909,560      (1,832,971)         2,135,027          914,757
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,495,374        1,734,169         3,262,262        1,206,161
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           112,650          320,151            18,546          108,826
   Net transfers (including fixed
     account).......................           346,522      (2,317,565)         1,973,906        1,148,361
   Contract charges.................         (111,904)        (129,136)         (186,153)        (171,127)
   Transfers for contract benefits
     and terminations...............       (2,821,603)      (2,211,071)       (1,784,179)      (1,110,832)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,474,335)      (4,337,621)            22,120         (24,772)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         2,021,039      (2,603,452)         3,284,382        1,181,389
NET ASSETS:
   Beginning of year................        22,352,058       24,955,510        19,452,040       18,270,651
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     24,373,097  $    22,352,058  $     22,736,422  $    19,452,040
                                      ================  ===============  ================  ===============


                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUBACCOUNT
                                      --------------------------------
                                           2017              2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        14,799  $       151,904
   Net realized gains (losses)......         (39,470)         (98,857)
   Change in unrealized gains
     (losses) on investments........           31,948          102,812
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            7,277          155,859
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           39,030           83,945
   Net transfers (including fixed
     account).......................          214,020          347,593
   Contract charges.................         (70,497)         (82,817)
   Transfers for contract benefits
     and terminations...............        (845,870)      (1,027,225)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (663,317)        (678,504)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (656,040)        (522,645)
NET ASSETS:
   Beginning of year................        9,144,097        9,666,742
                                      ---------------  ---------------
   End of year......................  $     8,488,057  $     9,144,097
                                      ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/WELLINGTON
                                             LARGE CAP RESEARCH          BHFTI CLARION GLOBAL REAL ESTATE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,550)  $        143,014  $     1,039,113  $       424,552
   Net realized gains (losses)......        1,446,485         1,347,751        (358,527)        (559,695)
   Change in unrealized gains
     (losses) on investments........        1,409,598         (536,594)        3,559,094          107,202
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,810,533           954,171        4,239,680         (27,941)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          115,682            79,220          215,811          516,607
   Net transfers (including fixed
     account).......................           59,264         (395,570)        1,997,211      (1,401,872)
   Contract charges.................         (85,159)          (85,585)        (248,195)        (293,772)
   Transfers for contract benefits
     and terminations...............      (1,911,508)       (1,065,289)      (7,308,165)      (6,838,598)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,821,721)       (1,467,224)      (5,343,338)      (8,017,635)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          988,812         (513,053)      (1,103,658)      (8,045,576)
NET ASSETS:
   Beginning of year................       14,302,701        14,815,754       47,891,850       55,937,426
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    15,291,513  $     14,302,701  $    46,788,192  $    47,891,850
                                      ===============  ================  ===============  ===============


                                               BHFTI CLEARBRIDGE                     BHFTI HARRIS
                                               AGGRESSIVE GROWTH                 OAKMARK INTERNATIONAL
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (332,957)  $      (560,781)  $        415,930  $       867,894
   Net realized gains (losses)......         3,413,869         2,159,144         1,361,463        4,291,881
   Change in unrealized gains
     (losses) on investments........         7,082,546         (962,910)        25,635,743        1,299,870
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,163,458           635,453        27,413,136        6,459,645
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           310,628           559,000           793,582        1,170,173
   Net transfers (including fixed
     account).......................       (3,125,033)       (5,314,548)       (5,214,241)        (847,477)
   Contract charges.................         (438,791)         (491,675)         (610,464)        (587,594)
   Transfers for contract benefits
     and terminations...............       (8,292,755)       (6,549,463)      (12,393,973)      (9,881,799)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (11,545,951)      (11,796,686)      (17,425,096)     (10,146,697)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,382,493)      (11,161,233)         9,988,040      (3,687,052)
NET ASSETS:
   Beginning of year................        64,062,358        75,223,591       101,558,483      105,245,535
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     62,679,865  $     64,062,358  $    111,546,523  $   101,558,483
                                      ================  ================  ================  ===============


                                                 BHFTI INVESCO
                                           BALANCED-RISK ALLOCATION       BHFTI INVESCO SMALL CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        126,732  $      (53,561)  $     (118,182)  $      (116,619)
   Net realized gains (losses)......           278,241         (33,235)          895,613         1,479,887
   Change in unrealized gains
     (losses) on investments........            41,672          538,319        1,213,437         (510,491)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           446,645          451,523        1,990,868           852,777
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            54,277           65,500           17,930            22,826
   Net transfers (including fixed
     account).......................         (529,618)        1,429,833        (273,850)         (165,722)
   Contract charges.................          (45,074)         (49,655)         (49,810)          (51,467)
   Transfers for contract benefits
     and terminations...............         (597,060)        (417,820)      (1,370,028)         (897,209)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,117,475)        1,027,858      (1,675,758)       (1,091,572)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (670,830)        1,479,381          315,110         (238,795)
NET ASSETS:
   Beginning of year................         5,845,015        4,365,634        9,270,535         9,509,330
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      5,174,185  $     5,845,015  $     9,585,645  $      9,270,535
                                      ================  ===============  ===============  ================


                                               BHFTI JPMORGAN
                                          GLOBAL ACTIVE ALLOCATION
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        61,082  $         43,372
   Net realized gains (losses)......           53,463            81,601
   Change in unrealized gains
     (losses) on investments........          574,362          (30,867)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          688,907            94,106
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           14,130            25,264
   Net transfers (including fixed
     account).......................          233,206         (172,874)
   Contract charges.................         (45,527)          (43,075)
   Transfers for contract benefits
     and terminations...............        (512,130)         (240,363)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (310,321)         (431,048)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          378,586         (336,942)
NET ASSETS:
   Beginning of year................        4,783,661         5,120,603
                                      ---------------  ----------------
   End of year......................  $     5,162,247  $      4,783,661
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI LOOMIS                      BHFTI METLIFE
                                           SAYLES GLOBAL MARKETS           MULTI-INDEX TARGETED RISK
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         5,756  $        23,274  $         7,835  $       (2,350)
   Net realized gains (losses).....          362,313          306,146          149,524           33,577
   Change in unrealized gains
     (losses) on investments.......        1,073,985         (88,883)          393,623          157,942
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,442,054          240,537          550,982          189,169
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           95,951           33,568               --               --
   Net transfers (including fixed
     account)......................           53,419          505,446          292,003      (1,066,479)
   Contract charges................         (55,481)         (49,014)         (40,290)         (42,725)
   Transfers for contract benefits
     and terminations..............      (1,379,413)        (769,694)        (337,040)        (178,510)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,285,524)        (279,694)         (85,327)      (1,287,714)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          156,530         (39,157)          465,655      (1,098,545)
NET ASSETS:
   Beginning of year...............        7,083,886        7,123,043        4,029,157        5,127,702
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     7,240,416  $     7,083,886  $     4,494,812  $     4,029,157
                                     ===============  ===============  ===============  ===============


                                                                                 BHFTI MORGAN
                                     BHFTI MFS RESEARCH INTERNATIONAL       STANLEY MID CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016             2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,599  $       349,068  $     (144,897)  $     (148,059)
   Net realized gains (losses).....          389,820        (560,361)        1,138,466          413,535
   Change in unrealized gains
     (losses) on investments.......       10,485,703        (864,311)        3,105,657      (1,474,185)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,107,122      (1,075,604)        4,099,226      (1,208,709)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          204,538          552,956          131,532          193,747
   Net transfers (including fixed
     account)......................      (2,480,352)          315,135         (34,999)          253,731
   Contract charges................        (292,541)        (308,271)         (69,835)         (64,666)
   Transfers for contract benefits
     and terminations..............      (5,719,243)      (5,069,439)      (1,949,359)      (1,337,134)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,287,598)      (4,509,619)      (1,922,661)        (954,322)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,819,524      (5,585,223)        2,176,565      (2,163,031)
NET ASSETS:
   Beginning of year...............       44,975,903       50,561,126       10,900,288       13,063,319
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    47,795,427  $    44,975,903  $    13,076,853  $    10,900,288
                                     ===============  ===============  ===============  ===============


                                                                                 BHFTI PANAGORA
                                       BHFTI OPPENHEIMER GLOBAL EQUITY       GLOBAL DIVERSIFIED RISK
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (88,291)   $      (69,370)  $      (22,021)  $         21,459
   Net realized gains (losses).....        1,978,164         1,461,645          (4,215)            34,444
   Change in unrealized gains
     (losses) on investments.......        5,764,378       (1,520,512)          215,515          (99,362)
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,654,251         (128,237)          189,279          (43,459)
                                     ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          145,574           209,087            3,961            27,325
   Net transfers (including fixed
     account)......................      (2,893,012)         2,748,040        (588,668)         1,856,758
   Contract charges................        (164,546)         (169,135)         (15,995)          (16,947)
   Transfers for contract benefits
     and terminations..............      (3,072,313)       (1,856,118)        (132,687)          (14,678)
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,984,297)           931,874        (733,389)         1,852,458
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        1,669,954           803,637        (544,110)         1,808,999
NET ASSETS:
   Beginning of year...............       24,203,904        23,400,267        2,093,110           284,111
                                     ---------------   ---------------  ---------------  ----------------
   End of year.....................  $    25,873,858   $    24,203,904  $     1,549,000  $      2,093,110
                                     ===============   ===============  ===============  ================


                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       118,581  $     (557,396)
   Net realized gains (losses).....        (626,220)      (1,005,408)
   Change in unrealized gains
     (losses) on investments.......        1,388,039        3,160,787
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          880,400        1,597,983
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          219,378          521,958
   Net transfers (including fixed
     account)......................        1,530,639           52,261
   Contract charges................        (321,345)        (352,880)
   Transfers for contract benefits
     and terminations..............      (5,110,940)      (5,299,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,682,268)      (5,078,036)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,801,868)      (3,480,053)
NET ASSETS:
   Beginning of year...............       41,977,421       45,457,474
                                     ---------------  ---------------
   End of year.....................  $    39,175,553  $    41,977,421
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   BHFTI PYRAMIS
                                           BHFTI PIMCO TOTAL RETURN              GOVERNMENT INCOME
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       815,805  $     2,312,637  $        19,000  $        21,077
   Net realized gains (losses).......          482,308        (715,151)         (16,102)           14,565
   Change in unrealized gains
     (losses) on investments.........        4,001,221        1,017,710           25,118         (19,038)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        5,299,334        2,615,196           28,016           16,604
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,079,563        1,909,040            1,760            2,140
   Net transfers (including fixed
     account)........................        9,026,630      (2,366,639)        (388,104)        (631,217)
   Contract charges..................      (1,005,647)      (1,140,281)         (17,990)         (21,858)
   Transfers for contract benefits
     and terminations................     (20,888,374)     (22,231,104)        (273,152)        (255,428)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (11,787,828)     (23,828,984)        (677,486)        (906,363)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (6,488,494)     (21,213,788)        (649,470)        (889,759)
NET ASSETS:
   Beginning of year.................      168,834,685      190,048,473        2,449,387        3,339,146
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   162,346,191  $   168,834,685  $     1,799,917  $     2,449,387
                                       ===============  ===============  ===============  ===============


                                                BHFTI SCHRODERS                  BHFTI SCHRODERS
                                             GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET
                                                  SUBACCOUNT                       SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2017            2016            2017             2016
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       (3,513)  $     (11,516)  $      (13,991)  $         4,360
   Net realized gains (losses).......           55,226           6,321          126,391           52,606
   Change in unrealized gains
     (losses) on investments.........          254,244          81,298          266,667           75,229
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          305,957          76,103          379,067          132,195
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --          20,000            1,063              560
   Net transfers (including fixed
     account)........................        (223,611)        (87,997)        (418,192)          291,499
   Contract charges..................         (20,873)        (21,035)         (26,120)         (29,219)
   Transfers for contract benefits
     and terminations................        (186,084)       (102,312)        (356,900)        (209,091)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (430,568)       (191,344)        (800,149)           53,749
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (124,611)       (115,241)        (421,082)          185,944
NET ASSETS:
   Beginning of year.................        2,220,239       2,335,480        3,382,168        3,196,224
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $     2,095,628  $    2,220,239  $     2,961,086  $     3,382,168
                                       ===============  ==============  ===============  ===============


                                                  BHFTI SSGA
                                             GROWTH AND INCOME ETF             BHFTI SSGA GROWTH ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       696,937  $       672,239  $       416,005  $      421,597
   Net realized gains (losses).......          818,179        3,455,557          876,470       2,777,012
   Change in unrealized gains
     (losses) on investments.........        6,075,653      (1,505,876)        6,449,479       (652,744)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        7,590,769        2,621,920        7,741,954       2,545,865
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          104,339          675,872          199,764       1,147,652
   Net transfers (including fixed
     account)........................      (2,997,715)      (2,531,928)        (690,745)     (1,619,235)
   Contract charges..................        (522,565)        (557,249)        (430,276)       (456,000)
   Transfers for contract benefits
     and terminations................      (7,003,972)      (4,015,789)      (3,947,219)     (3,253,972)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (10,419,913)      (6,429,094)      (4,868,476)     (4,181,555)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................      (2,829,144)      (3,807,174)        2,873,478     (1,635,690)
NET ASSETS:
   Beginning of year.................       57,448,848       61,256,022       44,547,036      46,182,726
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $    54,619,704  $    57,448,848  $    47,420,514  $   44,547,036
                                       ===============  ===============  ===============  ==============


                                                 BHFTI T. ROWE
                                             PRICE MID CAP GROWTH
                                                  SUBACCOUNT
                                       -------------------------------
                                            2017             2016
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (971,060)   $    (963,289)
   Net realized gains (losses).......       8,651,574       12,808,443
   Change in unrealized gains
     (losses) on investments.........       8,211,726      (8,311,355)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      15,892,240        3,533,799
                                       --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         345,845          619,678
   Net transfers (including fixed
     account)........................     (3,056,468)      (1,046,404)
   Contract charges..................       (415,877)        (446,205)
   Transfers for contract benefits
     and terminations................     (9,651,088)      (8,773,270)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....    (12,777,588)      (9,646,201)
                                       --------------   --------------
     Net increase (decrease)
       in net assets.................       3,114,652      (6,112,402)
NET ASSETS:
   Beginning of year.................      73,965,658       80,078,060
                                       --------------   --------------
   End of year.......................  $   77,080,310   $   73,965,658
                                       ==============   ==============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI VICTORY SYCAMORE                BHFTII BAILLIE
                                                MID CAP VALUE              GIFFORD INTERNATIONAL STOCK
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017            2016             2017              2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (174,029)  $     (326,396)  $      (67,966)  $         67,696
   Net realized gains (losses)......          867,432        2,439,382          876,410         (419,438)
   Change in unrealized gains
     (losses) on investments........        3,173,759        4,559,635        9,991,245         1,761,928
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,867,162        6,672,621       10,799,689         1,410,186
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          358,403          704,929          180,708           305,693
   Net transfers (including fixed
     account).......................      (1,060,547)      (2,525,663)      (2,052,775)         (197,248)
   Contract charges.................        (251,181)        (271,777)        (163,046)         (171,480)
   Transfers for contract benefits
     and terminations...............      (6,221,024)      (5,108,552)      (5,122,465)       (4,620,424)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (7,174,349)      (7,201,063)      (7,157,578)       (4,683,459)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (3,307,187)        (528,442)        3,642,111       (3,273,273)
NET ASSETS:
   Beginning of year................       52,599,617       53,128,059       34,962,106        38,235,379
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    49,292,430  $    52,599,617  $    38,604,217  $     34,962,106
                                      ===============  ===============  ===============  ================


                                                                                   BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME             CAPITAL APPRECIATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,308,320  $      1,410,207  $      (859,152)  $      (831,294)
   Net realized gains (losses)......         (169,867)          (99,229)         5,081,436         7,466,450
   Change in unrealized gains
     (losses) on investments........           838,014            99,714        14,389,408       (7,634,285)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,976,467         1,410,692        18,611,692         (999,129)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           575,163           713,362           233,588           544,857
   Net transfers (including fixed
     account).......................         6,715,438         1,036,510       (2,001,935)         (698,724)
   Contract charges.................         (371,289)         (402,127)         (199,887)         (201,255)
   Transfers for contract benefits
     and terminations...............       (9,771,996)       (9,944,854)       (7,072,149)       (5,672,643)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,852,684)       (8,597,109)       (9,040,383)       (6,027,765)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (876,217)       (7,186,417)         9,571,309       (7,026,894)
NET ASSETS:
   Beginning of year................        76,990,690        84,177,107        61,053,549        68,080,443
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     76,114,473  $     76,990,690  $     70,624,858  $     61,053,549
                                      ================  ================  ================  ================


                                              BHFTII BLACKROCK                   BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND                ASSET ALLOCATION 20
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017             2016              2017              2016
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (362,884)   $     (458,078)  $        422,137  $     1,114,911
   Net realized gains (losses)......           31,125             3,864           722,512        1,668,287
   Change in unrealized gains
     (losses) on investments........          138,588            40,239         1,772,316        (927,704)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (193,171)         (413,975)         2,916,965        1,855,494
                                      ---------------   ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          303,830           177,276           145,698          546,839
   Net transfers (including fixed
     account).......................        3,402,932           842,082       (1,421,068)          759,819
   Contract charges.................        (227,737)         (244,730)         (464,203)        (477,944)
   Transfers for contract benefits
     and terminations...............      (6,923,741)       (6,312,425)       (4,703,366)      (7,441,539)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,444,716)       (5,537,797)       (6,442,939)      (6,612,825)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,637,887)       (5,951,772)       (3,525,974)      (4,757,331)
NET ASSETS:
   Beginning of year................       32,813,336        38,765,108        55,259,597       60,016,928
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    29,175,449   $    32,813,336  $     51,733,623  $    55,259,597
                                      ===============   ===============  ================  ===============


                                             BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 40
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       810,156  $      2,679,858
   Net realized gains (losses)......        4,407,465         8,354,335
   Change in unrealized gains
     (losses) on investments........        4,675,891       (5,574,539)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        9,893,512         5,459,654
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          647,198         2,132,934
   Net transfers (including fixed
     account).......................      (2,378,456)         (970,613)
   Contract charges.................        (859,450)         (889,689)
   Transfers for contract benefits
     and terminations...............     (16,754,254)      (14,077,329)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (19,344,962)      (13,804,697)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (9,451,450)       (8,345,043)
NET ASSETS:
   Beginning of year................      115,389,966       123,735,009
                                      ---------------  ----------------
   End of year......................  $   105,938,516  $    115,389,966
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2017            2016              2017              2016
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,920,652  $     8,079,671  $      1,851,166  $     10,162,050
   Net realized gains (losses)......       22,221,961       42,717,208        45,684,335        79,706,474
   Change in unrealized gains
     (losses) on investments........       28,679,701     (27,130,980)        54,224,846      (50,391,148)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       52,822,314       23,665,899       101,760,347        39,477,376
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,708,310        2,819,204         2,429,413         4,631,728
   Net transfers (including fixed
     account).......................          801,987      (5,552,985)       (4,079,378)       (7,085,637)
   Contract charges.................      (3,588,670)      (3,745,783)       (5,686,399)       (5,836,687)
   Transfers for contract benefits
     and terminations...............     (54,068,389)     (45,660,955)      (67,660,688)      (52,342,326)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (55,146,762)     (52,140,519)      (74,997,052)      (60,632,922)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,324,448)     (28,474,620)        26,763,295      (21,155,546)
NET ASSETS:
   Beginning of year................      421,701,054      450,175,674       607,345,164       628,500,710
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $   419,376,606  $   421,701,054  $    634,108,459  $    607,345,164
                                      ===============  ===============  ================  ================


                                         BHFTII BRIGHTHOUSE/ARTISAN          BHFTII BRIGHTHOUSE/WELLINGTON
                                                MID CAP VALUE                          BALANCED
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (699,894)  $      (327,246)  $         48,349  $        93,866
   Net realized gains (losses)......         1,761,460        11,012,656           456,862          432,478
   Change in unrealized gains
     (losses) on investments........         9,380,817         7,920,455           910,623         (51,880)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,442,383        18,605,865         1,415,834          474,464
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           550,155           933,300            19,107           57,801
   Net transfers (including fixed
     account).......................       (1,446,637)       (1,292,647)           995,923        2,780,591
   Contract charges.................         (359,336)         (371,606)          (74,251)         (58,909)
   Transfers for contract benefits
     and terminations...............      (11,315,059)      (11,802,480)       (1,172,244)        (854,660)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (12,570,877)      (12,533,433)         (231,465)        1,924,823
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (2,128,494)         6,072,432         1,184,369        2,399,287
NET ASSETS:
   Beginning of year................       100,497,993        94,425,561        10,593,965        8,194,678
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     98,369,499  $    100,497,993  $     11,778,334  $    10,593,965
                                      ================  ================  ================  ===============


                                        BHFTII BRIGHTHOUSE/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES        BHFTII FRONTIER MID CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       290,056  $        408,302  $     (139,655)   $     (138,584)
   Net realized gains (losses)......       10,106,619         9,679,306          814,310         1,639,545
   Change in unrealized gains
     (losses) on investments........       24,740,646         2,430,367        1,650,433       (1,089,614)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       35,137,321        12,517,975        2,325,088           411,347
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,440,822         1,995,695           73,212            87,498
   Net transfers (including fixed
     account).......................      (3,906,595)       (7,987,629)        (405,149)          (51,064)
   Contract charges.................        (939,458)       (1,048,368)         (71,944)          (77,559)
   Transfers for contract benefits
     and terminations...............     (26,808,886)      (26,395,187)      (1,502,105)       (1,084,420)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (30,214,117)      (33,435,489)      (1,905,986)       (1,125,545)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        4,923,204      (20,917,514)          419,102         (714,198)
NET ASSETS:
   Beginning of year................      216,138,131       237,055,645       10,585,331        11,299,529
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $   221,061,335  $    216,138,131  $    11,004,433   $    10,585,331
                                      ===============  ================  ===============   ===============



                                            BHFTII JENNISON GROWTH
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (231,998)  $      (233,629)
   Net realized gains (losses)......         2,226,695         2,701,378
   Change in unrealized gains
     (losses) on investments........         4,003,491       (2,825,896)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,998,188         (358,147)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            69,853           112,627
   Net transfers (including fixed
     account).......................       (1,915,000)           516,256
   Contract charges.................         (118,165)         (127,198)
   Transfers for contract benefits
     and terminations...............       (2,202,531)       (2,312,966)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,165,843)       (1,811,281)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,832,345       (2,169,428)
NET ASSETS:
   Beginning of year................        18,435,535        20,604,963
                                      ----------------  ----------------
   End of year......................  $     20,267,880  $     18,435,535
                                      ================  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII LOOMIS                      BHFTII LOOMIS
                                           SAYLES SMALL CAP CORE             SAYLES SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (857,986)  $      (815,788)  $     (261,986)  $      (259,782)
   Net realized gains (losses).....        7,083,211         7,506,928        1,865,387         2,679,266
   Change in unrealized gains
     (losses) on investments.......        3,464,996         5,158,403        3,105,443       (1,560,293)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,690,221        11,849,543        4,708,844           859,191
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          361,333           529,211           96,301           277,932
   Net transfers (including fixed
     account)......................      (2,213,376)       (2,387,760)        (994,291)         (288,693)
   Contract charges................        (277,223)         (283,409)         (98,866)         (108,252)
   Transfers for contract benefits
     and terminations..............      (8,642,303)       (7,238,657)      (3,380,452)       (2,754,372)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,771,569)       (9,380,615)      (4,377,308)       (2,873,385)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,081,348)         2,468,928          331,536       (2,014,194)
NET ASSETS:
   Beginning of year...............       77,231,735        74,762,807       20,776,619        22,790,813
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    76,150,387  $     77,231,735  $    21,108,155  $     20,776,619
                                     ===============  ================  ===============  ================


                                              BHFTII METLIFE                      BHFTII METLIFE
                                           AGGREGATE BOND INDEX                 MID CAP STOCK INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       647,766  $        650,233  $      (38,543)   $      (89,239)
   Net realized gains (losses).....         (28,670)           145,517        4,779,530         4,434,035
   Change in unrealized gains
     (losses) on investments.......          146,356         (287,260)        1,123,699         2,700,078
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          765,452           508,490        5,864,686         7,044,874
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          432,993           497,621          228,328           501,972
   Net transfers (including fixed
     account)......................        1,806,505         2,524,880          864,182           511,600
   Contract charges................        (246,096)         (293,160)        (263,864)         (246,737)
   Transfers for contract benefits
     and terminations..............      (6,532,836)       (5,777,620)      (6,102,035)       (4,082,581)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,539,434)       (3,048,279)      (5,273,389)       (3,315,746)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (3,773,982)       (2,539,789)          591,297         3,729,128
NET ASSETS:
   Beginning of year...............       47,526,945        50,066,734       43,844,511        40,115,383
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    43,752,963  $     47,526,945  $    44,435,808   $    43,844,511
                                     ===============  ================  ===============   ===============



                                      BHFTII METLIFE MSCI EAFE INDEX    BHFTII METLIFE RUSSELL 2000 INDEX
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       463,234  $       394,502   $      (98,340)  $      (38,836)
   Net realized gains (losses).....          634,362        (102,256)         3,713,913        3,408,349
   Change in unrealized gains
     (losses) on investments.......        6,337,773        (457,434)         1,278,907        3,083,249
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,435,369        (165,188)         4,894,480        6,452,762
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          158,339          287,694           241,014          275,822
   Net transfers (including fixed
     account)......................        (190,955)        1,011,489           453,060        1,102,338
   Contract charges................        (206,224)        (208,675)         (205,795)        (189,794)
   Transfers for contract benefits
     and terminations..............      (4,040,481)      (3,917,397)       (4,879,486)      (3,680,953)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,279,321)      (2,826,889)       (4,391,207)      (2,492,587)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,156,048      (2,992,077)           503,273        3,960,175
NET ASSETS:
   Beginning of year...............       33,566,237       36,558,314        40,051,863       36,091,688
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    36,722,285  $    33,566,237   $    40,555,136  $    40,051,863
                                     ===============  ===============   ===============  ===============



                                         BHFTII METLIFE STOCK INDEX
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       222,395   $       353,669
   Net realized gains (losses).....        5,941,437         5,592,378
   Change in unrealized gains
     (losses) on investments.......        6,351,147           158,899
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,514,979         6,104,946
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          461,689           693,377
   Net transfers (including fixed
     account)......................        1,630,799         (684,752)
   Contract charges................        (389,499)         (365,588)
   Transfers for contract benefits
     and terminations..............      (9,031,950)       (6,274,074)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,328,961)       (6,631,037)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        5,186,018         (526,091)
NET ASSETS:
   Beginning of year...............       66,461,194        66,987,285
                                     ---------------   ---------------
   End of year.....................  $    71,647,212   $    66,461,194
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTII MFS TOTAL RETURN            BHFTII MFS VALUE II
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       435,924  $       574,478  $       387,169  $        57,321
   Net realized gains (losses).....        3,120,900        2,753,781        (522,508)        1,056,408
   Change in unrealized gains
     (losses) on investments.......          697,320        (324,863)        2,094,170        4,058,072
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,254,144        3,003,396        1,958,831        5,171,801
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          350,682          433,709          207,858          374,190
   Net transfers (including fixed
     account)......................          405,864          975,823          556,093      (2,113,232)
   Contract charges................        (152,014)        (152,952)        (210,445)        (213,369)
   Transfers for contract benefits
     and terminations..............      (5,063,820)      (4,873,718)      (4,141,912)      (3,987,626)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,459,288)      (3,617,138)      (3,588,406)      (5,940,037)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (205,144)        (613,742)      (1,629,575)        (768,236)
NET ASSETS:
   Beginning of year...............       41,534,107       42,147,849       34,659,666       35,427,902
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    41,328,963  $    41,534,107  $    33,030,091  $    34,659,666
                                     ===============  ===============  ===============  ===============



                                             BHFTII MFS VALUE            BHFTII NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       521,228  $       656,551  $      (837,868)  $     (786,599)
   Net realized gains (losses).....        5,862,192        7,258,786        10,595,982        2,429,630
   Change in unrealized gains
     (losses) on investments.......        6,506,028        1,827,673         1,122,858       11,013,678
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,889,448        9,743,010        10,880,972       12,656,709
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          444,059          796,321           573,923        1,239,488
   Net transfers (including fixed
     account)......................          631,569          568,359       (2,726,074)      (2,197,505)
   Contract charges................        (406,784)        (395,846)         (337,529)        (354,621)
   Transfers for contract benefits
     and terminations..............      (9,348,761)      (8,858,098)       (9,197,274)      (8,373,711)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,679,917)      (7,889,264)      (11,686,954)      (9,686,349)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        4,209,531        1,853,746         (805,982)        2,970,360
NET ASSETS:
   Beginning of year...............       83,454,614       81,600,868        84,216,626       81,246,266
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    87,664,145  $    83,454,614  $     83,410,644  $    84,216,626
                                     ===============  ===============  ================  ===============


                                              BHFTII T. ROWE                     BHFTII T. ROWE
                                          PRICE LARGE CAP GROWTH             PRICE SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (794,281)  $     (806,301)  $      (345,801)  $     (333,987)
   Net realized gains (losses).....        7,199,250        9,105,695         2,846,784        4,162,961
   Change in unrealized gains
     (losses) on investments.......       12,086,025      (8,169,460)         3,047,046      (1,091,876)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       18,490,994          129,934         5,548,029        2,737,098
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          260,806          417,326           211,775          250,613
   Net transfers (including fixed
     account)......................      (3,344,136)        1,231,557         (481,817)        1,050,723
   Contract charges................        (392,789)        (394,522)         (190,501)        (187,126)
   Transfers for contract benefits
     and terminations..............      (9,272,142)      (6,528,719)       (3,389,316)      (2,910,682)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,748,261)      (5,274,358)       (3,849,859)      (1,796,472)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        5,742,733      (5,144,424)         1,698,170          940,626
NET ASSETS:
   Beginning of year...............       62,795,223       67,939,647        28,266,179       27,325,553
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    68,537,956  $    62,795,223  $     29,964,349  $    28,266,179
                                     ===============  ===============  ================  ===============


                                      BHFTII WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     3,251,241  $       608,003
   Net realized gains (losses).....        1,403,063          609,408
   Change in unrealized gains
     (losses) on investments.......        3,747,038        6,266,404
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,401,342        7,483,815
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          644,404          786,081
   Net transfers (including fixed
     account)......................          612,149       60,978,923
   Contract charges................        (581,728)        (537,515)
   Transfers for contract benefits
     and terminations..............     (15,526,801)     (14,058,110)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (14,851,976)       47,169,379
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,450,634)       54,653,194
NET ASSETS:
   Beginning of year...............      133,277,778       78,624,584
                                     ---------------  ---------------
   End of year.....................  $   126,827,144  $   133,277,778
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                          BHFTII WESTERN ASSET
                                                                                                       MANAGEMENT U.S. GOVERNMENT
                                                                                                               SUBACCOUNT
                                                                                                    --------------------------------
                                                                                                          2017            2016
                                                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................................................  $       559,681  $       593,699
   Net realized gains (losses)....................................................................        (241,900)         (75,167)
   Change in unrealized gains
     (losses) on investments......................................................................         (95,548)        (534,981)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............................................................................          222,233         (16,449)
                                                                                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........................................................................          265,474          523,631
   Net transfers (including fixed
     account).....................................................................................        2,446,970          592,292
   Contract charges...............................................................................        (219,693)        (251,255)
   Transfers for contract benefits
     and terminations.............................................................................      (7,809,559)      (6,458,674)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions.................................................................      (5,316,808)      (5,594,006)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............................................................................      (5,094,575)      (5,610,455)
NET ASSETS:
   Beginning of year..............................................................................       49,016,429       54,626,884
                                                                                                    ---------------  ---------------
   End of year....................................................................................  $    43,921,854  $    49,016,429
                                                                                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a Delaware corporation (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial."

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

American Funds Bond Subaccount                         BHFTI Allianz Global Investors Dynamic Multi-Asset
American Funds Global Small Capitalization               Plus Subaccount
   Subaccount                                          BHFTI American Funds Balanced Allocation
American Funds Growth Subaccount                         Subaccount
American Funds Growth-Income Subaccount                BHFTI American Funds Growth Allocation
BHFTI AB Global Dynamic Allocation Subaccount            Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


BHFTI American Funds Moderate Allocation                 BHFTII BlackRock Bond Income Subaccount (a)
   Subaccount                                            BHFTII BlackRock Capital Appreciation Subaccount (a)
BHFTI AQR Global Risk Balanced Subaccount                BHFTII BlackRock Ultra-Short Term Bond
BHFTI BlackRock Global Tactical Strategies                 Subaccount (a)
   Subaccount                                            BHFTII Brighthouse Asset Allocation 20 Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount        BHFTII Brighthouse Asset Allocation 40 Subaccount
BHFTI Brighthouse Balanced Plus Subaccount               BHFTII Brighthouse Asset Allocation 60 Subaccount
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 80 Subaccount
   Return Subaccount                                     BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Subaccount (a)
   Subaccount                                            BHFTII Brighthouse/Wellington Balanced Subaccount
BHFTI Clarion Global Real Estate Subaccount              BHFTII Brighthouse/Wellington Core Equity
BHFTI ClearBridge Aggressive Growth Subaccount (a)         Opportunities Subaccount (a)
BHFTI Harris Oakmark International Subaccount (a)        BHFTII Frontier Mid Cap Growth Subaccount
BHFTI Invesco Balanced-Risk Allocation Subaccount        BHFTII Jennison Growth Subaccount (a)
BHFTI Victory Sycamore Mid Cap Value Subaccount          BHFTII Loomis Sayles Small Cap Core Subaccount (a)
BHFTI Invesco Small Cap Growth Subaccount                BHFTII Loomis Sayles Small Cap Growth Subaccount
BHFTI JPMorgan Global Active Allocation Subaccount       BHFTII MetLife Aggregate Bond Index Subaccount
BHFTI Loomis Sayles Global Markets Subaccount            BHFTII MetLife Mid Cap Stock Index Subaccount
BHFTI MetLife Multi-Index Targeted Risk Subaccount       BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI MFS Research International Subaccount              BHFTII MetLife Russell 2000 Index Subaccount
BHFTI Morgan Stanley Mid Cap Growth Subaccount           BHFTII MetLife Stock Index Subaccount
BHFTI Oppenheimer Global Equity Subaccount               BHFTII MFS Total Return Subaccount (a)
BHFTI PanAgora Global Diversified Risk Subaccount        BHFTII MFS Value II Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount          BHFTII MFS Value Subaccount (a)
BHFTI PIMCO Total Return Subaccount                      BHFTII Neuberger Berman Genesis Subaccount (a)
BHFTI Pyramis Government Income Subaccount               BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTI Schroders Global Multi-Asset II Subaccount         BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Schroders Global Multi-Asset Subaccount            BHFTII Western Asset Management Strategic Bond
BHFTI SSGA Growth and Income ETF Subaccount                Opportunities Subaccount (a)
BHFTI SSGA Growth ETF Subaccount                         BHFTII Western Asset Management U.S. Government
BHFTI T. Rowe Price Mid Cap Growth Subaccount              Subaccount (a)
BHFTII Baillie Gifford International Stock
   Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% -- 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investments Advisers, LLC, ("Brighthouse Advisers") an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Subaccount.............................      2,439,477        26,640,080        2,659,481         4,562,223
     American Funds Global Small Capitalization Subaccount......      3,853,371        79,869,245        1,374,208        17,913,949
     American Funds Growth Subaccount...........................      3,970,961       226,050,748       30,727,215        56,020,713
     American Funds Growth-Income Subaccount....................      3,831,266       146,439,545       17,626,916        33,543,217
     BHFTI AB Global Dynamic Allocation Subaccount..............        327,274         3,654,618          148,325           770,871
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Subaccount...............................................         30,465           327,002           80,503            58,999
     BHFTI American Funds Balanced Allocation Subaccount........     14,676,207       131,341,914       12,738,129        27,800,902
     BHFTI American Funds Growth Allocation Subaccount..........     34,633,226       298,101,213       34,398,929        36,402,639
     BHFTI American Funds Moderate Allocation Subaccount........     11,142,921       101,764,728        9,158,930        17,982,740
     BHFTI AQR Global Risk Balanced Subaccount..................        711,706         7,479,979          862,270         2,001,391
     BHFTI BlackRock Global Tactical Strategies Subaccount......        647,654         6,678,978          585,059         1,671,134
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      1,838,103        20,420,895        1,924,302         3,133,704
     BHFTI Brighthouse Balanced Plus Subaccount.................      1,909,025        21,261,235        4,935,033         3,856,559
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Subaccount...............................................        887,881         8,739,575          800,827         1,449,348
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................        973,372        11,034,957        2,356,258         3,649,034
     BHFTI Clarion Global Real Estate Subaccount................      3,776,298        47,328,691        2,448,982         6,753,153
     BHFTI ClearBridge Aggressive Growth Subaccount.............      3,477,537        43,837,198        1,695,198        13,574,098
     BHFTI Harris Oakmark International Subaccount..............      6,725,467        95,254,677        4,357,382        21,366,572
     BHFTI Invesco Balanced-Risk Allocation Subaccount..........        503,824         5,156,042          878,325         1,602,103
     BHFTI Invesco Small Cap Growth Subaccount..................        665,220         9,399,352        1,200,048         1,991,860
     BHFTI JPMorgan Global Active Allocation Subaccount.........        414,313         4,677,322          873,473         1,122,712
     BHFTI Loomis Sayles Global Markets Subaccount..............        402,698         5,630,648          745,270         1,993,054
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........        338,980         4,054,040          642,776           607,191
     BHFTI MFS Research International Subaccount................      3,772,344        41,474,511        1,445,661         9,501,624
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        675,815         7,947,310        1,465,207         3,532,737
     BHFTI Oppenheimer Global Equity Subaccount.................        995,536        17,201,460        1,786,911         7,859,504
     BHFTI PanAgora Global Diversified Risk Subaccount..........        133,308         1,449,475          203,492           958,928
     BHFTI PIMCO Inflation Protected Bond Subaccount............      3,969,168        42,648,681        2,722,283         6,285,950
     BHFTI PIMCO Total Return Subaccount........................     14,291,063       164,773,171        6,925,593        17,063,612
     BHFTI Pyramis Government Income Subaccount.................        170,617         1,834,251          134,770           793,227
     BHFTI Schroders Global Multi-Asset II Subaccount...........        162,456         1,829,000          313,511           747,436
     BHFTI Schroders Global Multi-Asset Subaccount..............        229,904         2,599,238          168,324           924,615
     BHFTI SSGA Growth and Income ETF Subaccount................      4,397,730        48,666,611        2,318,379        11,867,115
     BHFTI SSGA Growth ETF Subaccount...........................      3,710,536        41,789,330        2,771,538         6,730,068
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............      6,994,600        64,376,260        8,119,712        15,183,589
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      2,404,521        41,781,939          958,234         8,306,572
     BHFTII Baillie Gifford International Stock Subaccount......      2,906,364        30,086,367        1,169,200         8,394,655
     BHFTII BlackRock Bond Income Subaccount....................        723,375        77,488,131        7,949,404         9,493,781
     BHFTII BlackRock Capital Appreciation Subaccount...........      1,647,423        45,858,463        3,565,457        11,878,502
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........        289,772        28,996,794        5,095,876         8,902,873
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      4,737,520        51,961,309        2,531,397         7,697,459
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      8,962,655        99,127,684        7,392,263        22,440,858
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     33,152,304       370,703,751       27,370,082        63,899,832
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     44,718,511       525,226,829       45,344,746        84,184,188
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........        387,651        81,597,791        2,568,111        15,838,828
     BHFTII Brighthouse/Wellington Balanced Subaccount..........        581,941        10,503,594        2,619,108         2,528,527
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      6,908,764       195,722,173       11,981,939        33,746,055
     BHFTII Frontier Mid Cap Growth Subaccount..................        315,951         7,980,621          628,105         2,388,979
     BHFTII Jennison Growth Subaccount..........................      1,217,094        15,878,802        2,759,466         5,727,517
     BHFTII Loomis Sayles Small Cap Core Subaccount.............        269,177        61,186,087        6,285,373        12,877,656
     BHFTII Loomis Sayles Small Cap Growth Subaccount...........      1,502,376        16,036,820        1,202,986         4,833,491
     BHFTII MetLife Aggregate Bond Index Subaccount.............      4,100,577        44,029,803        3,117,259         7,008,971

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     BHFTII MetLife Mid Cap Stock Index Subaccount..............      2,229,604       32,597,158        5,566,441         8,073,336
     BHFTII MetLife MSCI EAFE Index Subaccount..................      2,577,016       30,419,613        2,143,169         5,959,288
     BHFTII MetLife Russell 2000 Index Subaccount...............      1,890,692       27,371,160        4,073,867         6,930,241
     BHFTII MetLife Stock Index Subaccount......................      1,394,189       48,191,532        8,484,888        13,583,296
     BHFTII MFS Total Return Subaccount.........................        236,309       34,016,056        3,870,580         5,696,193
     BHFTII MFS Value II Subaccount.............................      3,528,310       34,438,773        2,641,890         5,843,142
     BHFTII MFS Value Subaccount................................      5,319,928       79,882,455       10,145,873        13,101,637
     BHFTII Neuberger Berman Genesis Subaccount.................      3,731,895       57,490,324        7,490,992        13,282,970
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........      2,755,854       50,944,633        6,098,745        15,573,649
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........      1,297,725       23,280,389        3,405,160         5,780,471
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      9,169,315      116,370,080        7,300,381        18,901,238
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................      3,785,854       45,436,867        3,488,661         8,245,803

This page is intentionally left blank.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                                                          AMERICAN FUNDS
                                         AMERICAN FUNDS BOND        GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017            2016            2017           2016
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........       1,583,928       1,799,791     25,275,009      28,194,373      11,105,193     12,820,721
Units issued and transferred
   from other funding options....         230,248         202,646      1,113,130       2,193,550         326,616        533,067
Units redeemed and transferred to
   other funding options.........       (366,064)       (418,509)    (4,951,858)     (5,112,914)     (2,057,876)    (2,248,595)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................       1,448,112       1,583,928     21,436,281      25,275,009       9,373,933     11,105,193
                                   ==============  ==============  =============  ==============  ==============  =============


                                                                                                             BHFTI
                                          AMERICAN FUNDS                 BHFTI AB GLOBAL           ALLIANZ GLOBAL INVESTORS
                                           GROWTH-INCOME               DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017            2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........      10,299,442     11,701,397        339,866         363,522         294,331        307,914
Units issued and transferred
   from other funding options....         453,302        641,018         11,339          76,495          67,350        136,432
Units redeemed and transferred to
   other funding options.........     (1,865,861)    (2,042,973)       (58,954)       (100,151)        (51,458)      (150,015)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       8,886,883     10,299,442        292,251         339,866         310,223        294,331
                                   ==============  =============  =============  ==============  ==============  =============

                                       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                        BALANCED ALLOCATION             GROWTH ALLOCATION             MODERATE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........      11,350,612     12,313,704     22,758,256      24,572,520      8,654,853       9,654,055
Units issued and transferred
   from other funding options....         471,622        882,731      1,719,236       1,319,363        287,326         379,705
Units redeemed and transferred to
   other funding options.........     (1,983,142)    (1,845,823)    (3,248,980)     (3,133,627)    (1,305,439)     (1,378,907)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       9,839,092     11,350,612     21,228,512      22,758,256      7,636,740       8,654,853
                                   ==============  =============  =============  ==============  =============  ==============


                                               BHFTI                     BHFTI BLACKROCK                BHFTI BRIGHTHOUSE
                                     AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES         ASSET ALLOCATION 100
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........        694,683         789,827         614,001        685,840       1,333,471       1,602,470
Units issued and transferred
   from other funding options....         46,892         104,429          46,636        125,944          51,081          69,830
Units redeemed and transferred to
   other funding options.........      (179,236)       (199,573)       (136,444)      (197,783)       (187,998)       (338,829)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................        562,339         694,683         524,193        614,001       1,196,554       1,333,471
                                   =============  ==============  ==============  =============  ==============  ==============

                                               BHFTI                BHFTI BRIGHTHOUSE/FRANKLIN         BHFTI BRIGHTHOUSE/
                                     BRIGHTHOUSE BALANCED PLUS       LOW DURATION TOTAL RETURN    WELLINGTON LARGE CAP RESEARCH
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017           2016
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,501,126      1,507,821         911,794         981,341      1,196,833       1,326,829
Units issued and transferred
   from other funding options....         282,325        346,319         104,048         202,311        158,834          57,772
Units redeemed and transferred to
   other funding options.........       (281,498)      (353,014)       (169,725)       (271,858)      (297,297)       (187,768)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,501,953      1,501,126         846,117         911,794      1,058,370       1,196,833
                                   ==============  =============  ==============  ==============  =============  ==============


                                                BHFTI                    BHFTI CLEARBRIDGE                    BHFTI
                                     CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       2,586,391       3,011,290     46,262,111      54,839,983      38,426,954      42,566,089
Units issued and transferred
   from other funding options....         246,002         239,173      2,920,639       4,486,177       2,484,559       4,257,456
Units redeemed and transferred to
   other funding options.........       (522,580)       (664,072)   (10,318,521)    (13,064,049)     (8,167,046)     (8,396,591)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       2,309,813       2,586,391     38,864,229      46,262,111      32,744,467      38,426,954
                                   ==============  ==============  =============  ==============  ==============  ==============

                                           BHFTI INVESCO                      BHFTI                     BHFTI JPMORGAN
                                     BALANCED-RISK ALLOCATION       INVESCO SMALL CAP GROWTH       GLOBAL ACTIVE ALLOCATION
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       5,087,606      4,193,200      3,217,105       3,632,938      3,883,931       4,223,944
Units issued and transferred
   from other funding options....         514,010      2,138,210        156,889         329,745        660,530         668,429
Units redeemed and transferred to
   other funding options.........     (1,458,400)    (1,243,804)      (693,823)       (745,578)      (910,778)     (1,008,442)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       4,143,216      5,087,606      2,680,171       3,217,105      3,633,683       3,883,931
                                   ==============  =============  =============  ==============  =============  ==============




                                               BHFTI                       BHFTI METLIFE                      BHFTI
                                   LOOMIS SAYLES GLOBAL MARKETS      MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                       2017            2016            2017            2016            2017           2016
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........        491,198         532,833         328,904         430,933      28,936,781     31,870,645
Units issued and transferred
   from other funding options....         54,650          70,791          38,622          76,002       1,103,656      2,259,062
Units redeemed and transferred to
   other funding options.........      (130,828)       (112,426)        (45,927)       (178,031)     (5,740,256)    (5,192,926)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................        415,020         491,198         321,599         328,904      24,300,181     28,936,781
                                   =============  ==============  ==============  ==============  ==============  =============




          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      BHFTI MORGAN STANLEY                  BHFTI                      BHFTI PANAGORA
                                         MID CAP GROWTH           OPPENHEIMER GLOBAL EQUITY        GLOBAL DIVERSIFIED RISK
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  ----------------------------  ------------------------------
                                        2017          2016           2017           2016            2017            2016
                                   -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........      6,229,546      6,752,826        911,102        872,567       1,970,183         293,224
Units issued and transferred
   from other funding options....      1,041,867        865,745         94,803        178,788         195,265       2,117,086
Units redeemed and transferred to
   other funding options.........    (1,870,034)    (1,389,025)      (285,144)      (140,253)       (854,431)       (440,127)
                                   -------------  -------------  -------------  -------------  --------------  --------------
Units end of year................      5,401,379      6,229,546        720,761        911,102       1,311,017       1,970,183
                                   =============  =============  =============  =============  ==============  ==============


                                            BHFTI PIMCO                                                      BHFTI
                                     INFLATION PROTECTED BOND        BHFTI PIMCO TOTAL RETURN      PYRAMIS GOVERNMENT INCOME
                                            SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                       2017            2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      2,829,259       3,177,227      92,864,031    105,923,533        224,765        307,368
Units issued and transferred
   from other funding options....        393,569         316,072       8,766,918      6,650,776         11,090        139,466
Units redeemed and transferred to
   other funding options.........      (640,552)       (664,040)    (15,128,378)   (19,710,278)       (72,861)      (222,069)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      2,582,276       2,829,259      86,502,571     92,864,031        162,994        224,765
                                   =============  ==============  ==============  =============  =============  =============

                                          BHFTI SCHRODERS                    BHFTI                       BHFTI SSGA
                                       GLOBAL MULTI-ASSET II     SCHRODERS GLOBAL MULTI-ASSET       GROWTH AND INCOME ETF
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                        2017           2016           2017           2016            2017           2016
                                   -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year..........        190,764        207,311      2,673,147      2,639,201       3,714,573      4,138,678
Units issued and transferred
   from other funding options....         23,701         42,047        110,662        528,242          95,601        171,831
Units redeemed and transferred to
   other funding options.........       (57,902)       (58,594)      (710,586)      (494,296)       (723,668)      (595,936)
                                   -------------  -------------  -------------  -------------   -------------  -------------
Units end of year................        156,563        190,764      2,073,223      2,673,147       3,086,506      3,714,573
                                   =============  =============  =============  =============   =============  =============


                                                                      BHFTI T. ROWE PRICE              BHFTI VICTORY
                                       BHFTI SSGA GROWTH ETF            MID CAP GROWTH            SYCAMORE MID CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,885,442      3,158,936     38,550,602     43,791,124     13,900,520     16,016,570
Units issued and transferred
   from other funding options....        174,073        208,450      2,352,651      3,828,493        825,890      1,151,554
Units redeemed and transferred to
   other funding options.........      (464,854)      (481,944)    (8,288,136)    (9,069,015)    (2,675,988)    (3,267,604)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,594,661      2,885,442     32,615,117     38,550,602     12,050,422     13,900,520
                                   =============  =============  =============  =============  =============  =============

                                          BHFTII BAILLIE                     BHFTII                     BHFTII BLACKROCK
                                    GIFFORD INTERNATIONAL STOCK       BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016           2017            2016            2017            2016
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     24,386,630      27,742,965     12,121,638      13,462,692      12,540,493      13,808,625
Units issued and transferred
   from other funding options....        866,171       1,718,140      1,825,642       1,018,101         582,377         735,346
Units redeemed and transferred to
   other funding options.........    (5,060,893)     (5,074,475)    (2,254,157)     (2,359,155)     (2,148,283)     (2,003,478)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     20,191,908      24,386,630     11,693,123      12,121,638      10,974,587      12,540,493
                                   =============  ==============  =============  ==============  ==============  ==============


                                         BHFTII BLACKROCK                BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ULTRA-SHORT TERM BOND             ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                            SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      14,679,482      17,226,292       3,775,874       4,238,251       7,393,613       8,308,559
Units issued and transferred
   from other funding options....       3,165,298       2,719,230         160,096         380,362         235,434         447,936
Units redeemed and transferred to
   other funding options.........     (4,681,453)     (5,266,040)       (595,506)       (842,739)     (1,417,027)     (1,362,882)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      13,163,327      14,679,482       3,340,464       3,775,874       6,212,020       7,393,613
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                        ASSET ALLOCATION 60            ASSET ALLOCATION 80               MID CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2017            2016           2017            2016            2017           2016
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     25,823,624      29,181,489     36,108,562      39,963,794     18,907,688      21,551,878
Units issued and transferred
   from other funding options....        797,555       1,245,058      1,521,626       2,263,663        891,321         948,665
Units redeemed and transferred to
   other funding options.........    (3,962,462)     (4,602,923)    (5,637,829)     (6,118,895)    (3,162,826)     (3,592,855)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     22,658,717      25,823,624     31,992,359      36,108,562     16,636,183      18,907,688
                                   =============  ==============  =============  ==============  =============  ==============




                                                                             BHFTII
                                        BHFTII BRIGHTHOUSE/          BRIGHTHOUSE/WELLINGTON                  BHFTII
                                        WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES        FRONTIER MID CAP GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017            2016           2017            2016            2017            2016
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........         163,665        134,747      39,390,385      45,734,551         145,604         162,702
Units issued and transferred
   from other funding options....          34,394         62,158       1,161,394       1,442,650          10,387          21,314
Units redeemed and transferred to
   other funding options.........        (38,468)       (33,240)     (6,248,717)     (7,786,816)        (33,754)        (38,412)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................         159,591        163,665      34,303,062      39,390,385         122,237         145,604
                                   ==============  =============  ==============  ==============  ==============  ==============




          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                              BHFTII                   BHFTII LOOMIS SAYLES
                                       BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE          SMALL CAP GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      20,055,574      22,075,873     11,536,783      13,142,049      11,235,020      12,924,156
Units issued and transferred
   from other funding options....       1,749,710       3,913,357        476,038         461,493         303,069       1,119,808
Units redeemed and transferred to
   other funding options.........     (5,496,596)     (5,933,656)    (2,006,942)     (2,066,759)     (2,413,108)     (2,808,944)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      16,308,688      20,055,574     10,005,879      11,536,783       9,124,981      11,235,020
                                   ==============  ==============  =============  ==============  ==============  ==============


                                              BHFTII                        BHFTII                        BHFTII
                                   METLIFE AGGREGATE BOND INDEX   METLIFE MID CAP STOCK INDEX     METLIFE MSCI EAFE INDEX
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                    -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      27,866,965     29,634,168     13,747,826     14,931,760     23,674,525     25,735,466
Units issued and transferred
   from other funding options....       3,335,599      5,477,959      1,466,715      1,629,000      1,388,071      2,454,512
Units redeemed and transferred to
   other funding options.........     (5,999,543)    (7,245,162)    (3,018,146)    (2,812,934)    (4,014,308)    (4,515,453)
                                    -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      25,203,021     27,866,965     12,196,395     13,747,826     21,048,288     23,674,525
                                    =============  =============  =============  =============  =============  =============

                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX     BHFTII METLIFE STOCK INDEX       BHFTII MFS TOTAL RETURN
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016            2017           2016            2017           2016
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........      12,703,540      13,681,999       9,214,312     10,221,981       4,690,976      5,092,815
Units issued and transferred
   from other funding options....       1,248,810       1,601,956       1,145,417        995,884         267,783        567,131
Units redeemed and transferred to
   other funding options.........     (2,564,102)     (2,580,415)     (2,068,367)    (2,003,553)       (791,297)      (968,970)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................      11,388,248      12,703,540       8,291,362      9,214,312       4,167,462      4,690,976
                                   ==============  ==============  ==============  =============  ==============  =============


                                                                                                          BHFTII
                                        BHFTII MFS VALUE II            BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     17,924,085     21,373,396     33,094,397     36,537,619     28,635,237     32,335,434
Units issued and transferred
   from other funding options....      2,139,613      2,095,028      2,946,026      3,518,914        739,483      1,108,097
Units redeemed and transferred to
   other funding options.........    (3,966,565)    (5,544,339)    (6,249,056)    (6,962,136)    (4,532,728)    (4,808,294)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     16,097,133     17,924,085     29,791,367     33,094,397     24,841,992     28,635,237
                                   =============  =============  =============  =============  =============  =============

                                                                                                            BHFTII
                                       BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE         WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH               SMALL CAP GROWTH         STRATEGIC BOND OPPORTUNITIES
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........     23,711,092      25,756,209       7,998,685      8,514,997     40,684,432      26,049,445
Units issued and transferred
   from other funding options....      1,835,834       3,865,381         847,189      1,486,651      2,415,535      21,576,217
Units redeemed and transferred to
   other funding options.........    (5,936,928)     (5,910,498)     (1,846,960)    (2,002,963)    (6,748,462)     (6,941,230)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................     19,609,998      23,711,092       6,998,914      7,998,685     36,351,505      40,684,432
                                   =============  ==============  ==============  =============  =============  ==============



                                       BHFTII WESTERN ASSET
                                    MANAGEMENT U.S. GOVERNMENT
                                            SUBACCOUNT
                                   -----------------------------
                                       2017            2016
                                   -------------  --------------

Units beginning of year..........     26,401,824      29,385,310
Units issued and transferred
   from other funding options....      2,607,854       2,370,421
Units redeemed and transferred to
   other funding options.........    (5,447,909)     (5,353,907)
                                   -------------  --------------
Units end of year................     23,561,769      26,401,824
                                   =============  ==============


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2017:

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  American Funds Bond             2017     1,448,112    14.85 - 18.46      26,077,860
     Subaccount                   2016     1,583,928    14.68 - 18.05      27,903,008
                                  2015     1,799,791    14.62 - 17.79      31,237,104
                                  2014     2,054,115    14.94 - 17.99      36,076,315
                                  2013     2,325,977    14.54 - 17.33      39,394,102

  American Funds Global Small     2017    21,436,281      3.70 - 4.55      95,255,129
     Capitalization Subaccount    2016    25,275,009      3.01 - 3.66      90,532,040
                                  2015    28,194,373      3.02 - 3.64     100,294,411
                                  2014    32,159,842      3.09 - 3.68     115,675,747
                                  2013    37,330,513      3.10 - 3.65     133,338,396

  American Funds Growth           2017     9,373,933     6.25 - 34.03     307,153,648
     Subaccount                   2016    11,105,193    19.04 - 26.90     287,740,484
                                  2015    12,820,721     5.04 - 24.92     307,490,605
                                  2014    15,076,987     5.02 - 23.64     342,821,576
                                  2013    18,042,900    16.14 - 22.10     382,996,019

  American Funds                  2017     8,886,883    15.67 - 22.37     190,452,067
     Growth-Income Subaccount     2016    10,299,442    13.12 - 18.53     182,982,079
                                  2015    11,701,397    12.06 - 16.85     189,038,388
                                  2014    13,498,190    12.18 - 16.85     217,950,996
                                  2013    16,134,770    11.28 - 15.44     238,636,393

  BHFTI AB Global Dynamic         2017       292,251    13.55 - 14.15       4,107,222
     Allocation Subaccount        2016       339,866    12.04 - 12.60       4,255,229
                                  2015       363,522    11.85 - 12.30       4,442,798
                                  2014       344,386    12.02 - 12.37       4,238,825
                                  2013       340,220    11.41 - 11.66       3,949,619

  BHFTI Allianz Global            2017       310,223      1.16 - 1.17         363,118
     Investors Dynamic            2016       294,331      1.02 - 1.03         302,048
     Multi-Asset Plus Subaccount  2015       307,914      1.01 - 1.02         313,829
     (Commenced 4/28/2014)        2014        94,142             1.04          98,051

  BHFTI American Funds            2017     9,839,092     1.59 - 16.05     155,420,951
     Balanced Allocation          2016    11,350,612     1.38 - 13.89     156,218,897
     Subaccount                   2015    12,313,704    12.16 - 13.04     159,128,547
                                  2014    13,651,619    12.50 - 13.28     179,851,168
                                  2013    14,440,158    12.04 - 12.67     181,618,195

  BHFTI American Funds Growth     2017    21,228,512     1.67 - 16.89     355,336,811
     Allocation Subaccount        2016    22,758,256    13.02 - 14.08     317,698,345
                                  2015    24,572,520    12.29 - 13.07     318,621,059
                                  2014    25,618,554    12.63 - 13.32     338,829,244
                                  2013    26,207,533    12.03 - 12.67     329,912,452

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  American Funds Bond             2017      1.85         1.15 - 2.20          1.16 - 2.23
     Subaccount                   2016      1.62         1.15 - 2.20          0.45 - 1.51
                                  2015      1.59         1.15 - 2.20      (2.15) - (1.12)
                                  2014      1.87         1.40 - 2.45          2.73 - 3.81
                                  2013      1.71         1.40 - 2.45      (4.53) - (3.52)

  American Funds Global Small     2017      0.43         1.15 - 2.20        22.86 - 24.21
     Capitalization Subaccount    2016      0.24         1.15 - 2.20        (0.37) - 0.73
                                  2015        --         1.15 - 2.20      (2.16) - (1.08)
                                  2014      0.12         1.35 - 2.45        (0.35) - 0.75
                                  2013      0.87         1.35 - 2.45        25.18 - 26.56

  American Funds Growth           2017      0.49         1.15 - 2.20        20.57 - 26.58
     Subaccount                   2016      0.75         1.15 - 2.20          6.84 - 8.02
                                  2015      0.57         1.15 - 2.20          0.40 - 5.43
                                  2014      0.75         1.35 - 2.45          1.96 - 7.05
                                  2013      0.91         1.35 - 2.45        26.95 - 28.36

  American Funds                  2017      1.34         1.15 - 2.20        19.43 - 20.75
     Growth-Income Subaccount     2016      1.44         1.15 - 2.20         8.82 - 10.03
                                  2015      1.26         1.15 - 2.20        (1.00) - 0.09
                                  2014      1.23         1.35 - 2.45          7.96 - 9.15
                                  2013      1.32         1.35 - 2.45        30.27 - 31.71

  BHFTI AB Global Dynamic         2017      1.47         1.15 - 1.80        11.60 - 12.32
     Allocation Subaccount        2016      1.57         1.15 - 1.95          1.60 - 2.41
                                  2015      3.14         1.15 - 1.95      (1.36) - (0.57)
                                  2014      1.87         1.15 - 1.95          5.28 - 6.12
                                  2013      1.09         1.15 - 1.95          9.00 - 9.88

  BHFTI Allianz Global            2017      1.45         1.15 - 1.60        13.66 - 14.17
     Investors Dynamic            2016      0.05         1.15 - 1.60          0.38 - 0.83
     Multi-Asset Plus Subaccount  2015      1.22         1.15 - 1.60      (2.56) - (2.12)
     (Commenced 4/28/2014)        2014      0.40         1.15 - 1.35          4.40 - 4.55

  BHFTI American Funds            2017      1.49         1.15 - 2.05        14.49 - 15.52
     Balanced Allocation          2016      1.61         1.15 - 2.05          5.62 - 6.58
     Subaccount                   2015      1.40         1.15 - 2.05      (2.72) - (1.84)
                                  2014      1.27         1.15 - 2.05          3.90 - 4.84
                                  2013      1.36         1.15 - 2.05        16.13 - 17.18

  BHFTI American Funds Growth     2017      1.25         1.15 - 1.95        19.01 - 19.96
     Allocation Subaccount        2016      1.32         1.15 - 2.05          6.75 - 7.71
                                  2015      1.31         1.15 - 2.05      (2.67) - (1.89)
                                  2014      1.04         1.15 - 1.95          4.33 - 5.17
                                  2013      1.01         1.15 - 2.05        22.57 - 23.68

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds               2017     7,636,740    13.98 - 15.11     114,437,744
     Moderate Allocation             2016     8,654,853    12.62 - 13.53     116,221,978
     Subaccount                      2015     9,654,055    12.03 - 12.79     122,657,953
                                     2014    10,743,062    12.35 - 13.03     139,175,091
                                     2013    11,404,147    11.87 - 12.43     140,991,815

  BHFTI AQR Global Risk              2017       562,339    10.64 - 11.92       6,661,455
     Balanced Subaccount             2016       694,683    10.49 - 10.98       7,584,671
                                     2015       789,827     9.81 - 10.19       8,013,998
                                     2014     1,109,941    11.07 - 11.40      12,605,187
                                     2013     1,011,287    10.78 - 11.09      11,175,438

  BHFTI BlackRock Global             2017       524,193    12.87 - 13.48       7,020,428
     Tactical Strategies             2016       614,001    11.34 - 12.04       7,344,831
     Subaccount                      2015       685,840    11.23 - 11.66       7,948,746
                                     2014       727,216    11.36 - 11.81       8,539,602
                                     2013       714,637    10.96 - 11.28       8,021,650

  BHFTI Brighthouse Asset            2017     1,196,554    18.63 - 20.62      24,373,097
     Allocation 100 Subaccount       2016     1,333,471    15.01 - 16.96      22,352,058
                                     2015     1,602,470    14.46 - 15.75      24,955,510
                                     2014     1,763,916    14.68 - 16.25      28,342,417
                                     2013     2,094,855    14.28 - 15.65      32,390,256

  BHFTI Brighthouse Balanced         2017     1,501,953    14.60 - 15.30      22,736,422
     Plus Subaccount                 2016     1,501,126    12.50 - 13.08      19,452,040
                                     2015     1,507,821    11.76 - 12.21      18,270,651
                                     2014     1,622,023    12.50 - 12.88      20,771,779
                                     2013     1,283,328    11.63 - 11.88      15,182,172

  BHFTI Brighthouse/Franklin         2017       846,117     9.69 - 10.12       8,488,057
     Low Duration Total Return       2016       911,794     9.60 - 10.10       9,144,097
     Subaccount                      2015       981,341      9.61 - 9.91       9,666,742
                                     2014     1,000,480     9.76 - 10.09      10,040,845
                                     2013     1,070,341     9.86 - 10.10      10,762,551

  BHFTI                              2017     1,058,370    10.80 - 15.00      15,291,513
     Brighthouse/Wellington Large    2016     1,196,833     9.05 - 12.44      14,302,701
     Cap Research Subaccount         2015     1,326,829     8.53 - 11.62      14,815,754
                                     2014     1,632,849     8.34 - 11.25      17,639,903
                                     2013     1,682,265     7.28 - 10.03      16,194,897

  BHFTI Clarion Global Real          2017     2,309,813    18.18 - 20.56      46,788,192
     Estate Subaccount               2016     2,586,391    16.65 - 18.78      47,891,850
                                     2015     3,011,290    16.66 - 18.83      55,937,426
                                     2014     3,481,040    17.27 - 19.32      66,325,358
                                     2013     3,977,435    15.59 - 17.26      67,667,220

  BHFTI ClearBridge                  2017    38,864,229      1.14 - 1.78      62,679,865
     Aggressive Growth               2016    46,262,111      0.98 - 1.52      64,062,358
     Subaccount                      2015    54,839,983      0.97 - 1.50      75,223,591
                                     2014    60,219,466      1.03 - 1.58      86,973,052
                                     2013    28,755,511      0.87 - 1.34      33,957,658



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI American Funds               2017      1.78         1.15 - 1.95         10.79 - 11.68
     Moderate Allocation             2016      1.91         1.15 - 1.95           4.95 - 5.79
     Subaccount                      2015      1.49         1.15 - 1.95       (2.64) - (1.86)
                                     2014      1.45         1.15 - 1.95           4.05 - 4.88
                                     2013      1.64         1.15 - 1.95         11.33 - 12.22

  BHFTI AQR Global Risk              2017      1.67         1.15 - 1.85           7.80 - 8.55
     Balanced Subaccount             2016        --         1.15 - 1.95           6.86 - 7.72
                                     2015      5.58         1.15 - 1.95     (11.32) - (10.61)
                                     2014        --         1.15 - 1.95           1.99 - 2.81
                                     2013      2.08         1.15 - 2.20       (5.49) - (4.50)

  BHFTI BlackRock Global             2017      0.68         1.15 - 1.85         11.24 - 12.02
     Tactical Strategies             2016      1.46         1.15 - 2.20           2.16 - 3.24
     Subaccount                      2015      1.54         1.15 - 2.20       (2.04) - (1.25)
                                     2014      1.06         1.15 - 2.20           3.61 - 4.70
                                     2013      1.39         1.15 - 2.20           7.91 - 9.05

  BHFTI Brighthouse Asset            2017      1.23         1.15 - 1.95         20.57 - 21.53
     Allocation 100 Subaccount       2016      2.33         1.15 - 2.20           6.61 - 7.73
                                     2015      1.28         1.15 - 1.95       (3.90) - (3.13)
                                     2014      0.74         1.15 - 2.20           2.80 - 3.89
                                     2013      0.73         1.15 - 2.20         26.69 - 28.03

  BHFTI Brighthouse Balanced         2017      1.51         1.15 - 1.85         16.17 - 16.98
     Plus Subaccount                 2016      2.73         1.15 - 1.95           6.27 - 7.13
                                     2015      2.19         1.15 - 1.95       (5.94) - (5.18)
                                     2014      1.58         1.15 - 1.95           7.53 - 8.39
                                     2013      0.83         1.15 - 1.95         12.15 - 13.05

  BHFTI Brighthouse/Franklin         2017      1.44         1.15 - 1.80         (0.47) - 0.18
     Low Duration Total Return       2016      3.01         1.15 - 2.05           1.04 - 1.95
     Subaccount                      2015      3.06         1.15 - 1.80       (2.40) - (1.76)
                                     2014      2.05         1.15 - 2.05       (0.99) - (0.10)
                                     2013      0.94         1.15 - 2.05         (0.89) - 0.00

  BHFTI                              2017      0.88         1.15 - 2.10         19.41 - 20.55
     Brighthouse/Wellington Large    2016      2.19         1.15 - 2.10           6.03 - 7.04
     Cap Research Subaccount         2015      0.71         1.15 - 2.10           2.32 - 3.30
                                     2014      0.72         1.07 - 2.02         11.15 - 12.21
                                     2013      1.26         1.15 - 2.20         31.36 - 32.75

  BHFTI Clarion Global Real          2017      3.45         1.15 - 2.05           8.50 - 9.48
     Estate Subaccount               2016      2.08         1.15 - 2.10       (1.22) - (0.28)
                                     2015      3.78         1.15 - 2.20       (3.55) - (2.53)
                                     2014      1.61         1.15 - 2.20         10.80 - 11.97
                                     2013      6.91         1.15 - 2.20           1.29 - 2.36

  BHFTI ClearBridge                  2017      0.75         1.15 - 2.10         16.01 - 17.19
     Aggressive Growth               2016      0.44         1.15 - 2.20           0.45 - 1.66
     Subaccount                      2015      0.25         1.15 - 2.20       (6.13) - (5.08)
                                     2014      0.09         1.15 - 2.20         16.31 - 17.58
                                     2013      0.27         1.15 - 2.20         42.44 - 44.18



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI Harris Oakmark               2017    32,744,467       2.99 - 3.51     111,546,523
     International Subaccount        2016    38,426,954       2.28 - 2.72     101,558,483
                                     2015    42,566,089       2.16 - 2.54     105,245,535
                                     2014    45,417,654       2.31 - 2.69     119,014,081
                                     2013    49,947,770       2.51 - 2.89     140,495,093

  BHFTI Invesco Balanced-Risk        2017     4,143,216       1.21 - 1.25       5,174,185
     Allocation Subaccount           2016     5,087,606       1.11 - 1.15       5,845,015
                                     2015     4,193,200       1.01 - 1.04       4,365,634
                                     2014     5,340,435       1.08 - 1.10       5,871,839
                                     2013     5,179,224       1.04 - 1.06       5,459,889

  BHFTI Invesco Small Cap            2017     2,680,171       3.15 - 3.65       9,585,645
     Growth Subaccount               2016     3,217,105       2.57 - 2.94       9,270,535
                                     2015     3,632,938       2.35 - 2.67       9,509,330
                                     2014     4,346,144       2.44 - 2.75      11,715,000
                                     2013     5,067,816       2.31 - 2.58      12,796,786

  BHFTI JPMorgan Global              2017     3,633,683       1.37 - 1.43       5,162,247
     Active Allocation Subaccount    2016     3,883,931       1.19 - 1.24       4,783,661
                                     2015     4,223,944       1.18 - 1.22       5,120,603
                                     2014     3,725,346       1.19 - 1.22       4,530,802
                                     2013     3,454,086       1.14 - 1.15       3,975,793

  BHFTI Loomis Sayles Global         2017       415,020      1.83 - 18.71       7,240,416
     Markets Subaccount              2016       491,198      1.51 - 15.39       7,083,886
     (Commenced 4/29/2013)           2015       532,833      1.46 - 14.86       7,123,043
                                     2014       584,314      1.47 - 14.85       7,804,547
                                     2013       612,874     13.67 - 14.52       8,800,808

  BHFTI MetLife Multi-Index          2017       321,599     13.58 - 14.07       4,494,812
     Targeted Risk Subaccount        2016       328,904     11.97 - 12.32       4,029,157
     (Commenced 4/29/2013)           2015       430,933     11.70 - 11.94       5,127,702
                                     2014       233,841     12.06 - 12.23       2,855,092
                                     2013        51,281     11.24 - 11.32         579,432

  BHFTI MFS Research                 2017    24,300,181       1.70 - 2.00      47,795,427
     International Subaccount        2016    28,936,781       1.32 - 1.58      44,975,903
                                     2015    31,870,645       1.36 - 1.61      50,561,126
                                     2014    35,082,889       1.42 - 1.66      57,350,296
                                     2013    38,428,828       1.56 - 1.81      68,276,242

  BHFTI Morgan Stanley Mid           2017     5,401,379       2.06 - 2.48      13,076,853
     Cap Growth Subaccount           2016     6,229,546       1.46 - 1.79      10,900,288
                                     2015     6,752,826       1.63 - 1.98      13,063,319
                                     2014     7,475,690       1.75 - 2.11      15,403,174
                                     2013     8,415,324       1.77 - 2.11      17,352,268

  BHFTI Oppenheimer Global           2017       720,761     30.37 - 36.63      25,873,858
     Equity Subaccount               2016       911,102     22.00 - 27.10      24,203,904
                                     2015       872,567     22.44 - 27.35      23,400,267
                                     2014       966,620     22.07 - 26.62      25,199,517
                                     2013     1,083,733     22.09 - 26.36      27,920,840



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Harris Oakmark               2017      1.64         1.15 - 2.05        27.79 - 29.04
     International Subaccount        2016      2.14         1.15 - 2.20          5.82 - 7.07
                                     2015      3.01         1.15 - 2.20      (6.60) - (5.55)
                                     2014      2.45         1.15 - 2.20      (7.84) - (6.74)
                                     2013      2.55         1.15 - 2.20        27.65 - 29.15

  BHFTI Invesco Balanced-Risk        2017      3.62         1.15 - 1.80          8.04 - 8.75
     Allocation Subaccount           2016      0.15         1.15 - 1.95         9.56 - 10.44
                                     2015      2.71         1.15 - 1.95      (6.06) - (5.30)
                                     2014        --         1.15 - 1.95          3.54 - 4.37
                                     2013        --         1.15 - 1.95        (0.11) - 0.70

  BHFTI Invesco Small Cap            2017        --         1.15 - 2.05        22.80 - 23.90
     Growth Subaccount               2016        --         1.15 - 2.05         9.17 - 10.16
                                     2015        --         1.15 - 2.05      (3.70) - (2.83)
                                     2014        --         1.15 - 2.05          5.72 - 6.68
                                     2013      0.22         1.15 - 2.05        37.33 - 38.57

  BHFTI JPMorgan Global              2017      2.51         1.15 - 1.85        14.52 - 15.33
     Active Allocation Subaccount    2016      2.12         1.15 - 1.95          0.92 - 1.73
                                     2015      2.76         1.15 - 1.95      (1.05) - (0.26)
                                     2014      1.12         1.15 - 1.95          4.91 - 5.75
                                     2013      0.09         1.15 - 1.95          8.84 - 9.72

  BHFTI Loomis Sayles Global         2017      1.37         1.15 - 1.95        20.60 - 21.57
     Markets Subaccount              2016      1.65         1.15 - 2.20          2.50 - 3.58
     (Commenced 4/29/2013)           2015      1.57         1.15 - 1.95        (0.73) - 0.07
                                     2014      2.18         1.15 - 2.20          1.22 - 2.28
                                     2013        --         1.15 - 2.20         9.95 - 10.74

  BHFTI MetLife Multi-Index          2017      1.47         1.15 - 1.85        13.43 - 14.23
     Targeted Risk Subaccount        2016      1.23         1.15 - 1.85          2.45 - 3.17
     (Commenced 4/29/2013)           2015      1.14         1.15 - 1.80      (2.97) - (2.34)
                                     2014        --         1.15 - 1.80          7.31 - 8.01
                                     2013      0.44         1.15 - 1.80          4.28 - 4.74

  BHFTI MFS Research                 2017      1.74         1.15 - 2.05        25.56 - 26.69
     International Subaccount        2016      2.00         1.15 - 2.20      (3.03) - (2.01)
                                     2015      2.70         1.15 - 2.20      (3.91) - (2.90)
                                     2014      2.24         1.15 - 2.20      (8.97) - (8.01)
                                     2013      2.58         1.15 - 2.20        16.66 - 17.89

  BHFTI Morgan Stanley Mid           2017      0.15         1.15 - 2.05        37.08 - 38.32
     Cap Growth Subaccount           2016        --         1.15 - 2.20     (10.45) - (9.51)
                                     2015        --         1.15 - 2.20      (7.09) - (6.11)
                                     2014        --         1.15 - 2.20      (1.18) - (0.14)
                                     2013      0.64         1.15 - 2.20        36.00 - 37.43

  BHFTI Oppenheimer Global           2017      0.89         1.15 - 2.05        33.97 - 35.18
     Equity Subaccount               2016      0.93         1.15 - 2.20      (1.95) - (0.92)
                                     2015      0.94         1.15 - 2.20          1.67 - 2.75
                                     2014      0.84         1.05 - 2.10        (0.08) - 0.97
                                     2013      1.61         1.15 - 2.20        24.35 - 25.66



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI PanAgora Global           2017     1,311,017       1.16 - 1.19       1,549,000
     Diversified Risk Subaccount  2016     1,970,183       1.04 - 1.06       2,093,110
     (Commenced 4/28/2014)        2015       293,224              0.97         284,111
                                  2014        14,262              1.04          14,785

  BHFTI PIMCO Inflation           2017     2,582,276     13.53 - 15.44      39,175,553
     Protected Bond Subaccount    2016     2,829,259     13.26 - 15.09      41,977,421
                                  2015     3,177,227     12.73 - 14.54      45,457,474
                                  2014     3,727,827     13.43 - 15.18      55,660,905
                                  2013     4,389,955     13.35 - 14.93      64,470,336

  BHFTI PIMCO Total Return        2017    86,502,571       1.63 - 1.91     162,346,191
     Subaccount                   2016    92,864,031       1.57 - 1.85     168,834,685
                                  2015   105,923,533       1.56 - 1.83     190,048,473
                                  2014   122,757,729       1.60 - 1.85     222,814,774
                                  2013   143,046,103       1.57 - 1.79     252,169,121

  BHFTI Pyramis Government        2017       162,994     10.61 - 11.12       1,799,917
     Income Subaccount            2016       224,765     10.48 - 10.96       2,449,387
                                  2015       307,368     10.54 - 10.95       3,339,146
                                  2014       165,422     10.70 - 11.02       1,808,773
                                  2013       137,416     10.15 - 10.37       1,416,691

  BHFTI Schroders Global          2017       156,563     13.01 - 13.44       2,095,628
     Multi-Asset II Subaccount    2016       190,764     11.38 - 11.67       2,220,239
     (Commenced 4/29/2013)        2015       207,311     11.10 - 11.29       2,335,480
                                  2014        87,934     11.44 - 11.57       1,015,117
                                  2013        41,171     10.74 - 10.77         443,128

  BHFTI Schroders Global          2017     2,073,223       1.38 - 1.43       2,961,086
     Multi-Asset Subaccount       2016     2,673,147       1.22 - 1.27       3,382,168
                                  2015     2,639,201       1.18 - 1.22       3,196,224
                                  2014     2,803,157       1.21 - 1.24       3,468,177
                                  2013     2,274,941       1.15 - 1.16       2,644,387

  BHFTI SSGA Growth and           2017     3,086,506     16.21 - 17.88      54,619,704
     Income ETF Subaccount        2016     3,714,573     14.27 - 15.61      57,448,848
                                  2015     4,138,678     13.75 - 14.93      61,256,022
                                  2014     4,444,850     14.31 - 15.41      67,926,805
                                  2013     4,805,421     13.79 - 14.73      70,251,765

  BHFTI SSGA Growth ETF           2017     2,594,661     16.70 - 18.42      47,420,514
     Subaccount                   2016     2,885,442     14.07 - 15.57      44,547,036
                                  2015     3,158,936     13.58 - 14.74      46,182,726
                                  2014     3,400,264     14.04 - 15.26      51,467,013
                                  2013     3,533,099     13.60 - 14.65      51,363,420

  BHFTI T. Rowe Price Mid Cap     2017    32,615,117       2.07 - 2.41      77,080,310
     Growth Subaccount            2016    38,550,602       1.66 - 1.96      73,965,658
                                  2015    43,791,124       1.59 - 1.86      80,078,060
                                  2014    49,399,451       1.53 - 1.77      85,709,579
                                  2013    55,061,813       1.38 - 1.58      85,764,588



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI PanAgora Global           2017        --         1.15 - 1.85         10.54 - 11.31
     Diversified Risk Subaccount  2016      3.27         1.15 - 1.85           9.09 - 9.85
     (Commenced 4/28/2014)        2015      0.29         1.15 - 1.35       (6.74) - (6.56)
                                  2014      0.26                1.25                  3.68

  BHFTI PIMCO Inflation           2017      1.56         1.15 - 2.05           1.37 - 2.29
     Protected Bond Subaccount    2016        --         1.15 - 2.10           2.80 - 3.78
                                  2015      4.91         1.15 - 2.20       (5.22) - (4.22)
                                  2014      1.54         1.15 - 2.20           0.65 - 1.72
                                  2013      2.27         1.15 - 2.20     (11.25) - (10.31)

  BHFTI PIMCO Total Return        2017      1.75         1.15 - 2.10           2.33 - 3.31
     Subaccount                   2016      2.55         1.15 - 2.20           0.38 - 1.44
                                  2015      5.27         1.15 - 2.20       (2.17) - (1.14)
                                  2014      2.36         1.15 - 2.20           1.92 - 3.00
                                  2013      4.23         1.15 - 2.20       (4.05) - (3.04)

  BHFTI Pyramis Government        2017      2.19         1.15 - 1.85           0.72 - 1.43
     Income Subaccount            2016      2.05         1.15 - 1.95         (0.64) - 0.16
                                  2015      1.91         1.15 - 1.95       (1.51) - (0.72)
                                  2014      2.22         1.15 - 1.95           5.48 - 6.33
                                  2013      1.81         1.15 - 1.95       (6.36) - (5.61)

  BHFTI Schroders Global          2017      1.07         1.15 - 1.85         14.34 - 15.14
     Multi-Asset II Subaccount    2016      0.73         1.15 - 1.85           2.65 - 3.37
     (Commenced 4/29/2013)        2015      0.69         1.15 - 1.80       (3.01) - (2.38)
                                  2014        --         1.15 - 1.80           6.70 - 7.40
                                  2013      1.22         1.15 - 1.60           5.12 - 5.43

  BHFTI Schroders Global          2017      0.77         1.15 - 1.80         12.26 - 12.99
     Multi-Asset Subaccount       2016      1.36         1.15 - 1.95           3.61 - 4.44
                                  2015      0.95         1.15 - 1.95       (2.79) - (2.01)
                                  2014      1.22         1.15 - 1.95           5.66 - 6.51
                                  2013      0.01         1.15 - 1.95           7.98 - 8.85

  BHFTI SSGA Growth and           2017      2.47         1.15 - 1.95         13.63 - 14.54
     Income ETF Subaccount        2016      2.36         1.15 - 1.95           3.74 - 4.57
                                  2015      2.29         1.15 - 1.95       (3.86) - (3.08)
                                  2014      2.22         1.15 - 1.95           3.77 - 4.60
                                  2013      2.50         1.15 - 1.95         10.75 - 11.64

  BHFTI SSGA Growth ETF           2017      2.11         1.15 - 1.95         17.33 - 18.27
     Subaccount                   2016      2.15         1.15 - 2.05           4.71 - 5.66
                                  2015      2.04         1.15 - 1.95       (4.20) - (3.43)
                                  2014      1.90         1.15 - 2.05           3.24 - 4.17
                                  2013      2.07         1.15 - 2.05         15.68 - 16.72

  BHFTI T. Rowe Price Mid Cap     2017        --         1.15 - 2.05         22.22 - 23.32
     Growth Subaccount            2016        --         1.15 - 2.20           3.90 - 5.00
                                  2015        --         1.15 - 2.20           4.35 - 5.45
                                  2014        --         1.15 - 2.20         10.32 - 11.49
                                  2013      0.21         1.15 - 2.20         33.61 - 35.02



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI Victory Sycamore Mid   2017    12,050,422      3.49 - 4.19      49,292,430
     Cap Value Subaccount      2016    13,900,520      3.26 - 3.87      52,599,617
                               2015    16,016,570      2.83 - 3.39      53,128,059
                               2014    17,872,501      3.18 - 3.77      65,871,436
                               2013    21,359,994      2.96 - 3.47      72,645,514

  BHFTII Baillie Gifford       2017    20,191,908      1.54 - 1.98      38,604,217
     International Stock       2016    24,386,630      1.15 - 1.49      34,962,106
     Subaccount                2015    27,742,965      1.13 - 1.43      38,235,379
                               2014    31,149,863      1.17 - 1.48      44,356,217
                               2013    34,523,112      1.19 - 1.54      51,433,878

  BHFTII BlackRock Bond        2017    11,693,123      5.04 - 6.86      76,114,473
     Income Subaccount         2016    12,121,638      4.95 - 6.68      76,990,690
                               2015    13,462,692      4.91 - 6.57      84,177,107
                               2014    14,885,595      4.99 - 6.62      93,750,166
                               2013    16,334,076      4.70 - 6.26      97,412,829

  BHFTII BlackRock Capital     2017    10,974,587      3.25 - 6.62      70,624,858
     Appreciation Subaccount   2016    12,540,493      2.46 - 5.01      61,053,549
                               2015    13,808,625      2.50 - 5.07      68,080,443
                               2014    15,897,586      2.39 - 4.83      74,762,622
                               2013    19,170,461      2.22 - 4.50      83,923,630

  BHFTII BlackRock             2017    13,163,327      1.76 - 2.32      29,175,449
     Ultra-Short Term Bond     2016    14,679,482      1.78 - 2.33      32,813,336
     Subaccount                2015    17,226,292      1.82 - 2.35      38,765,108
                               2014    19,586,167      1.71 - 2.39      44,665,731
                               2013    24,312,164      1.75 - 2.42      56,018,696

  BHFTII Brighthouse Asset     2017     3,340,464    14.20 - 15.72      51,733,623
     Allocation 20 Subaccount  2016     3,775,874    13.38 - 14.87      55,259,597
                               2015     4,238,251    13.21 - 14.39      60,016,928
                               2014     4,775,040    13.22 - 14.64      68,920,141
                               2013     5,660,242    12.94 - 14.18      79,132,085

  BHFTII Brighthouse Asset     2017     6,212,020    15.46 - 17.33     105,938,516
     Allocation 40 Subaccount  2016     7,393,613    14.26 - 15.84     115,389,966
                               2015     8,308,559    13.72 - 15.10     123,735,009
                               2014     9,854,354    14.16 - 15.44     150,208,135
                               2013    11,364,982    13.77 - 14.89     167,044,283

  BHFTII Brighthouse Asset     2017    22,658,717    16.97 - 18.78     419,376,606
     Allocation 60 Subaccount  2016    25,823,624    14.65 - 16.56     421,701,054
                               2015    29,181,489    13.98 - 15.64     450,175,674
                               2014    33,947,563    14.48 - 16.03     536,980,259
                               2013    38,014,221    14.09 - 15.43     579,666,964

  BHFTII Brighthouse Asset     2017    31,992,359    17.91 - 20.08     634,108,459
     Allocation 80 Subaccount  2016    36,108,562    15.34 - 17.04     607,345,164
                               2015    39,963,794    14.25 - 15.94     628,500,710
                               2014    43,837,426    14.82 - 16.40     709,612,314
                               2013    46,754,770    14.40 - 15.77     728,399,299



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI Victory Sycamore Mid   2017      0.92         1.15 - 2.10           7.21 - 8.23
     Cap Value Subaccount      2016      0.63         1.15 - 2.10         13.10 - 14.18
                               2015      0.46         1.15 - 2.20     (10.96) - (10.02)
                               2014      0.48         1.15 - 2.20           7.26 - 8.39
                               2013      0.73         1.15 - 2.20         27.47 - 28.82

  BHFTII Baillie Gifford       2017      1.08         1.15 - 2.10         32.12 - 33.38
     International Stock       2016      1.45         1.15 - 2.10           2.92 - 4.04
     Subaccount                2015      1.52         1.15 - 2.10       (4.18) - (3.27)
                               2014      1.30         1.15 - 2.10       (5.30) - (4.30)
                               2013      1.49         1.15 - 2.20         12.63 - 13.99

  BHFTII BlackRock Bond        2017      2.96         1.15 - 2.00           1.80 - 2.71
     Income Subaccount         2016      3.02         1.15 - 2.00           0.83 - 1.74
                               2015      3.67         1.15 - 2.00       (1.65) - (0.76)
                               2014      3.32         1.15 - 2.00           4.69 - 5.65
                               2013      3.89         1.15 - 2.05       (3.02) - (2.10)

  BHFTII BlackRock Capital     2017      0.05         1.15 - 2.10         30.96 - 32.21
     Appreciation Subaccount   2016        --         1.15 - 2.10       (2.17) - (1.20)
                               2015        --         1.15 - 2.10           3.86 - 4.89
                               2014      0.03         1.15 - 2.20           6.27 - 7.50
                               2013      0.75         1.15 - 2.20         30.99 - 32.51

  BHFTII BlackRock             2017      0.10         1.15 - 1.95       (1.30) - (0.46)
     Ultra-Short Term Bond     2016      0.01         1.15 - 1.95       (1.82) - (1.00)
     Subaccount                2015        --         1.15 - 1.95       (1.93) - (1.14)
                               2014        --         1.15 - 2.20       (2.18) - (1.14)
                               2013        --         1.15 - 2.20       (2.18) - (1.14)

  BHFTII Brighthouse Asset     2017      2.06         1.15 - 1.95           4.87 - 5.71
     Allocation 20 Subaccount  2016      3.21         1.15 - 2.05           2.41 - 3.33
                               2015      2.10         1.15 - 1.95       (2.51) - (1.72)
                               2014      3.97         1.15 - 2.20           2.20 - 3.28
                               2013      3.02         1.15 - 2.20           2.02 - 3.09

  BHFTII Brighthouse Asset     2017      2.00         1.15 - 2.05           8.40 - 9.38
     Allocation 40 Subaccount  2016      3.54         1.15 - 2.05           3.94 - 4.87
                               2015      0.28         1.15 - 2.05       (3.08) - (2.20)
                               2014      2.88         1.15 - 2.05           2.80 - 3.73
                               2013      2.52         1.15 - 2.05           8.67 - 9.66

  BHFTII Brighthouse Asset     2017      1.72         1.15 - 1.95         12.52 - 13.42
     Allocation 60 Subaccount  2016      3.15         1.15 - 2.20           4.77 - 5.88
                               2015      0.53         1.15 - 2.20       (3.42) - (2.40)
                               2014      2.08         1.15 - 2.20           2.76 - 3.85
                               2013      1.93         1.15 - 2.20         15.42 - 16.64

  BHFTII Brighthouse Asset     2017      1.55         1.15 - 2.05         16.75 - 17.80
     Allocation 80 Subaccount  2016      2.94         1.15 - 2.05           5.95 - 6.90
                               2015      0.33         1.15 - 2.20       (3.84) - (2.82)
                               2014      1.61         1.15 - 2.20           2.94 - 4.02
                               2013      1.45         1.15 - 2.20         21.61 - 22.89



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse/Artisan      2017    16,636,183      4.86 - 6.15      98,369,499
     Mid Cap Value Subaccount     2016    18,907,688      4.41 - 5.52     100,497,993
                                  2015    21,551,878      3.48 - 4.55      94,425,561
                                  2014    24,196,924      3.93 - 5.09     118,669,726
                                  2013    28,625,432      3.95 - 5.06     139,622,050

  BHFTII                          2017       159,591    61.21 - 76.30      11,778,334
     Brighthouse/Wellington       2016       163,665    48.79 - 67.20      10,593,965
     Balanced Subaccount          2015       134,747    50.30 - 63.69       8,194,678
                                  2014       143,973    46.69 - 62.98       8,642,661
                                  2013       165,341    43.28 - 57.77       9,114,958

  BHFTII                          2017    34,303,062      5.55 - 6.68     221,061,335
     Brighthouse/Wellington Core  2016    39,390,385      4.66 - 5.68     216,138,131
     Equity Opportunities         2015    45,734,551      4.21 - 5.36     237,055,645
     Subaccount                   2014    53,857,693      4.21 - 5.31     276,231,796
                                  2013    65,387,642      3.90 - 4.86     307,249,171

  BHFTII Frontier Mid Cap         2017       122,237    73.31 - 92.96      11,004,433
     Growth Subaccount            2016       145,604    58.13 - 75.26      10,585,331
                                  2015       162,702    56.43 - 72.40      11,299,529
                                  2014       193,362    53.93 - 71.38      13,173,590
                                  2013       227,192    49.72 - 65.12      14,115,648

  BHFTII Jennison Growth          2017    16,308,688      1.08 - 1.28      20,267,880
     Subaccount                   2016    20,055,574      0.80 - 0.95      18,435,535
                                  2015    22,075,873      0.82 - 0.96      20,604,963
                                  2014    24,233,615      0.76 - 0.88      20,690,541
                                  2013    28,011,321      0.70 - 0.81      22,243,582

  BHFTII Loomis Sayles Small      2017    10,005,879      6.23 - 7.87      76,150,387
     Cap Core Subaccount          2016    11,536,783      5.53 - 6.92      77,231,735
                                  2015    13,142,049      4.60 - 5.88      74,762,807
                                  2014    15,202,871      4.78 - 6.04      88,938,080
                                  2013    17,829,467      4.72 - 5.90     101,863,059

  BHFTII Loomis Sayles Small      2017     9,124,981      2.03 - 2.35      21,108,155
     Cap Growth Subaccount        2016    11,235,020      1.59 - 1.88      20,776,619
                                  2015    12,924,156      1.54 - 1.79      22,790,813
                                  2014    15,057,281      1.55 - 1.79      26,507,182
                                  2013    16,983,884      1.57 - 1.79      29,937,334

  BHFTII MetLife Aggregate        2017    25,203,021      1.52 - 1.78      43,752,963
     Bond Index Subaccount        2016    27,866,965      1.44 - 1.75      47,526,945
                                  2015    29,634,168      1.51 - 1.73      50,066,734
                                  2014    32,084,403      1.47 - 1.75      54,897,351
                                  2013    35,166,715      1.43 - 1.68      57,720,818

  BHFTII MetLife Mid Cap          2017    12,196,395      3.23 - 3.71      44,435,808
     Stock Index Subaccount       2016    13,747,826      2.85 - 3.25      43,844,511
                                  2015    14,931,760      2.42 - 2.73      40,115,383
                                  2014    16,872,248      2.53 - 2.84      47,120,563
                                  2013    19,063,379      2.28 - 2.63      49,300,976



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse/Artisan      2017      0.57         1.15 - 2.10         10.32 - 11.37
     Mid Cap Value Subaccount     2016      0.95         1.15 - 2.10         20.23 - 21.37
                                  2015      1.02         1.15 - 2.20     (11.63) - (10.61)
                                  2014      0.60         1.15 - 2.20         (0.54) - 0.61
                                  2013      0.85         1.15 - 2.20         33.54 - 35.09

  BHFTII                          2017      1.69         1.15 - 1.85         12.75 - 13.54
     Brighthouse/Wellington       2016      2.34         1.15 - 2.20           4.42 - 5.52
     Balanced Subaccount          2015      1.68         1.15 - 1.95           0.32 - 1.13
                                  2014      1.75         1.15 - 2.20           7.88 - 9.02
                                  2013      2.25         1.15 - 2.20         17.66 - 18.90

  BHFTII                          2017      1.41         1.15 - 1.95         16.63 - 17.56
     Brighthouse/Wellington Core  2016      1.47         1.15 - 1.95           4.99 - 5.93
     Equity Opportunities         2015      1.61         1.15 - 2.20         (0.08) - 1.10
     Subaccount                   2014      0.55         1.15 - 2.20           7.95 - 9.18
                                  2013      1.25         1.15 - 2.20         30.46 - 32.00

  BHFTII Frontier Mid Cap         2017        --         1.15 - 1.95         22.53 - 23.51
     Growth Subaccount            2016        --         1.15 - 2.05           3.02 - 3.96
                                  2015        --         1.15 - 2.05           0.52 - 1.43
                                  2014        --         1.15 - 2.20           8.46 - 9.61
                                  2013      1.12         1.15 - 2.20         29.55 - 30.92

  BHFTII Jennison Growth          2017      0.13         1.15 - 2.10         34.22 - 35.56
     Subaccount                   2016      0.07         1.15 - 2.10       (2.16) - (1.16)
                                  2015      0.06         1.15 - 2.10           8.30 - 9.40
                                  2014      0.07         1.15 - 2.10           6.54 - 7.61
                                  2013      0.26         1.15 - 2.20         33.93 - 35.34

  BHFTII Loomis Sayles Small      2017      0.16         1.15 - 2.05         12.63 - 13.76
     Cap Core Subaccount          2016      0.17         1.15 - 2.05         16.56 - 17.73
                                  2015      0.05         1.15 - 2.20       (3.88) - (2.77)
                                  2014      0.01         1.15 - 2.20           1.25 - 2.42
                                  2013      0.31         1.15 - 2.20         37.63 - 39.22

  BHFTII Loomis Sayles Small      2017        --         1.15 - 2.05         24.12 - 25.24
     Cap Growth Subaccount        2016        --         1.15 - 2.20           3.74 - 4.83
                                  2015        --         1.15 - 2.20         (0.78) - 0.27
                                  2014        --         1.15 - 2.20       (1.26) - (0.22)
                                  2013        --         1.15 - 2.20         45.15 - 46.68

  BHFTII MetLife Aggregate        2017      2.69         1.15 - 1.95           0.98 - 1.79
     Bond Index Subaccount        2016      2.58         1.15 - 2.20         (0.08) - 0.97
                                  2015      2.73         1.15 - 1.95       (1.84) - (1.05)
                                  2014      2.86         1.15 - 2.20           3.18 - 4.27
                                  2013      3.46         1.15 - 2.20       (4.65) - (3.65)

  BHFTII MetLife Mid Cap          2017      1.17         1.15 - 1.95         13.40 - 14.31
     Stock Index Subaccount       2016      1.04         1.15 - 1.95         17.82 - 18.76
                                  2015      0.94         1.15 - 1.95       (4.50) - (3.73)
                                  2014      0.84         1.15 - 1.95           7.12 - 7.98
                                  2013      0.97         1.15 - 2.20         29.94 - 31.31



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII MetLife MSCI EAFE     2017    21,048,288      1.53 - 1.78      36,722,285
     Index Subaccount          2016    23,674,525      1.25 - 1.44      33,566,237
                               2015    25,735,466      1.26 - 1.45      36,558,314
                               2014    27,616,552      1.30 - 1.48      40,202,603
                               2013    30,060,411      1.36 - 1.60      47,208,525

  BHFTII MetLife Russell 2000  2017    11,388,248      3.13 - 3.65      40,555,136
     Index Subaccount          2016    12,703,540      2.71 - 3.22      40,051,863
                               2015    13,681,999      2.35 - 2.70      36,091,688
                               2014    15,415,616      2.51 - 2.86      43,088,125
                               2013    17,763,527      2.35 - 2.76      47,935,785

  BHFTII MetLife Stock Index   2017     8,291,362      7.15 - 8.92      71,647,212
     Subaccount                2016     9,214,312      6.01 - 7.44      66,461,194
                               2015    10,221,981      5.51 - 6.76      66,987,285
                               2014    11,389,111      5.23 - 6.78      74,895,370
                               2013    12,521,936      4.73 - 6.06      73,596,932

  BHFTII MFS Total Return      2017     4,167,462     5.78 - 75.89      41,328,963
     Subaccount                2016     4,690,976     5.27 - 68.50      41,534,107
                               2015     5,092,815     4.94 - 63.68      42,147,849
                               2014     5,985,507     4.92 - 64.74      49,656,232
                               2013     7,358,832     4.65 - 60.50      56,360,705

  BHFTII MFS Value II          2017    16,097,133      1.81 - 2.11      33,030,091
     Subaccount                2016    17,924,085      1.68 - 1.99      34,659,666
                               2015    21,373,396      1.45 - 1.70      35,427,902
                               2014    24,119,676      1.59 - 1.83      43,113,362
                               2013    27,136,141      1.48 - 1.69      44,710,234

  BHFTII MFS Value Subaccount  2017    29,791,367     1.67 - 17.89      87,664,145
                               2016    33,094,397     1.43 - 15.38      83,454,614
                               2015    36,537,619     1.27 - 13.63      81,600,868
                               2014    41,049,457     1.29 - 13.84      93,384,518
                               2013    47,559,233     1.18 - 12.67      99,910,703

  BHFTII Neuberger Berman      2017    24,841,992      2.89 - 3.44      83,410,644
     Genesis Subaccount        2016    28,635,237      2.56 - 3.01      84,216,626
                               2015    32,335,434      2.21 - 2.57      81,246,266
                               2014    37,570,344      2.24 - 2.59      95,137,635
                               2013    44,237,122      2.06 - 2.62     113,610,753

  BHFTII T. Rowe Price Large   2017    19,609,998     2.96 - 34.88      68,537,956
     Cap Growth Subaccount     2016    23,711,092     2.23 - 26.46      62,795,223
                               2015    25,756,209     2.24 - 26.39      67,939,647
                               2014    29,309,827     2.07 - 24.18      70,710,117
                               2013    33,495,559     1.95 - 22.50      75,081,697

  BHFTII T. Rowe Price Small   2017     6,998,914      3.63 - 4.38      29,964,349
     Cap Growth Subaccount     2016     7,998,685      2.94 - 3.62      28,266,179
                               2015     8,514,997      2.69 - 3.28      27,325,553
                               2014     9,061,974      2.69 - 3.24      28,694,594
                               2013    10,399,904      2.58 - 3.07      31,191,510



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII MetLife MSCI EAFE     2017      2.53         1.15 - 1.95        22.21 - 23.19
     Index Subaccount          2016      2.41         1.15 - 1.95      (0.95) - (0.15)
                               2015      3.04         1.15 - 1.95      (3.19) - (2.41)
                               2014      2.39         1.15 - 1.95      (8.08) - (7.34)
                               2013      2.92         1.15 - 2.20        18.88 - 20.13

  BHFTII MetLife Russell 2000  2017      1.02         1.15 - 1.95        12.19 - 13.09
     Index Subaccount          2016      1.17         1.15 - 2.10        18.45 - 19.58
                               2015      0.99         1.15 - 1.95      (6.34) - (5.58)
                               2014      0.97         1.15 - 1.95          2.76 - 3.58
                               2013      1.39         1.15 - 2.20        35.18 - 36.60

  BHFTII MetLife Stock Index   2017      1.58         1.15 - 1.95        18.90 - 19.85
     Subaccount                2016      1.82         1.15 - 1.95         9.23 - 10.11
                               2015      1.53         1.15 - 1.95      (1.04) - (0.24)
                               2014      1.52         1.15 - 2.20        10.64 - 11.81
                               2013      1.69         1.15 - 2.20        28.83 - 30.19

  BHFTII MFS Total Return      2017      2.35         1.15 - 2.10         9.84 - 10.89
     Subaccount                2016      2.70         1.15 - 2.10          6.66 - 7.68
                               2015      2.41         1.15 - 2.10      (2.47) - (1.54)
                               2014      2.26         1.15 - 2.20          6.01 - 7.12
                               2013      2.42         1.15 - 2.20        16.12 - 17.34

  BHFTII MFS Value II          2017      2.43         1.15 - 2.05          5.18 - 6.29
     Subaccount                2016      1.44         1.15 - 2.20        15.53 - 16.79
                               2015      1.59         1.15 - 2.20      (8.22) - (7.14)
                               2014      1.10         1.15 - 2.20          7.31 - 8.53
                               2013      1.18         1.15 - 2.20        28.88 - 30.38

  BHFTII MFS Value Subaccount  2017      1.89         1.15 - 2.10        15.20 - 16.46
                               2016      2.10         1.15 - 2.20        11.61 - 12.90
                               2015      2.55         1.15 - 2.20      (2.53) - (1.41)
                               2014      1.59         1.15 - 2.20          8.16 - 9.36
                               2013      1.17         1.15 - 2.20        18.00 - 34.08

  BHFTII Neuberger Berman      2017      0.25         1.15 - 2.10        13.15 - 14.30
     Genesis Subaccount        2016      0.29         1.15 - 2.10        15.99 - 17.18
                               2015      0.24         1.15 - 2.10      (1.66) - (0.72)
                               2014      0.25         1.15 - 2.10      (2.32) - (1.33)
                               2013      0.57         1.15 - 2.20        25.75 - 36.79

  BHFTII T. Rowe Price Large   2017      0.08         1.15 - 2.10        30.71 - 31.95
     Cap Growth Subaccount     2016        --         1.15 - 2.20        (0.68) - 0.37
                               2015        --         1.15 - 2.20          8.11 - 9.25
                               2014        --         1.15 - 2.20          6.46 - 7.58
                               2013      0.06         1.15 - 2.20        35.75 - 37.18

  BHFTII T. Rowe Price Small   2017      0.07         1.15 - 2.05        20.06 - 21.14
     Cap Growth Subaccount     2016      0.03         1.15 - 2.20         9.06 - 10.21
                               2015        --         1.15 - 2.20          0.23 - 1.29
                               2014        --         1.15 - 2.20          4.33 - 5.43
                               2013      0.14         1.15 - 2.20        41.04 - 42.52



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2017    36,351,505     2.85 - 33.50     126,827,144
     Management Strategic Bond   2016    40,684,432     2.61 - 31.45     133,277,778
     Opportunities Subaccount    2015    26,049,445      2.46 - 3.13      78,624,584
                                 2014    29,728,141      2.56 - 3.23      92,517,493
                                 2013    33,895,692      2.49 - 3.10     101,309,175

  BHFTII Western Asset           2017    23,561,769      1.55 - 1.94      43,921,854
     Management U.S. Government  2016    26,401,824      1.53 - 1.93      49,016,429
     Subaccount                  2015    29,385,310      1.56 - 1.93      54,626,884
                                 2014    34,254,156      1.57 - 1.94      64,144,486
                                 2013    38,768,390      1.54 - 1.91      71,587,134

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII Western Asset           2017      3.77         1.15 - 2.10          5.75 - 6.78
     Management Strategic Bond   2016      1.80         1.15 - 2.20          4.02 - 7.23
     Opportunities Subaccount    2015      4.93         1.15 - 2.20      (4.13) - (3.02)
                                 2014      5.31         1.15 - 2.20          3.00 - 4.19
                                 2013      4.88         1.15 - 2.20      (1.37) - (0.22)

  BHFTII Western Asset           2017      2.47         1.15 - 2.10        (0.34) - 0.61
     Management U.S. Government  2016      2.41         1.15 - 2.20        (1.03) - 0.04
     Subaccount                  2015      2.11         1.15 - 2.20      (1.73) - (0.75)
                                 2014      1.77         1.15 - 2.20          0.33 - 1.43
                                 2013      1.99         1.15 - 2.20      (3.06) - (1.88)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                                             Page
                                                                                                             ----
Independent Auditors' Report                                                                                   2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and
  2015:
    Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus                               4
    Statutory Statements of Operations and Changes in Capital and Surplus                                      5
    Statutory Statements of Cash Flow                                                                          6
Notes to the Statutory Financial Statements
    Note 1 -- Summary of Significant Accounting Policies                                                       7
    Note 2 -- Fair Value Information                                                                          18
    Note 3 -- Investments                                                                                     23
    Note 4 -- Related Party Information                                                                       35
    Note 5 -- Premium and Annuity Considerations Deferred and Uncollected                                     37
    Note 6 -- Reinsurance and Other Insurance Transactions                                                    37
    Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts                                          39
    Note 8 -- Participating Business                                                                          40
    Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities                                        40
    Note 10 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics   41
    Note 11 -- Separate Accounts                                                                              42
    Note 12 -- Federal Income Tax                                                                             43
    Note 13 -- Capital and Surplus                                                                            49
    Note 14 -- Employee Benefit Plans                                                                         50
    Note 15 -- Leases                                                                                         57
    Note 16 -- Other Commitments and Contingencies                                                            57
    Note 17 -- Retained Assets                                                                                61
    Note 18 -- Subsequent Events                                                                              63
Statutory Supplemental Schedules as of and for the Year Ended December 31, 2017
    Schedule I -- Statutory Selected Financial Data                                                           65
    Schedule II -- Supplemental Investment Risks Interrogatories                                              69
    Schedule III -- Statutory Summary Investment Schedule                                                     74

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flow for the three years ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three years ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three years ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2017 audit was conducted for the purpose of forming an opinion on the 2017 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2017 are presented for purposes of additional analysis and are not a required part of the 2017 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2017 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2017 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
April 12, 2018

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2017 and 2016
                       (In thousands, except share data)

                                                                                          2017        2016
                                                                                      -----------  ----------
ADMITTED ASSETS
Bonds................................................................................ $ 1,326,013  $1,407,782
Mortgage loans.......................................................................     102,310      87,588
Cash, cash equivalents and short-term investments....................................      49,249      20,608
Contract loans.......................................................................     417,299     424,497
Derivative assets....................................................................      10,829      18,682
Other invested assets................................................................      13,599      16,022
                                                                                      -----------  ----------
Total invested assets................................................................   1,919,299   1,975,179

Investment income due and accrued....................................................      24,374      25,129
Premiums and annuity considerations deferred and uncollected.........................      17,580      15,303
Net deferred tax asset...............................................................      37,395      41,944
Other assets.........................................................................      60,910      47,692
                                                                                      -----------  ----------
Total assets excluding Separate Accounts.............................................   2,059,558   2,105,247
Separate Account assets..............................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Admitted Assets................................................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Reserves for life and health insurance and annuities................................. $ 1,225,006  $1,274,198
Liability for deposit-type contracts.................................................       7,811       7,854
Dividends due to policyholders.......................................................       4,467       4,782
Other policy liabilities.............................................................      27,690      36,629
Asset valuation reserve..............................................................      14,658      17,052
Derivative liabilities...............................................................         486         120
Payable for collateral received......................................................      10,900      19,059
Funds held under reinsurance treaties................................................      78,827      79,241
Net transfers to (from) Separate Accounts due and accrued............................     (22,024)    (35,658)
Amounts withheld or retained as agent or trustee.....................................      79,134     100,209
Other liabilities....................................................................     150,076     146,928
                                                                                      -----------  ----------
Total liabilities excluding Separate Accounts........................................   1,577,031   1,650,414
Separate Account liabilities.........................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Liabilities....................................................................   9,678,083   9,346,852
                                                                                      -----------  ----------
Capital and Surplus
Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding).......................................................................       2,500       2,500
Paid-in surplus......................................................................     334,273     334,273
Unassigned surplus (deficit).........................................................     145,754     118,060
                                                                                      -----------  ----------
Total Capital and Surplus............................................................     482,527     454,833
                                                                                      -----------  ----------
Total Liabilities and Capital and Surplus............................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                    2017       2016       2015
                                                                                 ---------  ---------  ---------
INCOME
Premiums and annuity considerations............................................. $ 153,800  $ 187,927  $ 203,962
Considerations for supplementary contracts and dividend accumulations...........     3,437     10,220      5,043
Net investment income...........................................................    99,553    108,901    111,844
Reserve adjustments on reinsurance ceded........................................  (530,503)  (433,162)  (538,633)
Other income (loss).............................................................   121,939    182,062    206,145
                                                                                 ---------  ---------  ---------
Total income....................................................................  (151,774)    55,948    (11,639)
                                                                                 ---------  ---------  ---------

BENEFITS AND EXPENSES
Benefit payments................................................................   501,552    469,158    474,167
Changes to reserves, deposit funds and other policy liabilities.................   (44,592)    21,705      2,522
Insurance expenses and taxes (other than Federal income and capital gains
  taxes)........................................................................    87,516     85,871     53,925
Net transfers to (from) Separate Accounts.......................................  (782,262)  (674,450)  (750,405)
                                                                                 ---------  ---------  ---------
Total benefits and expenses before dividends to policyholders...................  (237,786)   (97,716)  (219,791)
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders and Federal
  income tax....................................................................    86,012    153,664    208,152
Dividends to policyholders......................................................     4,582      4,475      4,808
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before Federal income tax...........................    81,430    149,189    203,344
Federal income tax expense (benefit) (excluding income tax on capital gains and
  losses).......................................................................    15,717     42,911     46,816
                                                                                 ---------  ---------  ---------
Gain (loss) from operations.....................................................    65,713    106,278    156,528
Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer..................................................     2,247      2,564        274
                                                                                 ---------  ---------  ---------
NET INCOME (LOSS)...............................................................    67,960    108,842    156,802

CHANGES IN CAPITAL AND SURPLUS
Change in General Account net unrealized capital gains (losses).................       264        442        292
Change in net deferred income tax...............................................   (26,589)     2,437    (16,656)
Change in nonadmitted assets....................................................    28,359     (3,606)    21,990
Change in asset valuation reserve...............................................     2,394      4,237        555
Change in surplus as a result of reinsurance....................................    52,099     (1,337)    (1,337)
Dividends to stockholder........................................................  (106,000)  (295,000)  (199,000)
Change due to prior period adjustment...........................................    15,157      3,251         --
Other - net.....................................................................    (5,950)     3,651     (5,967)
                                                                                 ---------  ---------  ---------
NET CHANGE IN CAPITAL AND SURPLUS...............................................    27,694   (177,083)   (43,321)
CAPITAL AND SURPLUS AT BEGINNING OF YEAR........................................   454,833    631,916    675,237
                                                                                 ---------  ---------  ---------
CAPITAL AND SURPLUS AT END OF YEAR.............................................. $ 482,527  $ 454,833  $ 631,916
                                                                                 =========  =========  =========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                   2017        2016       2015
                                                                                ----------  ---------  ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received.............. $  156,209  $ 197,469  $  216,225
Net investment income received.................................................     95,618    106,246     106,248
Other income (loss) received...................................................    175,798    186,692     207,922
                                                                                ----------  ---------  ----------
Total receipts.................................................................    427,625    490,407     530,395
                                                                                ----------  ---------  ----------
Benefits paid..................................................................  1,061,165    914,482   1,014,102
Insurance expenses and taxes paid (other than Federal income and capital gains
  taxes).......................................................................     90,606     90,578      64,638
Net transfers to (from) Separate Accounts......................................   (795,895)  (693,035)   (776,909)
Dividends paid to policyholders................................................      4,898      5,265       5,278
Federal income tax paid (recovered) (net of tax on capital gains and losses)...     34,326     39,138      58,423
                                                                                ----------  ---------  ----------
Total payments.................................................................    395,100    356,428     365,532
                                                                                ----------  ---------  ----------
Net cash provided by (used in) operations......................................     32,525    133,979     164,863
                                                                                ----------  ---------  ----------

CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid..........................    306,255    760,511     647,157
Cost of invested assets acquired...............................................   (230,438)  (623,636)   (617,298)
Net change in contract loans...................................................      7,199      2,377      (4,954)
                                                                                ----------  ---------  ----------
Net cash provided by (used in) investments.....................................     83,016    139,252      24,905
                                                                                ----------  ---------  ----------

CASH FROM FINANCING AND OTHER SOURCES
Dividends to stockholder.......................................................   (106,000)  (295,000)   (199,000)
Net change in deposit-type contracts...........................................        (43)       499         912
Net Change in payable for collateral received..................................     (8,159)     3,848       5,465
Other-net......................................................................     27,302     24,012       9,174
                                                                                ----------  ---------  ----------
Net cash provided by (used in) financing and other sources.....................    (86,900)  (266,641)   (183,449)
                                                                                ----------  ---------  ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS..................................................................     28,641      6,590       6,319
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR..............................................................     20,608     14,018       7,699
                                                                                ----------  ---------  ----------
END OF YEAR.................................................................... $   49,249  $  20,608  $   14,018
                                                                                ==========  =========  ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  FOR NON-CASH TRANSACTIONS:
Prior period adjustments....................................................... $   23,318  $   5,002  $       --
Tax on prior period adjustments................................................ $    8,161  $   1,751  $      110
Capitalized interest on bonds.................................................. $      169  $     622  $      402

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY
                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2017, 2016 and 2015

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by Unum Group.

   In July 2016, MetLife, Inc. ("MetLife") completed the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife's U.S. Retail advisor force and certain assets and liabilities associated with the MetLife Premier Client Group, including MetLife's affiliated broker-dealer, MetLife Securities, Inc, a wholly-owned subsidiary of MetLife. In connection with the disposition, certain of the Company's postretirement plans were re-measured resulting in curtailment charges and actuarial gains/losses. As of December 31, 2016, the Company recorded a $5 million pre-tax curtailment gain, which consisted of a $10 million decrease in the postretirement plan liability and $15 million recognition of prior benefits previously recorded to unassigned surplus, for a net increase to capital and surplus of $4 million. The Company had a net increase to capital and surplus of less than $1 million from the remeasurement loss in the postretirement plan liability due to a census update and the curtailment. Additionally, the Company recorded a $3 million impairment of computer software related to the transaction.

   On January 12, 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). In anticipation of the Separation, Metropolitan Life Insurance Company ("MLIC") distributed all issued and outstanding shares of the common stock of the Company to MetLife in December 2016. As of the date of distribution, the Company became a wholly-owned subsidiary of MetLife. Additionally, on July 21, 2016, MetLife announced that the separated business would be rebranded as "Brighthouse Financial".

   On October 5, 2016, Brighthouse, which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, filed a registration statement on Form 10 (as amended, the "Form 10") with the SEC that was declared effective by the SEC on July 6, 2017. The information statement filed as an exhibit to the Form 10 disclosed MetLife's plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and included the Company and certain affiliates in the planned separated business, and distributing at least 80.1% of the shares of Brighthouse common stock on a pro rata basis to the holders of MetLife common stock. On April 29, 2017, MetLife contributed the Company to Brighthouse Holdings, LLC ("Brighthouse Holdings"), and subsequently on
July 28, 2017 contributed Brighthouse Holdings to Brighthouse resulting in the Company becoming a wholly-owned subsidiary of Brighthouse Holdings and an indirect wholly-owned subsidiary of Brighthouse.

   On August 4, 2017, Brighthouse completed its Separation with MetLife. As a result of the Separation, Brighthouse became an independent entity, with 80.8% of its outstanding common shares owned by MetLife shareholders of record as of July 19, 2017 and 19.2% owned by MetLife.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

    . Financial statements of subsidiaries and other controlled entities, including those of partnerships and joint ventures, certain Separate Accounts, and variable interest entities for which the Company is deemed to be the primary beneficiary, are not consolidated with the financial statements of the Company under MA SAP; whereas under GAAP, consolidated financial statements are required;

    . Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

    . Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

    . Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets and negative Interest Maintenance Reserve ("IMR") assets;

    . Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

    . Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

    . A liability is established when the reserves ceded to an unauthorized reinsurer exceed the eligible collateral supporting the reserves. Changes to these amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, no such liability is required;

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




    . Investments in bonds are generally carried at amortized cost under MA SAP. Under GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

    . Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

    . The Company establishes a general valuation allowance when the amount of the loan loss contingency is greater than the mortgage component of the asset valuation reserve ("AVR"). The amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR, with an offset to net unrealized capital gains and (losses). Under GAAP, the required general valuation allowance is recorded as a reduction to net carrying value with an offset to realized gains and losses;

    . An AVR liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

    . An IMR is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

    . Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

    . Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

    . For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

    . Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

    . Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Accounting Changes and Correction of Errors

   The Company has considered newly-adopted statutory accounting pronouncements from the NAIC, none of which resulted in material accounting changes to its financial statements for the years presented herein.

   During 2017, the Company discovered an error related to the recognition of certain deferred compensation plan liabilities. The correction of this error was reported as a prior period adjustment within aggregate write-ins for gains and losses in surplus. The impact of the correction on surplus was an increase of $15,157 thousand, net of taxes.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was $73,193 thousand, $42,603 thousand and $146,543 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. GAAP consolidated stockholder's equity attributable to the Company was $937,229 thousand, $952,505 thousand and $1,185,544 thousand at December 31, 2017, 2016 and 2015, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the effective yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists, and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   MA SAP requires that an OTTI loss be recognized in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. The non-interest related portion of the OTTI loss is recorded through the AVR and the interest related portion is recorded through the IMR. The analysis for bifurcating impairment losses between AVR and IMR is completed when the OTTI is determined. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for all three portfolio segments and a common evaluation framework is used for establishing general valuation allowances for all loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

   The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and real estate joint ventures. Other limited partnership interests and real estate joint ventures are carried at the underlying audited GAAP equity (or audited International Financial Reporting Standards equity for certain partnership interests), with the Company's share of undistributed earnings and losses included in net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015





   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments denominated in foreign currencies due to changes in exchange rates between years are recorded as unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and liabilities, subject to certain limitations. Changes in DTA and deferred tax liabilities ("DTL"), including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; (ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, EDP equipment and operating software and any net positive goodwill plus;
(iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    .  the jurisdiction in which the DTA was generated;

    . the length of time that carryforwards can be utilized in the various taxing jurisdictions;

    . future taxable income exclusive of reversing temporary differences and carryforwards;

    .  future reversals of existing taxable temporary differences;

    .  taxable income in prior carryback years; and

    .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at fair value at the date of the transaction. To the extent that the related parties are affiliates under control of the Company, the Company defers the effects of such transactions that result in gains or increases in surplus by recording an offsetting unrealized capital loss and liability. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 2 - Fair Value Information

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

   Information related to the aggregate fair value of financial instruments is shown below at December 31, (in thousands):

                                                                         2017
                                                 ----------------------------------------------------
                                                 Aggregate    Admitted
                                                 Fair Value    Value     Level 1   Level 2   Level 3
                                                 ----------- ----------- -------- ---------- --------
Assets
   Bonds........................................ $ 1,421,040 $ 1,326,013 $113,430 $1,239,276 $ 68,334
   Mortgage loans...............................     103,615     102,310       --         --  103,615
   Cash, cash equivalents and short-term
     investments................................      49,248      49,249   17,288     31,960       --
   Contract loans...............................     556,454     417,288       --     35,511  520,943
   Derivative assets/ (1)/......................      10,383      10,829       --     10,383       --
   Investment income due and accrued............      24,374      24,374       --     24,374       --
   Separate Account assets......................   8,101,052   8,101,052       --  8,101,052       --
                                                 ----------- ----------- -------- ---------- --------
          Total assets.......................... $10,266,166 $10,031,115 $130,718 $9,442,556 $692,892
                                                 =========== =========== ======== ========== ========

Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts..... $     7,792 $     7,376 $     -- $       -- $  7,792
   Derivative liabilities /(1)/.................         555         486       --        555       --
   Payable for collateral received..............      10,900      10,900       --     10,900       --
   Investment contracts included in Separate
     Account liabilities........................       3,904       3,904       --      3,904       --
                                                 ----------- ----------- -------- ---------- --------
          Total liabilities..................... $    23,151 $    22,666 $     -- $   15,359 $  7,792
                                                 =========== =========== ======== ========== ========

                                                                  2016
                                           --------------------------------------------------
                                           Aggregate   Admitted
                                           Fair Value   Value    Level 1   Level 2   Level 3
                                           ---------- ---------- -------- ---------- --------
Assets
   Bonds.................................. $1,489,194 $1,407,782 $100,283 $1,291,915 $ 96,996
   Mortgage loans.........................     89,270     87,588       --         --   89,270
   Cash, cash equivalents and short-term
     investments..........................     20,608     20,608   17,109      3,499       --
   Contract loans.........................    581,496    424,497       --     33,891  547,605
   Derivative assets/ (1)/................     19,138     18,682       --     19,138       --
   Investment income due and accrued......     25,129     25,129       --     25,129       --
   Separate Account assets................  7,696,438  7,696,438       --  7,696,438       --
                                           ---------- ---------- -------- ---------- --------
          Total assets.................... $9,921,273 $9,680,724 $117,392 $9,070,010 $733,871
                                           ========== ========== ======== ========== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015



                                                                          2016
                                                       -------------------------------------------
                                                       Aggregate  Admitted
                                                       Fair Value  Value   Level 1 Level 2 Level 3
                                                       ---------- -------- ------- ------- -------
Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts...........  $ 7,989   $ 7,458    $--   $    -- $7,989
   Derivative liabilities /(1)/.......................      132       120     --       132     --
   Payable for collateral received....................   19,059    19,059     --    19,059     --
   Investment contracts included in Separate Account
     liabilities......................................    3,369     3,369     --     3,369     --
                                                        -------   -------    ---   ------- ------
          Total liabilities...........................  $30,549   $30,006    $--   $22,560 $7,989
                                                        =======   =======    ===   ======= ======

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 -  Unadjusted quoted prices in active markets for identical assets or liabilities. The company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 -  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

Contract Loans

   For contract loans with variable interest rates, the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models, pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Investment Income Due and Accrued

   The estimated fair value of investment income due and accrued approximates carrying value due as this financial instrument is short-term nature and the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer. These amounts are generally classified as Level 2.

Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

   For separate account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

   The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                       2017
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $      278   $--   $      278
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        1,548    --        1,548
   Separate Account assets/ (2)/......................    --    8,101,052    --    8,101,052
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $8,102,878   $--   $8,102,878
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $      396   $--   $      396
       Credit.........................................    --           --    --           --
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          396    --          396
   Separate Account liabilities.......................    --        3,904    --        3,904
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    4,300   $--   $    4,300
                                                         ===   ==========   ===   ==========

                                                                       2016
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $       --   $--   $       --
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        2,051    --        2,051
   Separate Account assets/ (2)/......................    --    7,696,438    --    7,696,438
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $7,698,489   $--   $7,698,489
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $       96   $--   $       96
       Credit.........................................    --           21    --           21
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          117    --          117
   Separate Account liabilities.......................    --        3,369    --        3,369
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    3,486   $--   $    3,486
                                                         ===   ==========   ===   ==========

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(2)/Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

   See Determination of Estimated Fair Value above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Transfers between Levels 1 and 2

   During the year ended December 31, 2017, transfers between Levels 1 and 2 were not significant. Transfers between levels are assumed to occur at the beginning of the annual period.

Transfers into or out of Level 3

   During the year ended December 31,2017, there were no transfers into or out of Level 3.

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in thousands):

                                           2017                                       2016
                         -----------------------------------------  -----------------------------------------
                                        Gross Unrealized                           Gross Unrealized
                         Book/Adjusted  ---------------  Estimated  Book/Adjusted  ---------------  Estimated
                         Carrying Value  Gains    Losses Fair Value Carrying Value  Gains   Losses  Fair Value
                         -------------- --------  ------ ---------- -------------- -------  ------- ----------
Bonds
   U.S. corporate.......   $  529,236   $ 37,527  $2,102 $  564,661   $  588,476   $37,624  $ 4,115 $  621,985
   Foreign corporate....      282,580     18,361     774    300,167      316,995    18,842    1,789    334,048
   U.S. Treasury and
     agency.............      162,065     16,544      94    178,515      149,341    12,245       --    161,586
   CMBS.................      127,059      4,278     100    131,237      111,523     4,184      202    115,505
   RMBS.................      111,289      2,399   2,254    111,434       85,349     2,774    4,400     83,723
   State and political
     subdivision........       59,357     20,352      --     79,709       67,504    16,433        5     83,932
   ABS..................       32,222        663      14     32,871       53,950       368      559     53,759
   Foreign
     government.........       22,205        811     570     22,446       34,644       713      701     34,656
                           ----------   --------  ------ ----------   ----------   -------  ------- ----------
       Total bonds......   $1,326,013   $100,935  $5,908 $1,421,040   $1,407,782   $93,183  $11,771 $1,489,194
                           ==========   ========  ====== ==========   ==========   =======  ======= ==========

   The Company held non-income producing bonds with a book/adjusted carrying value of $278 thousand and $0 at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2017 (in thousands):

                                        Book/Adjusted  Estimated
                                        Carrying Value Fair Value
                                        -------------- ----------
              Due in one year or less..   $   37,389   $   38,271
              Due after one year
                through five years.....      337,586      355,287
              Due after five years
                through ten years......      345,167      357,956
              Due after ten years......      335,301      393,984
                                          ----------   ----------
                 Subtotal..............    1,055,443    1,145,498
              Loan-backed securities
                (CMBS, RMBS and ABS)...      270,570      275,542
                                          ----------   ----------
                 Total.................   $1,326,013   $1,421,040
                                          ==========   ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                  2017                                           2016
                               ---------------------------------------------- ----------------------------------------------
                                                     Equal to or Greater than                       Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months        12 Months
                               --------------------- ------------------------ --------------------- ------------------------
                                            Gross                   Gross                  Gross                   Gross
                               Estimated  Unrealized Estimated    Unrealized  Estimated  Unrealized Estimated    Unrealized
                               Fair Value   Losses   Fair Value     Losses    Fair Value   Losses   Fair Value     Losses
                               ---------- ---------- ----------   ----------  ---------- ---------- ----------   ----------
U.S. corporate................  $20,790      $525     $ 42,618      $1,577     $ 37,703    $1,890    $43,944       $2,225
Foreign corporate.............    1,601         8        6,205         766       25,555     1,125     11,665          664
U.S. Treasury and agency......   10,470        94           --          --           --        --         --           --
CMBS..........................   15,530       100           --          --       18,656       202         --           --
RMBS..........................   10,688       128       39,182       2,126       37,388     4,400         --           --
State and political
  subdivision.................       --        --           --          --        2,216         5         --           --
ABS...........................    4,985        14           --          --       28,473       559         --           --
Foreign government............    1,482        23       15,364         547       20,879       701         --           --
                                -------      ----     --------      ------     --------    ------    -------       ------
   Total bonds................  $65,546      $892     $103,369      $5,016     $170,870    $8,882    $55,609       $2,889
                                =======      ====     ========      ======     ========    ======    =======       ======
Total number of securities in
  an unrealized loss
  position....................       34                     24                       67                   21

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Loan-backed Security Holdings - OTTI Losses and Aging of Unrealized Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2017 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2017.

   The following table shows the estimated fair value and gross unrealized losses of loan-backed securities held as of the end of the year for which an OTTI loss has not been recognized in earnings as a realized capital loss, aggregated by length of time these bonds have been in a continuous gross unrealized loss position, measured as the difference between estimated fair value and amortized cost, at December 31, (in thousands):

                         Aging of Gross Unrealized Losses on Loan-backed Securities
                --------------------------------------------------------------------------------------
                   Less than 12 Months    Equal to or Greater than 12 Months           Total
                ------------------------- ---------------------------------- -------------------------
                                 Gross                          Gross                         Gross
                Estimated Fair Unrealized Estimated Fair      Unrealized     Estimated Fair Unrealized
                    Value        Losses       Value             Losses           Value        Losses
                -------------- ---------- --------------      ----------     -------------- ----------
2017...........    $31,203       $  242      $39,182            $2,126          $70,385       $2,368
2016...........    $84,517       $5,161      $    --            $   --          $84,517       $5,161

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

   Gross unrealized losses on bonds decreased $5,863 thousand during the year ended December 31, 2017 to $5,908 thousand from $11,771 thousand at December 31, 2016. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

Structured Notes

   A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer's other debt issuance of equal seniority where either: (i) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from an index or indices, or assets deriving their value from other than the issuer's credit quality, or (ii) the coupon and/or principal payments are leveraged by a formula that is

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to the London Interbank Offered Rate or the prime rate. Information regarding structured notes is as follows as of December 31, 2017 (in whole dollars):

                                  Estimated   Book Adjusted  Mortgage Referenced
Cusip Identification  Actual Cost Fair Value  Carrying Value  Security (YES/NO)
--------------------  ----------- ----------- -------------- -------------------
     03938LAQ7....... $ 1,000,000 $ 1,057,500  $ 1,000,000           NO
     03938LAU8.......   2,102,500   2,155,000    2,044,170           NO
     044209AF1.......     294,750     313,125      296,408           NO
     42824CAN9.......  19,966,613  21,018,300   19,972,288           NO
     539830AW9.......   2,696,493   3,698,629    2,720,216           NO
     761735AD1.......     388,881     394,715      393,261           NO
                      ----------- -----------  -----------
       Total......... $26,449,237 $28,637,269  $26,426,343
                      =========== ===========  ===========

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                        2017            2016
                                  ---------------  --------------
                                   Amount  Percent Amount  Percent
                                  -------- ------- ------- -------
             Agricultural........ $ 75,056    73%  $62,097    71%
             Commercial..........   27,254    27    25,491    29
                                  --------   ---   -------   ---
                Total mortgage
                  loans, net..... $102,310   100%  $87,588   100%
                                  ========   ===   =======   ===

Valuation Allowance by Portfolio Segment

   At both December 31, 2017 and 2016, there were no valuation allowances on mortgage loans. All mortgage loans held at both December 31, 2017 and 2016 were evaluated collectively for credit losses.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2017 were as follows:

                                        Percent of Total
                        State            Mortgage Loans
                        -----           ----------------
                        California.....        41%
                        Texas..........        24
                        Florida........        12
                        Colorado.......         8
                                               --
                           Total.......        85%
                                               ==

   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

estate, if underwriting risk is sufficiently within the Company's standards. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017, 2016, and 2015 was 68%, 65%, and 51%, respectively.

   The maximum and minimum interest rates for mortgage loans funded during 2017, 2016, and 2015 by portfolio segment, were:

                             2017            2016            2015
                        --------------  --------------  --------------
                        Maximum Minimum Maximum Minimum Maximum Minimum
                        ------- ------- ------- ------- ------- -------
        Agricultural...  4.65%   3.26%   3.89%   2.95%    N/A     N/A
        Commercial.....  4.61%   3.91%   4.65%   3.36%   3.65%   3.65%

   During the years ended December 31, 2017, 2016, and 2015, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
       Loan-to-value ratios:  Investment % of Total Investment % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $73,314       97%     $60,355       97%
          65% to 75%.........    1,742        3        1,742        3
                               -------      ---      -------      ---
             Total...........  $75,056      100%     $62,097      100%
                               =======      ===      =======      ===

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
                              Investment            Investment
       Loan-to-value ratios:    >1.20x   % of Total   >1.20x   % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $26,754       98%     $25,491      100%
          65% to 75%.........      500        2           --       --
                               -------      ---      -------      ---
             Total...........  $27,254      100%     $25,491      100%
                               =======      ===      =======      ===

Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2017 and 2016. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2017 and 2016.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2017 and 2016.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2017, 2016, and 2015.

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of surplus included U.S. Treasury and agency securities with a book/adjusted carrying value of $213,004 thousand and $171,317 thousand at December 31, 2017 and 2016, respectively.

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in thousands):

                                     2017                       2016
                          -------------------------  -------------------------
                            Total             % of     Total             % of
                          Pledged &   % of   Total   Pledged &   % of   Total
                          Restricted Total  Admitted Restricted Total  Admitted
                            Assets   Assets  Assets    Assets   Assets  Assets
                          ---------- ------ -------- ---------- ------ --------
State deposits...........   $3,598    -- %    -- %     $3,489    -- %    -- %
Derivative OTC centrally
  cleared - securities
  pledged................      400     --      --         349     --      --
                            ------    ---     ---      ------    ---     ---
Total pledged and
  restricted assets......   $3,998    -- %    -- %     $3,838    -- %    -- %
                            ======    ===     ===      ======    ===     ===

Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                               2017                        2016
                                                    --------------------------- ---------------------------
                                                              Book/                       Book/
                                                             Adjusted Estimated          Adjusted Estimated
Primary Underlying                                  Notional Carrying   Fair    Notional Carrying   Fair
Risk Exposure                 Instrument Type        Amount   Value     Value    Amount   Value     Value
------------------        ------------------------  -------- -------- --------- -------- -------- ---------
Foreign currency
  exchange rate.......... Foreign currency swaps... $76,697  $ 9,903   $9,302   $ 84,047 $18,348   $18,687
Credit................... Credit default swaps.....  22,000      440      526     24,700     214       319
                                                    -------  -------   ------   -------- -------   -------
                              Total Assets......... $98,697  $10,343   $9,828   $108,747 $18,562   $19,006
                                                    =======  =======   ======   ======== =======   =======

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. In certain instances, the Company may lock in the economic impact of existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

Equity Market Derivatives

   Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash, based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   The Company had no holdings of equity market derivatives at December 31, 2017 and 2016.

Hedging

Fair Value Hedges

   The Company held no fair value hedges during the years ended December 31, 2017, 2016, and 2015.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the year ended December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the years ended December 31, 2016 and 2015, there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2017, 2016, and 2015, there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2017, 2016, and 2015.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to economically hedge its exposure to adverse movements in credit; and
(iii) equity index options to hedge certain invested assets against adverse changes in equity indices.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $526  $339 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $425  $268 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                             2017 2016  2015
                                             ---- ---- -----
                   Derivative component of
                     RSATs.................. $296 $223 $(657)

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received
$526 thousand and $339 thousand, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                              2017                                         2016
                                           -------------------------------------------  -----------------------------
                                                             Maximum                                      Maximum
                                                            Amount of                                    Amount of
                                                              Future                                       Future
                                             Estimated       Payments      Weighted     Estimated Fair    Payments
Rating Agency Designation                  Fair Value of      under         Average        Value of        under
of Referenced Credit              NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default
Obligations/ (1)/              Designation     Swaps          Swaps      Maturity/ (2)/     Swaps          Swaps
-------------------------      ----------- -------------- -------------- -------------  -------------- --------------
Aaa/Aa/A......................      1
  Single name credit default
   swaps (corporate)..........                  $ --         $    --                         $ --         $    --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Baa...........................      2
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
  Subtotal....................                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
Ba............................      3
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
B.............................      4
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Caa and lower.................      5
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
In or near default............      6
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
  Total.......................                  $526         $22,000          5.0            $339         $22,000
                                                ====         =======                         ====         =======

                               --------------



                                 Weighted
Rating Agency Designation         Average
of Referenced Credit             Years to
Obligations/ (1)/              Maturity/ (2)/
-------------------------      -------------
Aaa/Aa/A......................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Baa...........................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........      5.0

  Subtotal....................      5.0

Ba............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

B.............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Caa and lower.................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

In or near default............
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

  Total.......................      5.0


                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2017 and 2016, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in thousands):

                                             Asset      Liability
                                        --------------- ---------
                                         2017    2016   2017 2016
                                        ------- ------- ---- ----
              Foreign currency swaps... $15,917 $23,267 $--  $--
              Credit default swaps.....  22,000  22,000  --   --
                                        ------- ------- ---  ---
              Total.................... $37,917 $45,267 $--  $--
                                        ======= ======= ===  ===

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $1,263 thousand and $1,836 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                            Securities/ (1)/
                                            ----------------
                                            2017     2016
                                            ----     ----
                           Initial Margin:
                           OTC-cleared..... $400     $349

  /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                                            Cash/ (1)/
                                          ---------------
                                           2017    2016
                                          ------- -------
                       Variation Margin:
                       OTC-bilateral..... $10,374 $18,724
                       OTC-cleared.......     526     335
                                          ------- -------
                       Total OTC......... $10,900 $19,059
                                          ======= =======

  /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in payable for collateral under securities loaned and other transactions.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Net Investment Income

          The components of net investment income for the years ended December 31, were as follows (in thousands):

                                                      2017     2016     2015
                                                    -------- -------- --------
 Bonds............................................. $ 67,640 $ 72,714 $ 77,091
 Mortgage loans....................................    4,471    7,946    6,097
 Cash, cash equivalents and short-term investments.      337       81       --
 Contract loans....................................   23,626   23,265   23,996
 Derivatives.......................................    1,581    2,228    2,552
 Other.............................................    4,268    4,315    3,240
                                                    -------- -------- --------
    Gross investment income........................  101,923  110,549  112,976
    Less: investment expenses......................    2,407    2,458    2,180
                                                    -------- -------- --------
    Net investment income, before IMR amortization.   99,516  108,091  110,796
 IMR amortization..................................       37      810    1,048
                                                    -------- -------- --------
 Net investment income............................. $ 99,553 $108,901 $111,844
                                                    ======== ======== ========

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                                      2017     2016     2015
                                                                    -------  --------  ------
Bonds.............................................................. $(1,382) $(13,993) $  432
Mortgage loans.....................................................      --       454      --
Derivatives........................................................   2,465     2,024     168
Other..............................................................     135     2,538     804
                                                                    -------  --------  ------
Net realized capital gains (losses), before Federal income tax.....   1,218    (8,977)  1,404
   Less: Federal income tax expense (benefit)......................    (150)   (4,036)    219
                                                                    -------  --------  ------
Net realized capital gains (losses), before IMR transfer...........   1,368    (4,941)  1,185
IMR transfer, net of Federal income tax expense (benefit)
  of $(474) thousand and $(4,041) thousand, respectively...........    (879)   (7,505)    911
                                                                    -------  --------  ------
Net realized capital gains (losses), net of Federal income tax and
  IMR transfer..................................................... $ 2,247  $  2,564  $  274
                                                                    =======  ========  ======

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds are generally determined by the first in, first out basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in thousands):

                                                2017      2016      2015
                                              --------  --------  --------
    Proceeds from sales and disposals........ $179,779  $594,172  $438,964
    Gross realized capital gains on sales.... $    727  $  7,865  $  6,657
    Gross realized capital losses on sales... $   (831) $(20,036) $ (4,791)
    Foreign exchange capital gains on sales.. $     --  $     --  $     --
    Foreign exchange capital losses on sales. $ (1,277) $ (1,822) $ (1,041)
    OTTI losses-bonds........................ $     --  $     --  $   (393)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, those described below, that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

   The Company has entered into a master service agreement with Brighthouse Services, LLC ("Brighthouse Services"), whereby Brighthouse Services upon request provides for a broad range of services to be rendered and makes available its personnel and facilities. Services, personnel and facilities are requested by the Company as deemed necessary or beneficial for its operations. The agreement involves cost allocation arrangements, under which the Company pays Brighthouse Services for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, personnel and facilities provided.

Marketing, Selling and Distribution Agreements

   The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (27,246) $ (44,034) $ (44,442)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(540,705) $(449,979) $(566,021)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  68,527  $ 104,533  $(137,416)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                                  2017       2016
                                                                               ---------  ---------
Reserves for life and health insurance, annuities and deposit-type contracts:
   Reinsurance ceded.......................................................... $(569,865) $(660,991)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................................... $  33,089  $  33,050

   The Company ceded a block of business to BRCD, an affiliate, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,185 thousand and $67,434 thousand at December 31, 2017 and 2016, respectively; the Company recorded a funds withheld liability of $33,089 thousand and $33,050 thousand at December 31, 2017 and 2016, respectively; ceded premiums related to this business were $2,054 thousand, $1,686 thousand, and $71 thousand for the years ended
December 31, 2017, 2016, and 2015, respectively; and pre-tax income were $1,349 thousand, $993 thousand, and $1,154 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Life and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement having no net surplus impact. The transaction resulted in a gain in surplus of $55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $277,640 thousand and $325,783 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $15,394 thousand, $31,623 thousand, and $33,394 thousand for the years ended December 31, 2017, 2016, and 2015, respectively; ceded reserve adjustments on reinsurance of $530,503 thousand, $433,162 thousand, and $538,633 thousand for the years ended December 31,2017, 2016, and 2015, respectively, ceded benefits of $535,994 thousand, $447,312 thousand, and $565,725 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Life. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $66,248 thousand and $91,921 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $9,922 thousand and $10,452 thousand, and $10,574 thousand for the years ended December 31, 2017 and 2016, and 2015, respectively.

Investments

   The Company purchases unaffiliated mortgage loans under a master participation agreement, from MLIC, simultaneously with MLIC's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from MLIC during the years ended December 31, 2017, 2016, and 2015 was $1,800 thousand,
$2,500 thousand, and $10,500 thousand, respectively. In connection with the mortgage loan participations, MLIC collected mortgage loan principal and interest payments on the Company's behalf and MLIC remitted such payments to the Company in the amount of $197 thousand, $2 thousand, and $35 thousand during the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company did not report any investments in an insurance SCA for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2017.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company did not transfer invested assets to affiliates for the year ended December 31, 2017. The Company transferred invested assets to affiliates with a book/adjusted carrying value of $19,312 thousand and an estimated fair value of $22,792 thousand for the year ended December 31, 2016. The realized capital gains recognized on these transfers were $3,480 thousand during the year ended December 31, 2016.

   The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Advisers and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $8,019 thousand and $11,982 thousand at December 31, 2017 and 2016, respectively. Payables to affiliates, included in other liabilities, totaled $18,810 thousand and $2,401 thousand at December 31, 2017 and 2016, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                       2017                   2016
                              ---------------------- ----------------------
    Type                       Gross  Net of Loading  Gross  Net of Loading
    ----                      ------- -------------- ------- --------------
    Ordinary renewal......... $19,106    $17,489     $17,374    $15,235
    Personal health..........      91         91          68         68
                              -------    -------     -------    -------
      Total.................. $19,197    $17,580     $17,442    $15,303
                              =======    =======     =======    =======

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse Life, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (87,233) $ (90,007) $ (98,235)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(595,365) $(516,452) $(626,952)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  78,501  $ 120,362  $(133,258)

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                            2017       2016
                                                         ---------  ---------
  Reserves for life and health insurance and annuities:
     Reinsurance ceded.................................. $(870,714) $(969,627)
  Funds held under reinsurance treaties:
     Reinsurance ceded.................................. $  78,827  $  79,241

   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2017 and 2016. Assets held in trust for reinsurance agreements totaled $83,718 thousand at December 31, 2017 and $84,371 thousand at December 31, 2016 for related and unrelated reinsurers. Funds held under reinsurance treaties totaled $78,827 thousand and $79,241 thousand at December 31, 2017 and 2016, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                              2017     2016
                                             ------- -------
                   Balance at beginning of
                     year................... $37,218 $38,555
                   Amortization of deferred
                     gains on affiliated
                     reinsurance /(1)/......  52,099  (1,337)
                                             ------- -------
                   Balance at end of year... $89,317 $37,218
                                             ======= =======

         /(1)/See Note 4 - Related Party Information - "Reinsurance Agreements" for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,376 thousand and $2,326 thousand at December 31, 2017 and 2016, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2017 and 2016, the Company had $284,252 thousand and
$325,053 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$4,453 thousand and $5,228 thousand at December 31, 2017 and 2016, respectively.

   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes are as follows (in thousands):

                                                                   Ordinary
                                                      ----------------------------------
Item                                          Total   Life Insurance Individual Annuities
----                                        --------  -------------- --------------------
AG43 standard scenario excess.............. $(65,702)    $    --           $(65,702)
For excess of valuation net premiums over
  corresponding gross premiums.............     (772)       (772)                --
For surrender values in excess of reserves
  otherwise required and carried...........       50          50                 --
Guaranteed minimum death benefits..........   (2,155)     (2,155)                --
Reinsurance ceded..........................   65,304          --             65,304
                                            --------     -------           --------
Total...................................... $ (3,275)    $(2,877)          $   (398)
                                            ========     =======           ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $22,547 thousand, $22,615 thousand, and $22,604 thousand, represented approximately 9%, 8%, and 7% of the Company's direct premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   The amount of incurred policyholder dividends in 2017, 2016 and 2015, as reported in dividends to policyholders, was $4,582 thousand, $4,475 thousand, and $4,808 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

   A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                          2017    2016    2015
                                         ------  ------  ------
               Balance at January 1..... $5,177  $5,711  $5,849

               Incurred related to:
                  Current year..........    759     491     782
                  Prior years...........   (196)   (194)   (212)
                                         ------  ------  ------
                  Total incurred........    563     297     570
                                         ------  ------  ------

               Paid related to:
                  Current year..........    (69)    (26)    (52)
                  Prior years...........   (728)   (805)   (656)
                                         ------  ------  ------
                  Total paid............   (797)   (831)   (708)
                                         ------  ------  ------
               Balance at December 31... $4,943  $5,177  $5,711
                                         ======  ======  ======

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $196 thousand and $194 thousand in 2017 and 2016, respectively. The changes in 2017 and 2016, respectively, were

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

Note 10 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies were as follows at December 31, were as follows (dollars in thousands):

                                                          2017
                                     ----------------------------------------------
                                                  Separate
                                      General      Account                Percent of
                                      Account   Nonguaranteed    Total      Total
                                     ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less
     current surrender
     charge of 5% or more........... $   5,625   $       --   $    5,625      0.1%
   At fair value....................        --    4,705,135    4,705,135     89.5
                                     ---------   ----------   ----------    -----
       Total with market
         value
         adjustment or
         at fair value..............     5,625    4,705,135    4,710,760     89.6
   At book value without
     adjustment.....................   486,391           --      486,391      9.3
Not subject to
  discretionary
  withdrawal:.......................    40,708       18,830       59,538      1.1
                                     ---------   ----------   ----------    -----
   Total (gross)....................   532,724    4,723,965    5,256,689    100.0%
                                                                            =====
Reinsurance ceded...................  (356,525)          --     (356,525)
                                     ---------   ----------   ----------
   Total (net)...................... $ 176,199   $4,723,965   $4,900,164
                                     =========   ==========   ==========

                                                                           2016
                                                      ----------------------------------------------
                                                                   Separate
                                                       General      Account                Percent of
                                                       Account   Nonguaranteed    Total      Total
                                                      ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less current surrender charge of
     5% or more...................................... $  10,271   $       --   $   10,271      0.2%
   At fair value.....................................        --    4,592,407    4,592,407     88.7
                                                      ---------   ----------   ----------    -----
       Total with market value adjustment or at
         fair value..................................    10,271    4,592,407    4,602,678     88.9
   At book value without adjustment..................   518,300           --      518,300     10.0
Not subject to discretionary withdrawal:.............    39,303       17,701       57,004      1.1
                                                      ---------   ----------   ----------    -----
   Total (gross).....................................   567,874    4,610,108    5,177,982    100.0%
                                                                                             =====
Reinsurance ceded....................................  (383,365)          --     (383,365)
                                                      ---------   ----------   ----------
   Total (net)....................................... $ 184,509   $4,610,108   $4,794,617
                                                      =========   ==========   ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                  2017       2016
                                               ---------- ----------
           General Account:
              Annuities (excluding
                supplementary contracts with
                life contingencies)........... $  130,499 $  139,586
              Supplementary contracts with
                life contingencies............     37,889     37,069
              Deposit-type contracts..........      7,811      7,854
                                               ---------- ----------
                  Subtotal....................    176,199    184,509

           Separate Account:
              Annuities (excluding
                supplementary contracts)......  4,705,135  4,592,407
              Supplementary contracts with
                life contingencies............     15,816     15,221
              Other contract deposit funds....      3,014      2,481
                                               ---------- ----------
                  Total....................... $4,900,164 $4,794,618
                                               ========== ==========

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2017 and 2016, the Company's Separate Account assets that are legally insulated from the General Account claims are $8,101,052 thousand and $7,696,438 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                     Nonguaranteed Separate Accounts
                                     --------------------------------
                                          2017       2016       2015
                                     ---------- ---------- ----------
          Premiums, considerations
            or deposits for years
            ended December 31....... $  149,241 $  182,697 $  201,459
                                     ========== ========== ==========
          Reserves at December 31
          For accounts with assets
            at:
             Fair value............. $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========
          By withdrawal
            characteristics:
             At fair value.......... $8,060,189 $7,643,072 $7,847,723
             Not subject to
               discretionary
               withdrawal...........     18,830     17,702     17,964
                                     ---------- ---------- ----------
                 Total reserves..... $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2017       2016       2015
                                              ---------  ---------  ---------
  Transfers to Separate Accounts............. $ 148,615  $ 182,708  $ 202,012
  Transfers from Separate Accounts...........   930,877    857,158    952,417
                                              ---------  ---------  ---------
  Net transfers to (from) Separate Accounts..  (782,262)  (674,450)  (750,405)
  Reconciling difference.....................        --         --         --
                                              ---------  ---------  ---------
  Transfers as reported in the statements of
    operations of the General Account........ $(782,262) $(674,450) $(750,405)
                                              =========  =========  =========

Note 12 - Federal Income Tax

   For the period prior to the separation of Brighthouse from MetLife, the Company's Federal income tax return is consolidated with the following entities:

23rd Street Investments, Inc.                        MetLife Holdings, Inc.
334 Madison Euro Investments, Inc.                   MetLife Home Loans, LLC
Alpha Properties, Inc.                               MetLife Insurance Brokerage, Inc.
American Life Insurance Company                      MetLife Investors Distribution Company
Beta Properties, Inc.                                MetLife Reinsurance Company of Delaware
Borderland Investments, Ltd.                         MetLife Reinsurance Company of Charleston
Brighthouse Financial, Inc.                          MetLife Reinsurance Company of South Carolina
Brighthouse Life Insurance Company                   MetLife Reinsurance Company of Vermont
Brighthouse Life Insurance Company of NY             MetLife Tower Resources Group, Inc.
Brighthouse Holdings, LLC                            MetLife USA Assignment Company
Brighthouse Reinsurance Company of Delaware          MetLife
Brighthouse Services, LLC                            Metropolitan Casualty Insurance Company
Cova Life Management Company                         Metropolitan Direct Property and Casualty Insurance Company
Delaware American Life Insurance Company             Metropolitan General Insurance Company
Delta Properties Japan, Inc.                         Metropolitan Group Property & Casualty Insurance Company
Economy Fire & Casualty Company                      Metropolitan Life Insurance Company
Economy Preferred Insurance Company                  Metropolitan Lloyds Insurance Company of Texas
Economy Premier Assurance Company                    Metropolitan Lloyds, Inc.
Enterprise General Insurance Agency, Inc.            Metropolitan Property & Casualty Insurance Company
Epsilon Properties Japan, Inc.                       Metropolitan Tower Life Insurance Company
General American Life Insurance Company              Metropolitan Tower Realty Company, Inc.
Hyatt Legal Plans of Florida, Inc.                   Missouri Reinsurance, Inc.
Hyatt Legal Plans, Inc.                              Newbury Insurance Company Limited
International Technical and Advisory Services, Ltd.  One Financial Place Corporation
Iris Properties, Inc.                                Park Tower REIT, Inc.
Kappa Properties Japan, Inc.                         Safeguard Health Enterprises, Inc,
MetLife Assignment Company, Inc.                     Safeguard Health Plans, Inc. (CA)
MetLife Auto & Home Insurance Agency, Inc.           Safeguard Health Plans, Inc. (FL)
MetLife Consumer Services, Inc.                      Safeguard Health Plans, Inc. (NV)
MetLife Credit Corp.                                 Safeguard Health Plans, Inc. (TX)
MetLife Funding, Inc.                                SafeHealth Life Insurance Company
MetLife Global Benefits, Ltd.                        The Prospect Company
MetLife Global, Inc.                                 Transmountain Land & Livestock Company
MetLife Group, Inc.                                  White Oak Royalty Company
MetLife Health Plans, Inc.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at December 31, (in thousands):

                                     2017                        2016
                          --------------------------  --------------------------
                          Ordinary  Capital   Total   Ordinary  Capital   Total
                          --------  ------- --------  --------  ------- --------
Gross DTA................ $ 92,431   $  --  $ 92,431  $127,433   $  --  $127,433
Statutory valuation
  allowance adjustments..       --      --        --        --      --        --
                          --------   -----  --------  --------   -----  --------
Adjusted gross DTA.......   92,431      --    92,431   127,433      --   127,433
DTA nonadmitted..........  (51,256)     --   (51,256)  (78,371)     --   (78,371)
                          --------   -----  --------  --------   -----  --------
Subtotal net admitted DTA   41,175      --    41,175    49,062      --    49,062
DTL......................   (3,492)   (288)   (3,780)   (6,249)   (869)   (7,118)
                          --------   -----  --------  --------   -----  --------
Net admitted DTA/(Net
  DTL)................... $ 37,683   $(288) $ 37,395  $ 42,813   $(869) $ 41,944
                          ========   =====  ========  ========   =====  ========

                                                 Change
                                       --------------------------
                                       Ordinary  Capital   Total
                                       --------  ------- --------
             Gross DTA................ $(35,002)  $ --   $(35,002)
             Statutory valuation
               allowance adjustments..       --     --         --
                                       --------   ----   --------
             Adjusted gross DTA.......  (35,002)    --    (35,002)
             DTA nonadmitted..........   27,115     --     27,115
                                       --------   ----   --------
             Subtotal net admitted DTA   (7,887)    --     (7,887)
             DTL......................    2,757    581      3,338
                                       --------   ----   --------
             Net admitted DTA/(Net
               DTL)................... $ (5,130)  $581   $ (4,549)
                                       ========   ====   ========

   The amount of each result or component of the calculation for SSAP No. 101 - Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                    2017                     2016
                                                          ------------------------ ------------------------
                                                          Ordinary Capital  Total  Ordinary Capital  Total
                                                          -------- ------- ------- -------- ------- -------
Federal income taxes paid in prior years recoverable
  through loss carrybacks................................ $    --   $ --   $    -- $ 5,936   $ --   $ 5,936
Adjusted gross DTA expected to be realized (excluding
  the amount of DTA from above) after application of the
  threshold limitation (the lesser of 1 and 2 below).....  37,395     --    37,395  36,008     --    36,008
1. Adjusted gross DTA expected to be realized following
  the balance sheet date.................................  37,395     --    37,395  36,008     --    36,008
2. Adjusted gross DTA allowed per limitation threshold...     XXX    XXX    66,087     XXX    XXX    61,933
Adjusted gross DTA (excluding the amount of DTA from
  above) offset by gross DTL.............................   3,492    288     3,780   6,249    869     7,118
                                                          -------   ----   ------- -------   ----   -------
DTA admitted as the result of application of SSAP 101
  total.................................................. $40,887   $288   $41,175 $48,193   $869   $49,062
                                                          =======   ====   ======= =======   ====   =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                                            Change
                                                                   ------------------------
                                                                   Ordinary Capital  Total
                                                                   -------- ------- -------
Federal income taxes paid in prior years recoverable through loss carrybacks...................................................... $(5,936)  $  --  $(5,936)
Adjusted gross DTA expected to be realized (excluding the
  amount of DTA from above) after application of the threshold
  limitation (the lesser of 1 or 2 below).........................   1,387      --    1,387
1. Adjusted gross DTA expected to be realized following the
  balance sheet date..............................................   1,387      --    1,387
2. Adjusted gross DTA allowed per limitation threshold............     XXX     XXX    4,154
Adjusted gross DTA (excluding the amount of DTA from above)
  offset by gross DTL.............................................  (2,757)   (581)  (3,338)
                                                                   -------   -----  -------
DTA admitted as the result of application of SSAP 101 total....... $(7,306)  $(581) $(7,887)
                                                                   =======   =====  =======

                                                               2017      2016
                                                             --------  --------
RBC percentage used to determine recovery period and
  threshold limitation amount...............................     2738%     2522%
Amount of total adjusted capital used to determine recovery
  period and threshold limitation........................... $462,015  $432,316

   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2017 and 2016.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                          2017     2016    2015
                                        -------  -------  -------
              Federal.................. $15,717  $42,911  $46,812
              Foreign..................      --       --        4
                                        -------  -------  -------
                 Subtotal..............  15,717   42,911   46,816
              Federal income tax on
                net capital gains
                (losses)...............    (150)  (4,036)     219
                                        -------  -------  -------
              Federal and foreign
                income taxes incurred.. $15,567  $38,875  $47,035
                                        =======  =======  =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

                                                   2017      2016     Change
 DTA resulting from book/income tax differences: --------  --------  --------
            Ordinary:
               Employee benefits................ $ 34,609  $ 49,187  $(14,578)
              Deferred acquisition
                 costs..........................    8,644    22,179   (13,535)
              Policyholder
                 dividends accrual..............      935     1,663      (728)
              Policyholder reserves.............    8,020    10,252    (2,232)
               Ceding commissions...............   18,757    13,026     5,731
              Tax credit
                 carryforward...................   11,058    14,916    (3,858)
               Other............................    9,566    14,084    (4,518)
               Legal contingency................       56        60        (4)
               Nonadmitted assets...............      786     2,066    (1,280)
                                                 --------  --------  --------
            Gross ordinary DTA -
              (admitted and
              nonadmitted)......................   92,431   127,433   (35,002)
            Total ordinary DTA -
              (nonadmitted).....................  (51,256)  (78,371)   27,115
                                                 --------  --------  --------
            Total ordinary DTA -
              (admitted)........................   41,175    49,062    (7,887)
                                                 --------  --------  --------
            Capital:
               Investments......................       --        --        --
                                                 --------  --------  --------
            Gross capital DTA -
              (admitted and
              nonadmitted)......................       --        --        --
            Total capital DTA -
              (nonadmitted).....................       --        --        --
                                                 --------  --------  --------
            Total capital DTA -
              (admitted)........................       --        --        --
                                                 --------  --------  --------
            Total DTA - (admitted).............. $ 41,175  $ 49,062  $ (7,887)
                                                 ========  ========  ========
            DTL resulting from
              book/income tax
              differences:......................
             Investments - ordinary............. $ (3,492) $ (6,249) $  2,757
              Investments - capital.............     (288)     (869)      581
              Deferred and
               uncollected premiums.............       --        --        --
                                                 --------  --------  --------
               Total DTL........................   (3,780)   (7,118)    3,338
                                                 --------  --------  --------
             Net admitted DTA/(DTL)............. $ 37,395  $ 41,944    (4,549)
                                                 ========  ========
              Income tax effect of
                change in
                nonadmitted assets..............                      (27,115)
              Income tax effect of
                change in
                unrealized gains
                 (losses).......................                          142
              Additional minimum
                 pension liability..............                       (3,204)
              Prior period
                adjustment in
                 surplus........................                        8,137
                                                                     --------
               Change in net DTA................                     $(26,589)
                                                                     ========

   Before tax reform, the Company's gross DTA was $146,680 thousand and its gross DTL was $6,300 thousand (both at 35%). After tax reform, the Company's gross DTA was decreased by $54,249 thousand to $92,431 thousand and its gross DTL increased by $2,520 thousand to $3,780 thousand (both at 21%). The Company's non-admitted DTA was $85,426 thousand before tax reform and is $51,256 thousand after tax reform (a decrease of $34,171 thousand). The Company's admitted net DTA/DTL decreased by $6,500 thousand after the net impact of tax reform.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                    2016      2015     Change
  DTA resulting from book/income tax differences: --------  --------  -------
             Ordinary:
                Employee benefits................ $ 49,187  $ 49,076  $   111
               Deferred acquisition
                  costs..........................   22,179    30,404   (8,225)
               Policyholder
                  dividends accrual..............    1,663        --    1,663
               Policyholder reserves.............   10,252    15,275   (5,023)
                Ceding commissions...............   13,026    13,494     (468)
               Tax credit
                  carryforward...................   14,916    11,761    3,155
                Other............................   14,084     9,594    4,490
                Legal contingency................       60        --       60
                Nonadmitted assets...............    2,066     2,960     (894)
                                                  --------  --------  -------
             Gross ordinary DTA -
               (admitted and
               nonadmitted)......................  127,433   132,564   (5,131)
             Total ordinary DTA -
               (nonadmitted).....................  (78,371)  (74,473)  (3,898)
                                                  --------  --------  -------
             Total ordinary DTA -
               (admitted)........................   49,062    58,091   (9,029)
                                                  --------  --------  -------
             Capital:
                Investments......................       --         5       (5)
                                                  --------  --------  -------
             Gross capital DTA -
               (admitted and
               nonadmitted)......................       --         5       (5)
             Total capital DTA -
               (nonadmitted).....................       --        (5)       5
                                                  --------  --------  -------
             Total capital DTA -
               (admitted)........................       --        --       --
                                                  --------  --------  -------
             Total DTA - (admitted).............. $ 49,062  $ 58,091  $(9,029)
                                                  ========  ========  =======
             DTL resulting from
               book/income tax
               differences:......................
              Investments - ordinary............. $ (6,249) $(12,488) $ 6,239
               Investment - capital..............     (869)       --     (869)
               Deferred and
                uncollected premiums.............       --         1       (1)
                                                  --------  --------  -------
                Total DTL........................   (7,118)  (12,487)   5,369
                                                  --------  --------  -------
              Net admitted DTA/(DTL)............. $ 41,944  $ 45,604   (3,660)
                                                  ========  ========
               Income tax effect of
                 change in
                 nonadmitted assets..............                       3,893
               Income tax effect of
                 change in
                 unrealized gains
                  (losses).......................                         238
               Income tax effect on
                 pension accounting..............                       1,966
                                                                      -------
                Change in net DTA................                     $ 2,437
                                                                      =======

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2017.

   The Company had tax credit carryforwards of $2 thousand at December 31, 2017 which expire from 2028 to 2029 and $11,056 thousand with no expiration date.

   The Company did not have Federal income taxes available at December 31, 2017 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2017 under Section 6603 of the Code.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the years ended December 31 were as follows (in thousands):

                                                                                         2017      2016      2015
                                                                                       --------  --------  --------
Gain (loss) from operations after dividends to policyholders and before Federal income tax @ 35%.................................................................... $ 28,501  $ 52,216  $ 71,171
Net realized capital gains (losses) @ 35%.............................................      426    (3,142)      491
Tax effect of:
Rate Revaluation due to Tax Reform....................................................   51,729        --        --
Employee matters agreement............................................................    8,137        --        --
Change in nonadmitted assets..........................................................      756       894     1,175
Fines, fees and other nondeductible expenses..........................................        2       221         2
Call center prior period adjustment in surplus........................................       --     1,751       110
Nontaxable investment income..........................................................       --    (1,523)     (725)
Interest maintenance reserve..........................................................      (13)     (283)     (367)
Other.................................................................................      (24)     (817)       --
Tax exempt income.....................................................................     (115)       --        --
Tax credits...........................................................................     (972)   (1,092)     (827)
Prior years adjustments and accruals..................................................   (1,233)    2,617     4,878
Tax effect of separation items from MetLife...........................................   (2,331)       --        --
Separate Account dividend received deduction..........................................  (13,816)  (12,653)  (12,107)
Uncertain tax positions...............................................................  (20,754)       --        --
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========
Federal and foreign income taxes incurred (benefit) including tax on realized capital gains (losses)...................................................................... $ 15,567  $ 38,875  $ 47,035
Change in net DTA.....................................................................   26,589    (2,437)   16,656
Prior period adjustment in surplus....................................................    8,137     1,751       110
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========

   The Company files income tax returns with the U.S. Federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiaries. The Company is no longer subject to U.S. Federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2007, except for 2003 through 2006, where the IRS disallowance relates to tax policyholder liability deductions and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017 and 2016, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets (SSAP 5R"), of $1,455 thousand and $19,784 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                              2017      2016
                                            --------  -------
                  Balance at beginning of
                    year................... $ 19,784  $20,649
                  Net change for tax
                    positions of current
                    year...................       65      500
                  Net change for tax
                    positions of prior
                    years..................     (439)    (981)
                  Settlements with tax
                    authorities............  (17,955)    (384)
                                            --------  -------
                  Balance at end of year... $  1,455  $19,784
                                            ========  =======

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded ($3,317) thousand, $197 thousand, and $0 of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had $110 thousand, $5,274 thousand, and $5,076 thousand accrued for the payment of interest at December 31, 2017, 2016, and 2015, respectively.

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) represented (or reduced) by each item below at December 31, was as follows (in thousands):

                                             2017      2016      2015
                                           --------  --------  --------
        Unrealized capital gains (losses). $ (8,480) $ (8,744) $ (9,186)
        Nonadmitted asset values.......... $(58,182) $(86,541) $(82,935)
        Asset valuation reserve........... $(14,658) $(17,052) $(21,289)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2017, the Company could pay its parent a stockholder dividend in 2018 of $65,713 thousand without required prior approval of the Commissioner.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company paid an ordinary cash dividend of $106,000 thousand to its parent, Brighthouse Holdings, on December 11, 2017. The Company did not receive any capital contributions in 2017, 2016, or 2015.

Note 14 - Employee Benefit Plans

Pension Plans and Other Benefits

   The Company sponsors a qualified and a nonqualified defined benefit pension plan as well as unfunded other postretirement benefit plans covering former employees and sales representatives, retirees and certain dependents. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively and are closed to new entrants. Participants became fully vested in their accrued plan benefits as of that date. The Company accounts for the New England Agency Retirement Plan ("AERP Plan") as a single employer plan. The obligations of the pension and postretirement plans, along with the related net periodic expense, are included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus and disclosures below. All benefit payments related to the nonqualified defined pension and other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to its ultimate parent Brighthouse.

   Formerly, the Company's employees, sales representatives and retirees participated in funded qualified and unfunded non-qualified defined benefit pension plans and a postretirement plan sponsored by MLIC, the company's former affiliate. The Company ceased participation in these plans as of December 31, 2016. Pension benefits were provided utilizing either a traditional formula or cash balance formula. The traditional formula provided benefits based upon years of credited service and final average earnings. The cash balance formula utilized hypothetical or notional accounts which credited participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified pension plans provided supplemental benefits in excess of limits applicable to a qualified plan.

   The Company was allocated both pension and other postretirement expenses from MLIC corresponding with benefits provided to the employees that support the Company and did not bear direct obligation for benefits under these benefit plans. These allocations ceased December 31, 2016. Therefore, the assets and obligations of these benefit plans were not included in the accompanying Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus or the additional disclosures below. The Company's share of pension expense was $0, $8,376 thousand, and $3,529 thousand for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company's share of other postretirement expense was $0, $352 thousand, and $482 for the years ended December 31, 2017, 2016, and 2015, respectively. The allocated pension and postretirement benefit expenses were based on the proportionate share of the general expenses of the Company. The combined allocated pension and other postretirement benefit expense was included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus.

   As of December 31, 2016, the transition impacts of SSAP 92 and SSAP 102 were complete thus the year ended December 31, 2017 had no impact to surplus.

   At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans. At December 31, 2016, the post-tax surplus impact was a decrease of $527 thousand for other postretirement benefit plans. At December 31, 2015, the post-tax surplus impact was a decrease of $1,279 thousand for other postretirement benefit plans.

   A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the Company's AERP Plan and Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan") and its other postretirement plans at December 31, was as follows (in thousands):

Change in Pension Benefit Obligation

                                                                  Overfunded      Underfunded
                                                                -------------- -----------------
                                                                  2017    2016   2017     2016
                                                                --------  ---- -------  --------
Benefit obligation at beginning of year........................ $153,066  $--  $65,877  $212,725
Service cost...................................................      248   --       --       210
Interest cost..................................................    6,485   --    2,762     9,417
Actuarial (gains) losses.......................................    9,213   --    1,537     4,852
Benefits paid..................................................   (7,307)  --   (3,825)   (8,490)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................       --   --    4,576       229
                                                                --------  ---  -------  --------
Benefit obligation at end of year.............................. $161,705  $--  $70,927  $218,943
                                                                ========  ===  =======  ========

Change in Postretirement Benefit Obligation

                                                                   Underfunded
                                                                ----------------
                                                                  2017     2016
                                                                -------  -------
Benefit obligation at beginning of year........................ $37,148  $32,103
Service cost...................................................      --       18
Interest cost..................................................   1,613    1,663
Contribution by plan participants..............................   2,749    2,252
Actuarial (gains) losses.......................................   6,687   (2,185)
Benefits paid..................................................  (8,157)  (5,717)
Plan amendments................................................      --     (893)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................      --    9,907
                                                                -------  -------
Benefit obligation at end of year.............................. $40,040  $37,148
                                                                =======  =======

Change in Postemployment & Compensated Absence Benefit Obligation

   The Company did not have any special or contractual benefits per SSAP
No. 11, Postemployment Benefits & Compensated Absences, during 2017 and 2016.

Change in Plan Assets

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016       2017        2016
                                  --------  --------   -------     -------
        Fair value of plan
          assets at beginning of
          year................... $155,323  $147,921  $    --     $    --
        Actual return on plan
          assets.................   16,934    11,023       --          --
        Reporting entity
          contribution...........    3,825     4,869    5,408       3,465
        Plan participants'
          contributions..........       --        --    2,749       2,252
        Benefits paid............  (11,132)   (8,490)  (8,157)     (5,717)
                                  --------  --------   -------     -------
        Fair value of plan
          assets at end of year.. $164,950  $155,323  $    --     $    --
                                  ========  ========   =======     =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Reconciliation of Funded Status

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016      2017        2016
                                  --------  --------   --------    --------
       Overfunded:
          Assets (nonadmitted)... $  3,245  $     --  $     --    $     --
       Underfunded:
          Liabilities recognized
          Liability for pension
            benefits............. $(70,927) $(63,620) $(40,040)   $(37,148)
          Total liabilities
            recognized........... $(70,927) $(63,620) $(40,040)   $(37,148)
          Unrecognized
            liabilities.......... $     --  $     --  $     --    $     --

   The ABO for all defined benefit pension plans was $232,632 thousand and $218,943 thousand at December 31, 2017 and 2016, respectively.

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                 Pension Benefits      Postretirement Benefits
                            -------------------------  -----------------------
                              2017     2016      2015    2017     2016    2015
                            -------  -------  -------  ------  -------  ------
  Service cost and expenses $   248  $   210  $   209  $   --  $    18  $  219
  Interest cost............   9,246    9,417    9,021   1,613    1,663   1,419
  Expected return on plan
    assets.................  (8,693)  (8,365)  (8,778)     --       --      --
  Amortization of (gains)
    and losses.............      41      132     (428)   (163)    (275)    461
  Amortization of prior
    service cost or
    (credit)...............      --       --       --     (16)     243   1,683
  Gain or loss recognized
    due to a settlement or
    curtailment............      --      229       --      --   15,349      --
                            -------  -------  -------  ------  -------  ------
  Total net periodic
    benefit cost........... $   842  $ 1,623  $   880  $1,434  $16,998  $2,860
                            =======  =======  =======  ======  =======  ======

   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                               Pension Benefits       Postretirement Benefits
                          -------------------------  -------------------------
                            2017     2016      2015     2017     2016     2015
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost - prior
  year................... $20,162  $18,100  $14,312  $(4,336) $ 3,342  $(2,365)
Net prior service cost
  or credit arising
  during the period......      --       --       --       --   (6,838)   2,725
Net prior service cost
  or credit recognized...      --       --       --       16     (243)  (1,683)
Net gain and loss
  arising during the
  period.................   2,510    2,194    4,216    6,687   (2,185)   2,236
Net gain and loss
  recognized.............     (41)    (132)    (428)     163      275      461
Transition surplus
  recognized.............      --       --       --       --      810    1,968
Change due to special
  event - curtailment....      --       --       --       --      503       --
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost -
  current year........... $22,631  $20,162  $18,100  $ 2,530  $(4,336) $ 3,342
                          =======  =======  =======  =======  =======  =======

   The amounts in unassigned surplus (deficit) expected to be recognized in the next fiscal year as components of net periodic benefit cost, were as follows (in thousands):

                                  Pension Benefits   Postretirement Benefits
                                -------------------- -----------------------
                                  2017   2016   2015   2017    2016    2015
                                ------ ------ ------ ------  ------  ------
      Net prior service cost
        or (credit)............  $--    $--    $--    $(16)   $(16)  $1,621
      Net recognized (gains)
        and losses.............  $79    $--    $--    $ 27    $180   $  642

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                        Pension Benefits      Postretirement Benefits
                                    ------------------------  -----------------------
                                     2017    2016      2015     2017     2016    2015
                                    ------- ------- --------  ------  -------  ------
Net transition asset or obligation. $    -- $    -- $     --  $   --  $    --  $   --
Net prior service cost or (credit). $    -- $    -- $     --  $ (238) $  (254) $6,827
Net recognized (gains) and losses.. $22,631 $20,162 $(18,100) $2,768  $(4,082) $3,485

Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans at December 31, are as follows:

                                          2017  2016  2015
                                          ----  ----  ----
                     Weighted-average
                       discount rate -
                       pension........... 3.90% 4.30% 4.50%
                     Weighted-average
                       discount rate -
                       postretirement.... 3.90% 4.60% 4.60%
                     Rate of
                       compensation
                       increase..........  N/A   N/A  4.50%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans at December 31, are as follows:

                                            2017  2016  2015
                                            ----  ----  ----
                  Weighted-average
                    discount rate -
                    pension &
                    postretirement......... 4.32% 4.43% 4.10%
                  Expected long-term rate
                    of return on plan
                    assets /(1)/........... 5.75% 5.75% 5.75%
                  Rate of compensation
                    increase...............  N/A   N/A  4.50%

         /(1)/The weighted expected return on plan assets is currently anticipated to be between 4.75% and 5.75%, which will be determined when the Brighthouse benefit plan investment committee reviews and approves the entirety of the investment policy including the future investment allocation targets on a post-separation basis.

   The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. For the pension plans, a discount rate of 4.30% and for the postretirement plans, a discount rate of 4.45% were used in calculating benefit expense in 2017. For the pension plans, discount rates of 4.20% to 4.50% and for the postretirement plans, discount rates of 4.40% to 4.60% were used in calculating benefit expense in 2016 due to a curtailment. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The expected return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be between 4.75% and 5.75% for pension benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2017 was 5.0% for pre-Medicare and 6.5% for post-Medicare, respectively generally decreasing for pre-Medicare until 2086 reaching the ultimate rate of 4.0% and for post-Medicare until 2092 reaching the ultimate rate of 4.3%. The assumed health care cost trend rates used in measuring the accumulated postretirement net periodic benefit cost in 2017

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

was 6.8% for pre-Medicare and 17.9% for post-Medicare, respectively generally decreasing for pre-Medicare until 2077 reaching the ultimate rate of 4.0% and for post-Medicare until 2074 reaching the ultimate rate of 3.9%.

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percent point change in assumed health care cost trend rates would have the following effects (in thousands):

                                               One Percent
                                            ----------------
                                            Increase Decrease
                                            -------- --------
                  Effect on total of
                    service and interest
                    cost components........  $   56  $   (51)
                  Effect of accumulated
                    postretirement benefit
                    obligation.............  $1,386  $(1,313)

Plan Assets

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. The only plan that has assets is the qualified pension plan. Its assets are held in group annuity insurance contracts. All of these contracts are issued by MLIC, as of the disaffiliation date the Company's former insurance affiliate. The assets under these contracts are held in either insurance Separate Accounts or General Accounts that have been established by the Company. The underlying assets of the Separate Accounts and General Accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments, hedge fund investments and the general account assets of the insurance provider, MLIC.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the Separate Accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance Separate Account. The assets of the qualified pension plan are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The qualified plan is managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plans' funded status; (ii) minimizing the volatility of the Invested Plans' funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plans' investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plans' assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the Invested Plans:

                                                      Target
                                        2017 2016 Allocation/ (1)/
                                        ---- ---- ---------------
              Fixed maturities......... 100%  79%       80%
              Equity securities........  --   21        20%
                                        ---  ---
              Total.................... 100% 100%
                                        ===  ===

         /(1)/In an effort to limit variability at the time of separation from MetLife, just prior to Separation, MetLife changed the actual allocation to 100% fixed maturity securities, which was permitted under the approved investment policy so long as the change did not remain in place without action by the appropriate governing body with respect thereto for a period of more than one year. Brighthouse's benefit plan investment committee is in the process of reviewing the entirety of the investment policy including the future investment allocation targets on a post-separation basis and update the policy as appropriate.

   The pension plan assets are measured at estimated fair value on a recurring basis were determined as described above in "Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2017
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $44,631     $101,529   $   371  $146,531
        Interest in insurance
          company General
          Accounts.......................       --           --    18,419    18,419
                                           -------     --------   -------  --------
        Total plan assets................  $44,631     $101,529   $18,790  $164,950
                                           =======     ========   =======  ========

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2016
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $73,000      $82,153    $124    $155,277
        Interest in insurance
          company General
          Accounts.......................       --           --      46          46
                                           -------      -------    ----    --------
        Total plan assets................  $73,000      $82,153    $170    $155,323
                                           =======      =======    ====    ========

   A rollforward of all pension benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows (in thousands):

                                      Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -------------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                              Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                          December 31,
class of plan assets      2017    Level 3  Level 3  Still Held   Sold    Purchases Issuances  Sales   Settlements     2017
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -------  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............    $120    $   309   $(252)     $(53)      $--      $295       $57    $   (16)    $(89)      $   371
Interest in Insurance
 Company General
 Accounts.............      50     25,567      --       122        --        --        --     (7,320)      --        18,419
                          ----    -------   -----      ----       ---      ----       ---    -------     ----       -------
                          $170    $25,876   $(252)     $ 69       $--      $295       $57    $(7,336)    $(89)      $18,790
                          ====    =======   =====      ====       ===      ====       ===    =======     ====       =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                     Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -----------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                            Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                        December 31,
class of plan assets      2016    Level 3  Level 3  Still Held   Sold    Purchases Issuances Sales  Settlements     2016
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -----  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............   $1,004     $29     $(696)     $69        $(2)     $ 79       $ 1    $(251)    $(113)       $120
Interest in Insurance
 Company General
 Accounts.............        4      --        --       --         --        46        --       --        --          50
                         ------     ---     -----      ---        ---      ----       ---    -----     -----        ----
                         $1,008     $29     $(696)     $69        $(2)     $125       $ 1    $(251)    $(113)       $170
                         ======     ===     =====      ===        ===      ====       ===    =====     =====        ====

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions will be required for 2018. The Company does not have any regulatory contribution requirements for 2017. For information of employer contributions, see "Change in plan assets."

   Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. These payments are expected to be $3,757 thousand in 2018. As stated above, all benefit payments related to the nonqualified defined benefit pension plan are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Postretirement benefits, other than those provided under qualified pension plans, are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims and life insurance premiums as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $3,961 thousand towards benefit obligations in 2018 to pay postretirement medical claims. As stated above, all benefit payments related to the other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Gross benefit payments for the next 10 years are expected to be as follows (in thousands):

              Year                      Pension and Other Benefits
              ----                      --------------------------
              2018.....................          $15,145
              2019.....................          $15,325
              2020.....................          $15,461
              2021.....................          $16,651
              2022.....................          $16,521
              2023-2027................          $81,428

Savings and Investment Plans

   The Company sponsors a frozen savings and investment plan for substantially all retirees. The Company made no contributions to the plan for the years ended December 31, 2017 and 2016, respectively. The Company contributed $192 thousand to the plan for the year ended December 31, 2015.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 15 - Leases

Lease Commitments

   The Company did not have any leases having initial or remaining noncancelable lease terms in excess of one year during 2017, 2016 and 2015.

Lease Expense

   Rent expense under leases for office space, recorded in insurance expenses and taxes (other than Federal income and capital gains taxes) was $0, $104 thousand and $504 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

Note 16 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2017, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $608 thousand asset for the related premium tax offset. As of December 31, 2016, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $703 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the periods the related premium tax offsets are expected to be realized are unknown at this time.

   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2017 and revised estimated premium tax offsets for accrued liabilities:

                         Assets Recognized from Paid and Accrued Premium Tax Offsets (in thousands)
                         --------------------------------------------------------------------------
                         Balance as of
                           December 31, 2016............................. $703
                         Decreases current year:
                            Premium tax offset -
                              paid assessments...........................  185
                         Increases current year:
                            Est. premium tax
                              offset - accrued
                              assessments................................   90
                                                                                     ----
                         Balance as of
                           December 31, 2017............................. $608
                                                                                     ====

   The Company did not receive refunds of assessments for the years ended December 31, 2017, 2016, and 2015. Assessments levied against the Company were $134 thousand for year ended December 31, 2017, $22 thousand for the year ended December 31, 2016, and $17 thousand for the year ended December 31, 2015.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made. For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made. For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practice Claims. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Diversified Lending Group Litigations. Hartshorne v. MetLife Inc., et al (Los Angeles County Superior Court, filed March 25, 2015). Plaintiffs have named MetLife, MetLife Securities, Inc. and the Company in 12 related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to a Ponzi scheme involving the Diversified Lending Group. All but one of the plaintiffs have resolved their claims with the defendants. The Company intends to vigorously defend the remaining claim.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Unclaimed Property Litigation. Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse et al (Supreme Court, New York County, NY, second amended complaint filed November 17,
2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse, and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,256 thousand and $1,109 thousand at December 31, 2017 and 2016, respectively.

Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $0 and $13,580 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Financial Guarantees

   At December 31, 2017, the Company was obligor under the following guarantees and indemnities (in thousands):

             (1)                              (2)                      (3)                          (4)
             ---                              ---                      ---                          ---
                                   Liability recognition of                             Maximum potential amount of
          Nature and                  guarantee. (Include                              future payments (undiscounted)
       circumstances of              amount recognized at       Ultimate financial    the guarantor could be required
      guarantee and key            inception. If no initial     statement impact if   to make under the guarantee. If
     attributes, including           recognition, document       action under the          unable to develop an
     date and duration of           exception allowed under        guarantee is                  estimate,
          agreement                        SSAP 5R.)                required.        this should be specifically noted.
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to
   indemnify Great West Life
     and Annuity Insurance           No liability has been
  Company for losses arising          established as the
      out of breaches of         indemnification is for future
 representations and covenants    events for which neither a                             $250 thousand for losses
    by the Company under an        probability of occurrence                            arising out of breaches of
   Asset Purchase Agreement        nor a reasonable estimate                            representation; there is no
     and certain ancillary        can be established at this                           cap on losses arising out of
          agreements.                        time.                   Expense               breaches of covenants
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to                                                          Since this obligation is not
   indemnify the proprietary                                                            subject to limitations, the
  mutual fund, offered by the                                                          Company does not believe that
  Separate Accounts, and the       Intercompany and related                             it is possible to determine
 fund's directors and officers     party guarantees that are                           the maximum potential amount
    as provided in certain        considered "unlimited" and                            that could become due under
   Participation Agreements.       as such are excluded from                              these guarantees in the
                                         recognition.                Expense                      future.
------------------------------------------------------------------------------------------------------------------------
   The Company has provided
     certain indemnities,
       guarantees and/or
 commitments to affiliates and
 third parties in the ordinary
course of its business. In the
   context of acquisitions,
 dispositions, investments and
    other transactions, the          No liability has been                             Since this obligation is not
     Company has provided             established as the                                subject to limitations, the
  indemnities and guarantees     indemnification is for future                         Company does not believe that
 that are triggered by, among     events for which neither a                            it is possible to determine
   other things, breaches of       probability of occurrence                           the maximum potential amount
representations, warranties or     nor a reasonable estimate                            that could become due under
   covenants provided by the      can be established at this                              these guarantees in the
           Company.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
                                  events for which neither a                            it is possible to determine
  The Company indemnifies its      probability of occurrence                           the maximum potential amount
   directors and officers as       nor a reasonable estimate                            that could become due under
 provided in its charters and     can be established at this                              these guarantees in the
           by-laws.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
  The Company indemnifies its     events for which neither a                            it is possible to determine
agents for liabilities incurred    probability of occurrence                           the maximum potential amount
     as a result of their          nor a reasonable estimate                            that could become due under
     representation of the        can be established at this                              these guarantees in the
     Company's interests.                    time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
Total                                         $--                                                  $250

               (4)                            (5)
               ---                            ---
   Maximum potential amount of
  future payments (undiscounted)
 the guarantor could be required       Current status of
 to make under the guarantee. If    payment or performance
      unable to develop an          risk of guarantee. Also
            estimate,                 provide additional
this should be specifically noted. discussion as warranted.
-------------------------------------------------------------





    $250 thousand for losses
   arising out of breaches of
   representation; there is no      The Company has made no
  cap on losses arising out of     payments on the guarantee
      breaches of covenants            since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------








  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
              $250

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

   Aggregate maximum potential of future payments of all guarantees
     (undiscounted) the guarantor could be required to make under guarantees......................................................... $250
   Current liability recognized in financial statement:
      Noncontingent liabilities......................................... $ --
      Contingent liabilities............................................ $ --
   Ultimate financial statement impact if action under the guarantee is required.
      Investments in SCA entities....................................... $ --
      Joint venture..................................................... $ --
      Dividends to stockholder (capital contribution)................... $ --
      Expense........................................................... $250
      Other............................................................. $ --
                                                                         ----
          Total......................................................... $250
                                                                         ====

Note 17 - Retained Assets

   The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that were opened or remained open during calendar year 2017 are 3.5%, 3.0%, 1.5% and 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that equal or exceed at least one of the following indices: the prior week's Money Fund Report Averages/TM//Government 7-Day Simple Yield (a leading index of government money market mutual fund rates) or the Bank Rate Monitor/TM/, National Money Market Rate Index (a leading index of rates paid by 100 large banks and thrifts on money market accounts). During calendar year 2017, all TCAs received interest at the account's guaranteed minimum annual effective interest rate. Both indices were well below 0.5% during all of 2017.

   For group life insurance, the group policyholder (i.e., the employer) may select a settlement option, including the TCA or a check, or may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment of benefits under most of the Company's group life insurance programs, subject to state law and a minimum benefit amount. For individual life insurance, the individual policyholder may select a settlement option, including a TCA or a check or he or she may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment under most of the Company's individual life insurance policies, subject to state law and a minimum benefit amount. The Company always honors a beneficiary's request for a check. Certain administrative and recordkeeping services for TCAs and clearing services for drafts written from TCAs are provided by an unaffiliated bank (the "Administrator").

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

    .  Draft Copy: $2.00

    .  Stop Payment: $10.00

    .  Overdrawn TCA: $15.00

    .  Wire Transfer: $10.00

   Accountholders are charged the same amount for these special services as the Administrator charges the Company.

   In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2017            2016
                                     --------------- ---------------
                                     Number Balance  Number Balance
                                     ------ -------- ------ --------
           Up and including 12
             Months.................    24  $  5,188   159  $ 39,298
           13 to 24 Months..........   131    27,524   159    22,539
           25 to 36 Months..........   140    17,887   139    21,704
           37 to 48 Months..........   121    19,629   136    14,776
           49 to 60 Months..........   122    13,749   130    15,886
           Over 60 Months...........   748    72,687   741    60,788
                                     -----  -------- -----  --------
              Total................. 1,286  $156,664 1,464  $174,991
                                     =====  ======== =====  ========

   A reconciliation of the Company's TCA for the year ended December 31, 2017 was as follows (in thousands, except number of asset accounts):

                                               Individual
                                             ---------------
                                                    Balance/
                                             Number  Amount
                                             ------ --------
                   Beginning of year........ 1,464  $174,991
                   Accounts issued/added....    29     8,130
                   Investment earnings
                     credited...............   N/A     4,989
                   Fees and other charges
                     assessed/ (1)/.........   N/A        --
                   Transferred to state
                     unclaimed property
                     funds..................    --        --
                   Closed/withdrawn.........   207    31,446
                                             -----  --------
                   End of year.............. 1,286  $156,664
                                             =====  ========

      /(1)/Fees and other charges assessed were less than $1 thousand for the year ended December 31, 2017, which may also include other account adjustments.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 18 - Subsequent Events

   Effective April 2, 2018, the Company executed an intercompany loan to Brighthouse. This transaction resulted in a decrease in cash and cash equivalents of $40,000 thousand and an increase to other assets of $40,000 thousand.

   The Company has evaluated events subsequent to December 31, 2017 through April 12, 2018, which is the date these financial statements were available to be issued, and other than the above item, has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

                         Description               Page

                         SCHEDULE 1
                           Statutory Selected
                            Financial Data As of
                            and for the Year
                            Ended December 31,
                            2017..................   65

                         SCHEDULE 2
                           Supplemental
                            Investment Risks
                            Interrogatories As of
                            and for the Year
                            Ended December 31,
                            2017..................   69

                         SCHEDULE 3
                           Statutory Summary
                            Investment
                            Schedule As of and
                            for the Year Ended
                            December 31, 2017.....   74

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Investment Income Earned
   U.S. government bonds............................................... $    6,045,130
   Other bonds (unaffiliated)..........................................     61,594,603
   Bonds of affiliates.................................................             --
   Preferred stocks (unaffiliated).....................................             --
   Preferred stocks of affiliates......................................             --
   Common stocks (unaffiliated)........................................             --
   Common stocks of affiliates.........................................             --
   Mortgage loans......................................................      4,470,648
   Real estate.........................................................             --
   Contract loans......................................................     23,625,677
   Cash, cash equivalents and short-term investments...................        336,855
   Derivatives.........................................................      1,581,117
 Other invested assets.................................................      1,755,026
   Aggregate write-ins for investment income...........................      2,513,999
                                                                        --------------
     Gross investment income........................................... $  101,923,055
                                                                        ==============

Real Estate Owned - Book Value Less Encumbrances....................... $           --
                                                                        ==============
Mortgage Loans - Book Value............................................
 Agricultural mortgages................................................ $   75,055,987
 Residential mortgages.................................................             --
 Commercial mortgages..................................................     27,254,307
                                                                        --------------
   Total mortgage loans................................................ $  102,310,294
                                                                        ==============

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $  102,310,294
                                                                        ==============
 Good standing with restructured terms................................. $           --
                                                                        ==============
 Interest overdue more than three months, not in foreclosure........... $           --
                                                                        ==============
 Foreclosure in process................................................ $           --
                                                                        ==============

Other Long Term Invested Assets - Statement Value...................... $   12,530,512
                                                                        ==============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $           --
                                                                        ==============
 Preferred Stocks...................................................... $           --
                                                                        ==============
 Common Stocks......................................................... $           --
                                                                        ==============

Bonds and Short-Term Investments by Class and Maturity:
 Bonds by Maturity - Statement Value
   Due within one year or less......................................... $  110,302,358
   Over 1 year through 5 years.........................................    429,942,503
   Over 5 years through 10 years.......................................    483,694,409
   Over 10 years through 20 years......................................    189,305,332
   Over 20 years.......................................................    163,707,201
   No maturity date....................................................             --
                                                                        --------------
       Total by Maturity............................................... $1,376,951,803
                                                                        ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Bond by Class - Statement Value
  Class 1............................................................. $  751,019,921
  Class 2.............................................................    497,605,948
  Class 3.............................................................     99,516,652
  Class 4.............................................................     28,290,764
  Class 5.............................................................        241,018
  Class 6.............................................................        277,500
                                                                       --------------
   Total by Class..................................................... $1,376,951,803
                                                                       ==============
  Total Bonds Publicly Traded......................................... $  854,782,800
                                                                       ==============
  Total Bonds Privately Placed........................................ $  522,169,003
                                                                       ==============
Preferred Stocks - Book/Adjusted Carrying Value....................... $           --
                                                                       ==============
Common Stocks - Fair Value............................................ $           --
                                                                       ==============
Short Term Investments - Book/Adjusted Carrying Value................. $    9,987,932
                                                                       ==============
Options, Caps and Floors Owned - Book/Adjusted Carrying Value......... $           --
                                                                       ==============
Options, Caps and Floors Written and In-force - Book/Adjusted
  Carrying Value...................................................... $           --
                                                                       ==============
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying
  Value............................................................... $   10,343,662
                                                                       ==============
Futures Contracts Open - Book/Adjusted Carrying Value................. $           --
                                                                       ==============
Cash on Deposit....................................................... $   (1,690,059)
                                                                       ==============
Life Insurance In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   22,762,274
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $       35,893
                                                                       ==============
Amount of Accidental Death Insurance In-Force Under Ordinary Policies
  (000's)............................................................. $       79,286
                                                                       ==============
Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   10,717,869
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $           --
                                                                       ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

      As of and for the Year Ended December 31, 2017
      ----------------------------------------------
      Supplementary Contracts In-Force:
       Ordinary - Not Involving Life Contingencies
         Amount on Deposit................................ $  164,039,948
                                                           ==============
         Income Payable................................... $    1,768,235
                                                           ==============
       Ordinary - Involving Life Contingencies
         Income Payable................................... $    3,978,543
                                                           ==============
       Group - Not Involving Life Contingencies
         Amount on Deposit................................ $           --
                                                           ==============
         Income Payable................................... $           --
                                                           ==============
       Group - Involving Life Contingencies
         Income Payable................................... $           --
                                                           ==============
      Annuities:
       Ordinary
         Immediate - Amount of Income Payable............. $       27,158
                                                           ==============
         Deferred - Fully Paid Account Balance............ $           --
                                                           ==============
         Deferred - Not Fully Paid Account Balance........ $5,059,364,265
                                                           ==============
       Group:
         Amount of Income Payable......................... $       73,458
                                                           ==============
         Fully Paid Account Balance....................... $       22,379
                                                           ==============
         Not Fully Paid Account Balance................... $           --
                                                           ==============
       Accident and Health Insurance - Premiums In-Force:
         Ordinary......................................... $    6,616,046
                                                           ==============
         Group............................................ $           --
                                                           ==============
         Credit........................................... $           --
                                                           ==============
       Deposit Funds and Dividend Accumulations:
         Deposit Funds - Account Balance.................. $           --
                                                           ==============
         Dividend Accumulations - Account Balance......... $           --
                                                           ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Claim Payments For The Year Ended December 31, 2017 (000's):
 Group Accident and Health
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

 Other Accident & Health
   2017..................................................................... $ 69
                                                                             ====
   2016..................................................................... $ 60
                                                                             ====
   2015..................................................................... $141
                                                                             ====
   2014..................................................................... $362
                                                                             ====
   2013..................................................................... $223
                                                                             ====
   Prior.................................................................... $565
                                                                             ====

 Other Coverages that use developmental methods to calculate claim reserves
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

                                    [GRAPHIC]



                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                     For the year ended December 31, 2017
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....241  NAIC Company Code.....91626  Employer's ID Number....04-2708937

The investment Risks interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                   $...2,059,558,500

2.. Ten largest exposures to a single issuer borrower investment.
                     1                         2                        3                       4
                                                                                       Percentage of Total
                   Issuer            Description of Exposure          Amount             Admitted Assets
            -----------------------  -----------------------    --------------------   ----------------------
           FEDERAL HOME LOAN
    2.01   MORTGAGE CORPORATION..... MBS, RMBS................ $   ......38,553,302   ..................1.9%
                                     Cash Equivalent, Short
    2.02   FEDERAL HOME LOAN BANKS.. Term..................... $   ......31,959,082   ..................1.6%
           GRI Woodlands
           Crossing, LLC, a          Commercial Mortgage
    2.03   Delaware................. loans.................... $   ......22,992,195   ..................1.1%
           HEWLETT PACKARD
    2.04   ENTERPRISE CO............ US CORP.................. $   ......19,972,288   ..................1.0%
                                     Agricultural Mortgage
    2.05   Four Star Dairy.......... Loan..................... $   ......19,130,492   ..................0.9%
           FEDERAL NATIONAL
    2.06   MORTGAGE ASSOCIATION..... MBS, RMBS................ $   ......18,043,983   ..................0.9%
           NEWFOUNDLAND &
    2.07   LABRADOR PROVINCE OF..... FOR GOVT................. $   ......15,910,895   ..................0.8%
           LOS ANGELES CA DEPT OF
    2.08   WATER & PWR WTR SYS...... MUNI..................... $   ......15,000,000   ..................0.7%
    2.09   ORICA LTD................ FOR CORP................. $   ......15,000,000   ..................0.7%
    2.10   RETAIL PROPERTIES OF
           AMERICA INC.............. US CORP.................. $   ......15,000,000   ..................0.7%

3.  Amounts and percentages of the reporting entity's total admitted assets in bonds held and preferred stocks by NAIC designation.
           Bonds
           -----                                                        1                       2
    3.01   NAIC 1............................................. $   .....751,019,921   .................36.5%
    3.02   NAIC 2............................................. $   .....497,605,948   .................24.2%
    3.03   NAIC 3............................................. $  .......99,616,652   ..................4.8%
    3.04   NAIC 4............................................. $  .......28,290,764   ..................1.4%
    3.05   NAIC 5............................................. $  ..........241,018   ..................0.0%
    3.06   NAIC 6............................................. $  ..........277,500   ..................0.0%
           Preferred Stocks
           ----------------                                             3                       4
    3.07   P/RP-1............................................. $..................0   ..................0.0%
    3.08   P/RP-2............................................. $..................0   ..................0.0%
    3.09   P/RP-3............................................. $..................0   ..................0.0%
    3.10   P/RP-4............................................. $..................0   ..................0.0%
    3.11   P/RP-5............................................. $..................0   ..................0.0%
    3.12   P/RP-6............................................. $..................0   ..................0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

4.   Assets held in foreign investments:
           Are assets held in foreign investments less than 2.5% of the reporting entity's total
     4.01  admitted assets?                                                                             Yes [  ]  No [X]
     If response to 4.01 above is yes, responses are not required for interrogatories 5-10
     4.02  Total admitted assets held in foreign investments. $    .....250,299,443 ..............12.2%
     4.03  Foreign-currency-denominated investments.......... $...................0 ...............0.0%
           Insurance liabilities denominated in that same
     4.04   foreign currency................................. $...................0 ...............0.0%

5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                        1                    2
     5.01  Countries designated NAIC 1....................... $    .....198,025,497 ...............9.6%
     5.02  Countries designated NAIC 2....................... $    ......31,854,721 ...............1.5%
     5.03  Countries designated NAIC 3 or before............. $    ......20,409,225 ...............1.0%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     6.01  Country 1: United Kingdom......................... $    ......90,245,074 ...............4.4%
     6.02  Country 2: France................................. $    ......22,494,734 ...............1.1%
           Countries designated NAIC 2:
     6.03  Country 1: Panama................................. $   ........9,881,973 ...............0.5%
     6.04  Country 2: Peru................................... $   ........7,995,732 ...............0.4%
           Countries designated NAIC 3 or below:
     6.05  Country 1: Bahamas................................ $    ......13,407,500 ...............0.7%
     6.06  Country 2: Turkey................................. $   ........6,082,460 ...............0.3%

                                                                        1                    2
7.   Aggregate unhedged foreign currency exposure............ $...................0 ...............0.0%

                                                                        1                    2
8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
     8.01  Countries designated NAIC 1....................... $...................0 ...............0.0%
     8.02  Countries designated NAIC 2....................... $...................0 ...............0.0%
     8.03  Countries designated NAIC 3 or below:............. $...................0 ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     9.01  Country 1:........................................ $...................0 ...............0.0%
     9.02  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 2:
     9.03  Country 1:........................................ $...................0 ...............0.0%
     9.04  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 3 or below:
     9.05  Country 1:........................................ $...................0 ...............0.0%
     9.06  Country 2:........................................ $...................0 ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:
                          1                        2
                       Issuer               NAIC Designation
                       ------               ----------------            3                    4
     10.01 ORICA LTD.......................       2.......... $   .......15,000,000 ...............0.7%
     10.02 NASSAU AIRPORT DEVELOPMENT CO...       3FE........ $   .......13,407,500 ...............0.7%
     10.03 DCC PLC.........................       2.......... $   .......12,008,000 ...............0.6%
     10.04 ELECTRICITE DE FRANCE SA........       1FE........ $   .......10,995,200 ...............0.5%
           EMPRESA NACIONAL DEL PETROLEO
     10.05 ENAP............................       2FE........ $   .......10,621,773 ...............0.5%
     10.06 ABP SUBHOLDINGS UK LTD..........       2.......... $   .......10,145,625 ...............0.5%
     10.07 LLOYDS BANKING GROUP PLC........       2FE........ $   ........9,979,559 ...............0.5%
     10.08 ENA NORTE TRUST.................       3AM........ $   ........9,881,973 ...............0.5%
     10.09 BRITVIC PLC.....................       2.......... $  .........9,164,400 ...............0.4%
     10.10 WEREDHAVE NV....................       2.......... $  .........8,405,600 ...............0.4%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
     Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total
            admitted assets?                                                                            Yes [  ]  No [X]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
     11.02  Total admitted assets held in Canadian investments............ $   ...63,116,772 ......3.1%
     11.03  Canadian currency-denominated investments..................... $  .....6,384,932 ......0.3%
     11.04  Canadian-denominated insurance liabilities.................... $...............0 ......0.0%
     11.05  Unhedged Canadian currency exposure........................... $...............0 ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual Sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 12.01 is yes, responses are not required for the remainder of
            Interrogatory 12.
                                         1                                         2             3
            Aggregate statement value of investments with contractual
     12.02  sales restrictions............................................ $...............0 ......0.0%
            Largest three investments with contractual sales restrictions:
     12.03                                                                 $...............0 ......0.0%
     12.04                                                                 $...............0 ......0.0%
     12.05                                                                 $...............0 ......0.0%

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total admitted
            assets?                                                                                     Yes [X]  No [  ]
            If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                                         1                                         2             3
                                  Name of Issuer
                                  --------------
     13.02                                                                 $...............0 ......0.0%
     13.03                                                                 $...............0 ......0.0%
     13.04                                                                 $...............0 ......0.0%
     13.05                                                                 $...............0 ......0.0%
     13.06                                                                 $...............0 ......0.0%
     13.07                                                                 $...............0 ......0.0%
     13.08                                                                 $...............0 ......0.0%
     13.09                                                                 $...............0 ......0.0%
     13.10                                                                 $...............0 ......0.0%
     13.11                                                                 $...............0 ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                         1                                         2             3
            Aggregate statement value of investments held in
     14.02  nonaffiliated, privately placed equities...................... $...............0 ......0.0%
            Largest three investments held in nonaffiliated, privately placed equities:
     14.03                                                                 $...............0 ......0.0%
     14.04                                                                 $...............0 ......0.0%
     14.05                                                                 $...............0 ......0.0%

15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interest:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                      Yes [X]  No [  ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
                                         1                                         2             3
     15.02  Aggregate statement value of investments held in general partnership interests......................................... $...............0 ......0.0%
            Largest three investments in general partnership interests:
     15.03                                                                 $...............0 ......0.0%
     15.04                                                                 $...............0 ......0.0%
     15.05                                                                 $...............0 ......0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

16.  Amounts and percentage of the reporting entity's total admitted assets held in mortgage loans:
     16.01      Are mortgage loans reported in Schedule B less than 2.5% of the
                reporting entity's total admitted assets?                                                  Yes [  ]  No [X]
                If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                             1                                            2                   3
                     Type (Residential
                 Commercial, Agricultural)
                  -------------------------
     16.02      Commercial Mortgage loans........................ $   ...22,992,195     ..........1.1%
     16.03      Agricultural Mortgage loans...................... $   ...19,130,492     ..........0.9%
     16.04      Agricultural Mortgage loans...................... $   ...12,541,257     ..........0.6%
     16.05      Agricultural Mortgage loans...................... $  .....8,366,412     ..........0.4%
     16.06      Agricultural Mortgage loans...................... $  .....8,210,069     ..........0.4%
     16.07      Agricultural Mortgage loans...................... $  .....7,371,557     ..........0.4%
     16.08      Agricultural Mortgage loans...................... $  .....4,928,324     ..........0.2%
     16.09      Agricultural Mortgage loans...................... $  .....1,810,337     ..........0.1%
     16.10      Agricultural Mortgage loans...................... $  .....1,742,000     ..........0.1%
     16.11      Agricultural Mortgage loans...................... $  .....1,680,958     ..........0.1%
     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                               Loans
                                                                               -----
     16.12      Construction loans............................... $...............0     ..........0.0%
                Mortgage loans over 90 days
     16.13      past due......................................... $...............0     ..........0.0%
                Mortgage loans in the process
     16.14      of foreclosure................................... $...............0     ..........0.0%
     16.15      Mortgage loans foreclosed........................ $...............0     ..........0.0%
     16.16      Restructured mortgage loans...................... $...............0     ..........0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
             Loan-to-value              Residential              Commercial                      Agricultural
             -------------              -----------              ----------                      ------------
                                       1         2              3              4              5                6
     17.01  above 95%.............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.02  91% to 95%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.03  81% to 90%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.04  71% to 80%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.05  below 70%.............. $......0 ......0.0% $   ...27,254,307  ......1.3% $   ...75,055,988       ......3.6%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting
     entity's total admitted assets?                                                                    Yes [X]  No [  ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
              Description
              -----------                                                      2              3
     18.02............................................................... $.........0    ..........0.0%
     18.03............................................................... $.........0    ..........0.0%
     18.04............................................................... $.........0    ..........0.0%
     18.05............................................................... $.........0    ..........0.0%
     18.06............................................................... $.........0    ..........0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
     reporting entity's admitted assets?                                                                Yes [X]  No [  ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                   1                                                           2              3
     19.02 Aggregate statement value of investments held in mezzanine
     real estate loans................................................... $.........0     .........0.0%
          Largest three investments held in mezzanine real estate loans:
     19.03............................................................... $.........0     .........0.0%
     19.04............................................................... $.........0     .........0.0%
     19.05............................................................... $.........0     .........0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     20.01 Securities
     lending
     agreements (do
     not include
     assets held as
     collateral for
     such
     transactions)............ $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.02 Repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.03 Reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.04 Dollar
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.05 Dollar
     reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                           Owned                               Written
                                           -----                               -------
                                       1                2                3                   4
     21.01 Hedging............ $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.02 Income
     generation............... $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.03 Other.............. $ ...............0   ......0.0%   $...............0     ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     22.01 Hedging............ $   .....1,153,019   ......0.1%   $  .....1,203,102   $  .....1,186,837      $.....1,170,091
     22.02 Income
     generation............... $.................   ......0.0%   $...............0   $...............0    $...............0
     22.03
     Replications............. $    ...22,000,000   ......1.1%   $   ...22,000,000   $   ...22,000,000       $...22,000,000
     22.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0    $...............0

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     23.01 Hedging............ $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.02 Income
     generation............... $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.03
     Replications............. $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0   $................0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2017 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                    Gross                                 Admitted Assets as Reported
                                             Investment Holdings                            in the Annual Statement
                                        --------------------------------------------------------------------------------------
                                                                                                 4                  5
                                                                                         Securities Lending       Total
                                                1              2              3              Reinvested        (Col. 3 + 4)
        Investment Categories                 Amount       Percentage       Amount       Collateral Amount        Amount
-                                       ---------------------------------------------------------------------------------------
1.      Bonds:
        1.1 U.S. treasury securities...     ...151,238,724  .....7.9      ...151,238,724  ...............0      ...151,238,724
        1.2 U.S. government agency
          obligations (excluding
          mortgage-backed securities):
          1.21 Issued by U.S.
             government agencies....... .................0  .....0.0  .................0  ...............0  .................0
          1.22 Issued by U.S.
             government sponsored
             agencies..................    .....10,826,013  .....0.6     .....10,826,013  ...............0     .....10,826,013
        1.3 Non-U.S. government
          (including Canada,
          excluding mortgage-backed
          securities)..................    .....22,204,779  .....1.2     .....22,204,779  ...............0     .....22,204,779
        1.4 Securities issued by
          states, territories and
          possessions and political
          subdivisions in the U.S.:
          1.41 States, territories
             and possessions general
             obligations............... .................0  .....0.0  .................0  ...............0  .................0
          1.42 Political subdivisions
             of states, territories
             and possessions and
             political subdivisions
             general obligation........   .......5,800,478  .....0.3    .......5,800,478  ...............0    .......5,800,478
          1.43 Revenue and assessment
             obligations...............     ....53,556,498  .....2.8     .....53,556,498  ...............0     .....53,556,478
          1.44 Industrial development
             and similar obligations... .................0  .....0.0  .................0  ...............0  .................0
        1.5 Mortgage-backed
          securities (includes
          residential and commercial
          MBS):
          1.51 Pass-through
             securities:
             1.511 Issued or
                guaranteed by GNMA.....   .........701,635  .....0.0    .........701,635  ...............0    .........701,635
             1.512 Issued or
                guaranteed by FNMA
                and FHLMC..............    .....39,025,160  .....2.0     .....39,025,160  ...............0     .....39,025,160
             1.513 All other........... .................0  .....0.0  .................0  ...............0  .................0
          1.52 CMOs and REMICs:
             1.521 Issued or
                guaranteed by GNMA,
                FNMA, FHLMC or VA......    .....38,398,624  .....2.0     .....38,398,624  ...............0     .....38,398,624
             1.522 Issued by non-U.S.
                Government issuers
                and collateralized by
                mortgage- based
                securities issued or
                guaranteed by
                agencies shown in
                Line 1.521............. .................0  .....0.0  .................0  ...............0  .................0
             1.523 All other...........     ...160,222,284  .....8.3      ...160,222,284  ...............0      ...160,222,284
2.      Other debt and other fixed
        income securities (excluding
        short-term):
        2.1 Unaffiliated domestic
          securities (includes credit
          tenant loans and hybrid
          securities)..................     ...561,458,758   ...29.3      ...561,458,758  ...............0      ...561,458,758
        2.2 Unaffiliated non-U.S.
          securities (including
          Canada)......................     ...282,579,899   ...14.7      ...282,579,899  ...............0      ...282,579,899
        2.3 Affiliated securities...... .................0  .....0.0     ..............0  ...............0  .................0


-----------


    6
Percentage
                                ----------
Bonds:
1.1 U.S. treasury securities...  .....7.9
1.2 U.S. government agency
  obligations (excluding
  mortgage-backed securities):
  1.21 Issued by U.S.
     government agencies.......  .....0.0
  1.22 Issued by U.S.
     government sponsored
     agencies..................  .....0.6
1.3 Non-U.S. government
  (including Canada,
  excluding mortgage-backed
  securities)..................  .....1.2
1.4 Securities issued by
  states, territories and
  possessions and political
  subdivisions in the U.S.:
  1.41 States, territories
     and possessions general
     obligations...............  .....0.0
  1.42 Political subdivisions
     of states, territories
     and possessions and
     political subdivisions
     general obligation........  .....0.3
  1.43 Revenue and assessment
     obligations...............  .....2.8
  1.44 Industrial development
     and similar obligations...  .....0.0
1.5 Mortgage-backed
  securities (includes
  residential and commercial
  MBS):
  1.51 Pass-through
     securities:
     1.511 Issued or
        guaranteed by GNMA.....  .....0.0
     1.512 Issued or
        guaranteed by FNMA
        and FHLMC..............  .....2.0
     1.513 All other...........  .....0.0
  1.52 CMOs and REMICs:
     1.521 Issued or
        guaranteed by GNMA,
        FNMA, FHLMC or VA......  .....2.0
     1.522 Issued by non-U.S.
        Government issuers
        and collateralized by
        mortgage- based
        securities issued or
        guaranteed by
        agencies shown in
        Line 1.521.............  .....0.0
     1.523 All other...........  .....8.3
Other debt and other fixed
income securities (excluding
short-term):
2.1 Unaffiliated domestic
  securities (includes credit
  tenant loans and hybrid
  securities)..................   ...29.3
2.2 Unaffiliated non-U.S.
  securities (including
  Canada)......................   ...14.7
2.3 Affiliated securities......  .....0.0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

                                                   Gross                                       Admitted Assets as Reported
                                            Investment Holdings                                  in the Annual Statement
                                       -----------------------------------------------------------------------------------------
                                                                                                  4                   5
                                                                                          Securities Lending        Total
                                               1               2              3               Reinvested        (Col. 3 + 4 )
        Investment Categories                Amount        Percentage       Amount        Collateral Amount        Amount
-                                      ------------------------------------------------------------------------------------------
3.      Equity interests:
        3.1 Investments in mutual
          funds.......................  .................0 ......0.0   .................0 .................0 ..................0
        3.2 Preferred stocks:
          3.21 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.22 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.3 Publicity traded equity
        securities (excluding
        preferred stocks):
          3.31 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.32 Unaffiliated...........  .................0       0.0   .................0 .................0 ..................0
        3.4 Other equity securities:
          3.41 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.42 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.5 Other equity interests
          including tangible personal
          property under lease:
          3.51 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.52 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
4.      Mortgage loans:
        4.1 Construction and land
          development................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.2 Agricultural..............    ......75,055,987 ......3.9     ......75,055,987 .................0    ......75,055,987
        4.3 Single family residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.4 Multifamily residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.5 Commercial loans..........   .......27,254,307 ......1.4    .......27,254,307 .................0    ......27,254,307
        4.6 Mezzanine real estate
          loans....................... ..................0 ......0.0  ..................0 .................0 ..................0
5.      Real estate investments:
        5.1 Property occupied by
          company..................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.2 Property held for
          production of income
          (including $0 of property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.3 Property held for sale
          (including $0 property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
6.      Contract loans................    .....417,298,613 .....21.7     .....417,298,613 .................0    .....417,298,613
7.      Derivatives...................   .......10,829,448 ......0.6    .......10,829,448 .................0   .......10,829,448
8.      Receivables for securities.... ............985,895 ......0.1  ............985,895 .................0 ............985,895
9.      Securities lending (Line 10,
        Asset page reinvested
        collateral)................... ..................0 ......0.0  ..................0 ...............XXX ................XXX
10.     Cash, cash equivalents and
        short-term investments........   .......49,248,892 ......2.6    .......49,248,892 .................0   .......49,248,892
11.     Other invested assets.........   .......12,612,634 ......0.7    .......12,612,634 .................0   .......12,612,634
                                       ------------------------------------------------------------------------------------------
12.     Total invested assets.........     ..1,919,298,628 ....100.0      ..1,919,298,628 .................0     ..1,919,298,628
                                       ------------------- ---------  ------------------- ------------------ -------------------


-------------------


        6
    Percentage
                               ------------------
Equity interests:
3.1 Investments in mutual
  funds....................... ...............0.0
3.2 Preferred stocks:
  3.21 Affiliated............. ...............0.0
  3.22 Unaffiliated........... ...............0.0
3.3 Publicity traded equity
securities (excluding
preferred stocks):
  3.31 Affiliated............. ...............0.0
  3.32 Unaffiliated........... ...............0.0
3.4 Other equity securities:
  3.41 Affiliated............. ...............0.0
  3.42 Unaffiliated........... ...............0.0
3.5 Other equity interests
  including tangible personal
  property under lease:
  3.51 Affiliated............. ...............0.0
  3.52 Unaffiliated........... ...............0.0
Mortgage loans:
4.1 Construction and land
  development................. ...............0.0
4.2 Agricultural.............. ...............3.9
4.3 Single family residential
  properties.................. ...............0.0
4.4 Multifamily residential
  properties.................. ...............0.0
4.5 Commercial loans.......... ...............1.4
4.6 Mezzanine real estate
  loans....................... ...............0.0
Real estate investments:
5.1 Property occupied by
  company..................... ...............0.0
5.2 Property held for
  production of income
  (including $0 of property
  acquired in satisfaction of
  debt)....................... ...............0.0
5.3 Property held for sale
  (including $0 property
  acquired in satisfaction of
  debt)....................... ...............0.0
Contract loans................  .............21.7
Derivatives................... ...............0.6
Receivables for securities.... ...............0.1
Securities lending (Line 10,
Asset page reinvested
collateral)...................   .............XXX
Cash, cash equivalents and
short-term investments........ ...............2.6
Other invested assets......... ...............0.7
                               ------------------
Total invested assets.........   ...........100.0
                               ------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.


     Statements of Assets and Liabilities as of December 31, 2017.

     Statements of Operations for the year ended December 31, 2017.

     Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     Notes to the Financial Statements.

The statutory-basis financial statements of the Company are included in Part B hereof and include:

     Independent Auditors' Report.


     Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2017 and 2016.

     Statutory Statements of Operations and Changes in Capital and Surplus for the Years Ended December 31, 2017, 2016 and 2015.

     Statutory Statements of Cash Flow for the Years Ended December 31, 2017, 2016 and 2015.

     Notes to Statutory Financial Statements.

     Statutory Supplemental Schedules as of and for the Year Ended December 31, 2017.



(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (2)         None.

   (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033- 64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (viii) Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.


   (ix) Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 26, 2018.


   (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii)        Forms of Endorsements (TSA, Simple IRA, Living Benefits and
               Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-85442) filed on June 30, 1998.

   (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on January 21, 1999.

   (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.

   (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on February 28, 2001.

   (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple
               Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File No. 333-51676/811-8828) filed on April 25, 2003.

   (x) Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.

   (xi) Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

   (xii) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (5)(i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.

   (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 21, 1999.

   (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.

   (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.

   (6)(i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (iv)        Amended and Restated By-Laws of Depositor (effective March 16,
               2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.

   (7)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (8)(i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iv)(a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 21, 2009.

   (v)(a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676/811-
               8828) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.

   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.


   (10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith).

   (ii) Consent of Independent Auditors (Deloitte & Touche) (Filed herewith.)


   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


   (14) Powers of Attorney for Kieran Mullins, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumair, Tara Figard, Jeffrey Halperin, Donald Leintz and David Chamberlin. (Filed herewith.)

               Item 25 Directors and Officers of the Depositor

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------------------------------
Peter M. Carlson                        Chairman of the Board, President, Chief Executive Officer and a
11225 North Community House Road        Director
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Kumar Das Gupta                     Director
11225 North Community House Road
Charlotte, NC 28277





Meghan S. Doscher                   Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Lynn A. Dumais                      Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey P. Halperin                 Director, Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Director
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                         Vice President and Chief Information Security Officer
11225 North Community House Road,
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin                 Vice President and Controller
18205 Crane Nest Dr., Floor 5
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Individual Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz                 Vice President and Assistant Secretary
285 Madison Avenue, Suite 1400
New York, NY 10017





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Francis teGroen                     Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Mark Wessell                        Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott                  Vice President and Chief Investment Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960







Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2018, there were 30,722 owners of tax-qualified contracts and 11,458 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

   (b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------




Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c)Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.




                                             (2)
                 (1)                  NET UNDERWRITING        (3)            (4)
          NAME OF PRINCIPAL             DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
             UNDERWRITER                 COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$3,820,766         $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


   (d)        Brighthouse Financial, 18210 Crane Nest Dr., Floor 5, Tampa, FL
              33647

   (e) New England Life Insurance Company, One Financial Center, 21st Floor, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and the State of North Carolina, on the 26th day of April, 2018.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
  -----------------------
Kevin G. Finneran
Vice President

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
    ---------------------
Kevin G. Finneran
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 26, 2018.


          Signature                                               Title
     /s/ Peter M. Carlson*      Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
        Peter M. Carlson



   /s/ Kimberly A. Berwanger*      Director and Vice President
------------------------
      Kimberly A. Berwanger



     /s/ Kumar Das Gupta*     Director
------------------------
        Kumar Das Gupta



    /s/ Meghan S. Doscher*      Director and Vice President
------------------------
       Meghan S. Doscher



      /s/ Lynn A. Dumais*     Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais



      /s/ Tara Figard*        Director and Vice President
------------------------
        Tara Figard



     /s/ Jeffrey Halperin*      Director, Vice President and Chief Compliance Officer
------------------------
      Jeffrey Halperin



      /s/ Donald Leintz*      Director
------------------------
       Donald Leintz



    /s/ David Chamberlin*      Vice President and Controller
------------------------
                               (principal accounting officer)
       David Chamberlin

By: /S/ MICHELE H. ABATE
     -------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 26, 2018

* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


(10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

(10)(ii)    Consent of Independent Auditors (Deloitte & Touche LLP)

(14)        Powers of Attorney